     As filed with the Securities and Exchange Commission.

                                               '33 Act Registration No. 33-33425
                                               '40 Act Registration No. 811-5999

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 20    [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 21            [X]


                              NACO VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus and the Statement of Additional Information.
It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on October 1, 1999, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


================================================================================

                                    1 of 166

                              NACO VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                              PAGE
Part A   INFORMATION REQUIRED IN A PROSPECTUS
     Item  1.              Cover Page............................................................      5
     Item  2.              Definitions...........................................................      8
     Item  3.              Synopsis or Highlights................................................     14
     Item  4.              Condensed Financial Information.......................................     14
     Item  5.              General Description of Registrant, Depositor,
                           and Portfolio Companies...............................................     16
     Item  6.              Deductions and Expenses...............................................     17
     Item  7.              General Description of the Variable Annuity Contract..................     19
     Item  8.              Annuity Period........................................................     23
     Item  9.              Death Benefit.........................................................     27
     Item 10.              Purchases and Contract Value..........................................     19
     Item 11.              Redemptions...........................................................     23
     Item 12.              Taxes.................................................................     27
     Item 13.              Legal Proceedings.....................................................     29
     Item 14.              Table of Contents of the Statement of Additional Information..........     35

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.              Cover Page............................................................     80
     Item 16.              Table of Contents.....................................................     80
     Item 17.              General Information and History.......................................     80
     Item 18.              Services..............................................................     80
     Item 19.              Purchase of Securities Being Offered..................................     81
     Item 20.              Underwriters..........................................................     81
     Item 21.              Calculation of Performance............................................     81
     Item 22.              Annuity Payments......................................................     82
     Item 23.              Financial Statements..................................................     83

Part C   OTHER INFORMATION
     Item 24.              Financial Statements and Exhibits.....................................    142
     Item 25.              Directors and Officers of the Depositor...............................    144
     Item 26.              Persons Controlled by or Under Common Control
                           with the Depositor or Registrant......................................    146
     Item 27.              Number of Contract Owners.............................................    158
     Item 28.              Indemnification.......................................................    158
     Item 29.              Principal Underwriters................................................    158
     Item 30.              Location of Accounts and Records......................................    160
     Item 31.              Management Services...................................................    160
     Item 32.              Undertakings..........................................................    160


                                    2 of 166

                       SUPPLEMENT DATED OCTOBER 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              NACO VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.


1. THE "EXCHANGE PRIVILEGE" AT PAGE 17 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

Certain plans may select investment options, unrelated to the annuity contract, that may impose limitations affecting the exchange privileges associated with the investment options available in the annuity contract.

One such investment option that may be chosen is the Morley Stable Value Retirement Fund. Although the Morley Stable Value Retirement Fund may be purchased by plans as an investment option outside the variable annuity contract described in this prospectus, the Morley Stable Value Retirement Fund may impose restrictions on amounts that may be directly transferred to options which are considered "competing investment options."

Competing investment options include the Nationwide Money Market Fund, the Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares, Short-Term Investments Trust - Treasury Portfolio - Institutional Class and the Nationwide Fixed Account Option. If the Morley Stable Value Retirement Fund is available in your Plan, amounts withdrawn from the Morley Stable Value Retirement Fund may not be transferred to a "competing investment option" for a period of at least 90 days.

The Morley Stable Value Retirement Fund is operated by Morley Capital Management, Inc. and advised by Union Bond and Trust; both entities are wholly-owned subsidiaries of Nationwide Financial Services Inc.

There is no charge assessed for any exchanges.

2. THE LAST SENTENCE OF THE SECTION ENTITLED "NATIONWIDE SEPARATE ACCOUNT TRUST" IN APPENDIX A OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services, Inc. ("NAS") for the: Nationwide(R) Bond Fund - Class D, Nationwide(R) Fund - Class D, Nationwide(R) Money Market Fund - Prime Shares, Nationwide S&P 500(R) Index Fund - Class Y and the Nationwide Separate Account Trust - Nationwide Small Company Fund were transferred to Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services, Inc. ("NAS") for the Prestige Large Cap Growth Fund, Prestige Large Cap Value Fund, Prestige International Fund, Prestige Balanced Fund and Prestige Small Cap Fund were transferred to Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The subadviser for each of the Funds continues to subadvise the Fund after the transfer to VMF. Effective September 1, 1999, the investment advisory services previously performed by NAS for the Nationwide Asset Allocation Trust - The Aggressive Portfolio, The Moderately Aggressive Portfolio, The Moderate Portfolio, The Moderately Conservative Portfolio and the Conservative Portfolio were transferred to Villanova SA Capital Trust ("VSA"). VSA is an affiliate of NAS and an indirect subsidiary of NFS. The portfolio manager for each of the Portfolios continues to manage the Portfolios after the transfer to VSA.

                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              NACO VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 2, 1999, THE LISTING OF AVAILABLE UNDERLYING MUTUAL FUND OPTIONS AT PAGE 1 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING:

  - The Brown Capital Management Small Company Fund

  - Nationwide Separate Account Trust - Nationwide(R) Income FunD (subadvisers:
    NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.)

2. THE UNDERLYING MUTUAL FUND ANNUAL EXPENSES TABLE AT PAGES 6 AND 7 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (as a percentage of underlying mutual fund net assets, after expense reimbursement)

------------------------------- ---------------- ---------------- -------------- ------------------
                                   Management        Other          12b-1 Fees     Total Mutual
                                     Fees           Expenses                       Fund Expenses
------------------------------- ---------------- ---------------- -------------- ------------------
The Brown Capital Management         0.65%            0.85%           0.00%            1.50%
Small Company Fund
------------------------------- ---------------- ---------------- -------------- ------------------
NSAT - Nationwide Income             0.04%            0.71%           0.00%            0.75%
Fund
------------------------------- ---------------- ---------------- -------------- ------------------
NSAT - Nationwide Small              1.00%            0.25%           0.00%            1.25%
Company Fund
------------------------------- ---------------- ---------------- -------------- ------------------
Nationwide(R)Growth Fund -           0.58%            0.27%           0.00%            0.85%
Class D
------------------------------- ---------------- ---------------- -------------- ------------------
Nationwide(R)Fund - Class D           0.56%            0.21%           0.00%            0.77%
------------------------------- ---------------- ---------------- -------------- ------------------
Nationwide(R)Money Market             0.40%            0.29%           0.00%            0.69%
Fund
------------------------------- ---------------- ---------------- -------------- ------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


------------------------------------ ---------------- ---------------- -------------- ------------------
                                       Management         Other         12b-1 Fees       Total Mutual
                                          Fees           Expenses                       Fund Expenses
------------------------------------ ---------------- ---------------- -------------- ------------------
The Brown Capital Management              1.00%            0.85%           0.00%            1.85%
Small Company Fund
------------------------------------ ---------------- ---------------- -------------- ------------------
NSAT - Nationwide Income Fund             0.45%            0.71%           0.00%            1.16%
------------------------------------ ---------------- ---------------- -------------- ------------------


3. THE "EXAMPLE" LOCATED AT PAGES 8 THROUGH 10 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply. The example reflects CDSC at 5% of total purchase payments and the maximum Variable Account Annual Expense Fee (0.95% of average account value). The example reflects the Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Participant Account Maintenance Charge is reduced accordingly.

For those contracts that have a different CDSC schedule or a lower Variable Account Annual Expense Fee, the actual expenses are reduced.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.


--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                      time period                applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management     76     129    185     337      26    79     135     287      *     79     135      287
Small Company Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Income Fund    68     105    145     257      18    55      95     207      *     55      95      207
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small          73     121    172     311      23    71     122     261      *     71     122      261
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       69     108    151     268      19    58     101     218      *     58     101      218
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D      68     106    146     259      18    56      96     209      *     56      96      209
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund   67     103    142     250      17    53      92     200      *     53      92      200
--------------------------------------------------------------------------------------------------------------------------

5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" AT PAGES 32 THROUGH 40 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of those companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.

6. "APPENDIX B: CONDENSED FINANCIAL INFORMATION" AT PAGES 41 THROUGH 75 OF THE PROSPECTUS IS HEREBY AMENDED TO INCLUDE THE FOLLOWING INFORMATION AFTER THE
   TABLES:

The Brown Capital Management Small Company Fund and the NSAT - Nationwide Income Fund were added to the variable account on July 2, 1999, and therefore, no condensed financial information is available.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its NACo Variable Account

                   The date of this prospectus is May 1, 1999.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

   -  American Century: Income & Growth - Investor Class

   - American Century: International Discovery Fund - Investor Class (formerly "American Century: Twentieth Century International Discovery Fund - Investor Class")

   - American Century: Ultra (formerly "American Century: Twentieth Century Ultra")

   -  Dreyfus Appreciation Fund, Inc.

   -  Dreyfus Premier Midcap Stock Fund - Class A

   -  The Dreyfus Third Century Fund, Inc.

   -  Federated Bond Fund - Class F

   -  Federated U.S. Government Securities Fund: 2-5 Years - Institutional
      Shares

   -  Fidelity Advisor Growth Opportunities Fund - Class A

   -  Fidelity Advisor High Yield Fund - Class T

   -  Fidelity Equity - Income Fund

   -  Fidelity OTC Portfolio

   -  Fidelity Puritan Fund

   -  INVESCO Dynamics Fund

   -  INVESCO Total Return Fund

   -  LifeDesigns Series
      -  The Aggressive Portfolio
      -  The Moderately Aggressive Portfolio
      -  The Moderate Portfolio
      -  The Moderately Conservative Portfolio
      -  The Conservative Portfolio

   -  MAS Funds Fixed Income Portfolio

   -  MFS(R) High Income Fund - Class A

   -  Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class
      B

   -  Nationwide(R) Fund - Class D

   -  Nationwide(R) Money Market Fund

   -  Nationwide S&P 500(R) Index Fund - Class Y

   - Nationwide Separate Account Trust - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)

   -  Neuberger Berman Guardian Fund, Inc.

   -  Neuberger Berman Partners Trust

   -  Oppenheimer Global Fund - Class A Prestige Balanced Fund - Class Y

   -  Prestige International Fund - Class Y

   -  Prestige Large Cap Growth Fund - Class Y

   -  Prestige Large Cap Value Fund - Class Y

   -  Prestige Small Cap Fund - Class Y

   -  Putnam Investors Fund - Class A

   -  Putnam Voyager Fund - Class A

   -  SEI Index Funds - S&P 500 Index Portfolio

   -  Seligman Growth Fund, Inc. - Class A

   -  Short-Term Investments Trust - Treasury Portfolio - Institutional Class

   -  T. Rowe Price International Stock Fund(R)

   -  Templeton Foreign Fund - Class A

   -  Warburg Pincus Emerging Growth Fund - Common Class

                                    8 of 166

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998
   -  Fidelity Contrafund

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997
   -  Fidelity Magellan(R) FunD

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
   - American Century: Growth (formerly "American Century: Twentieth Century Growth")
   -  Massachusetts Investors Growth Stock Fund - Class A

MAY NOT BE AVAILABLE TO ALL CONTRACTS ISSUED ON OR AFTER JULY 1, 1994
   -  The Bond Fund of America(SM), Inc.
   -  The Investment Company of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993
   -  Evergreen Income and Growth Fund
   -  MFS(R) Growth Opportunities Fund - Class A
   -  Nationwide(R) Growth Fund - Class D

NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DC VARIABLE ACCOUNT CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987
   -  Fidelity Capital & Income Fund

The Statement of Additional Information ( dated May 1, 1999) which contains additional information about the contracts and the NACo Variable Account has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 31.

For general information or to obtain FREE copies of the:

   -  Statement of Additional Information
   -  prospectus for any underlying mutual fund
   -  required Nationwide forms,

call:              1-800-545-4730
             TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
  - A BANK DEPOSIT           -  FEDERALLY INSURED
  - ENDORSED BY A BANK       -  AVAILABLE IN EVERY
    OR GOVERNMENT               STATE
    AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    9 of 166

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo program.

NACO PROGRAM- The deferred compensation program established and administered pursuant to Section 457 of the Internal Revenue Code for the benefit of member counties.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

UNALLOCATED CONTRACT- A contract where Nationwide maintains one single plan contract, as opposed to maintaining individual participant accounts.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- NACo Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    10 of 166

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF STANDARD CONTRACT
     EXPENSES.....................................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............6

EXAMPLE...........................................8

CONDENSED FINANCIAL INFORMATION..................10

FINANCIAL STATEMENTS.............................10

SYNOPSIS OF THE CONTRACTS........................10

NATIONWIDE LIFE INSURANCE COMPANY................11

NATIONWIDE INVESTMENT SERVICES
     CORPORATION.................................12

INVESTING IN THE CONTRACT........................12
     The Variable Account and Underlying
         Mutual Funds

STANDARD CHARGES AND DEDUCTIONS..................13
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT RIGHTS..................................15

OPERATION OF THE CONTRACT........................15
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value -
         Valuing an Accumulation Unit
     Determining the Participant Account Value
     Exchange Privilege
     Experience Credits

MODIFICATION OF THE CONTRACT.....................18

CONTRACT SUSPENSION AND TERMINATION..............18

REDEMPTION OF PARTICIPANT ACCOUNTS...............18

RETIREMENT PERIOD................................19
     Additional Purchase Payment Before
         Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Alternate Assumed Investment Rate

DEATH OF PARTICIPANT.............................22
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................23
     Contracts Issued under the New York
         Model Plan

STATEMENTS AND REPORTS...........................24

YEAR 2000 COMPLIANCE ISSUES......................24

LEGAL PROCEEDINGS................................25

ADVERTISING AND SUB-ACCOUNT
     PERFORMANCE SUMMARY.........................26

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION.................................31

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
     FUNDS.......................................32

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.................................41

                                    11 of 166

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments) ..............................5%

MAXIMUM PARTICIPANT ACCOUNT
MAINTENANCE CHARGE..............................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL
EXPENSE FEE(1)
(as a percentage of average account value)
         ...........................0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

    - premium taxes that may be imposed by the state in which the contract was issued; or

    - deductions for management fees and other expenses made by the underlying mutual funds.

                                    12 of 166


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------
                                                         Management       Other         12b-1       Total Mutual
                                                           Fees         Expenses         Fees      Fund Expenses
-------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class         0.69%          0.00%          0.00%          0.69%
-------------------------------------------------------------------------------------------------------------------
American Century: Growth                                   1.00%          0.00%          0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------
American Century: International Discovery Fund - Investor  1.66%          0.00%          0.00%          1.66%
Class
-------------------------------------------------------------------------------------------------------------------
American Century: Ultra                                    1.00%          0.00%          0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                         0.32%          0.09%          0.25%          0.66%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                            0.55%          0.34%          0.00%          0.89%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                1.10%          0.25%          0.00%          1.35%
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                       0.75%          0.22%          0.00%          0.97%
-------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                           0.97%          0.28%          0.00%          1.25%
-------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                              0.65%          0.43%          0.00%          1.08%
-------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -     0.40%          0.14%          0.00%          0.54%
Institutional Shares
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A       0.46%          0.25%          0.25%          0.96%
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                 0.58%          0.24%          0.25%          1.07%
-------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                             0.58%          0.23%          0.00%          0.81%
-------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                        0.45%          0.16%          0.00%          0.61%
-------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                0.47%          0.20%          0.00%          0.67%
-------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                   0.42%          0.17%          0.00%          0.59%
-------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                     0.49%          0.24%          0.00%          0.73%
-------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                      0.44%          0.19%          0.00%          0.63%
-------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                      0.55%          0.28%          0.25%          1.08%
-------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                  0.58%          0.20%          0.25%          1.03%
-------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R), Inc.                 0.25%          0.08%          0.22%          0.55%
-------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio              0.50%          0.00%          0.00%          0.50%
-------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive Portfolio   0.50%          0.00%          0.00%          0.50%
-------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio                0.50%          0.00%          0.00%          0.50%
-------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Conservative Portfolio 0.50%          0.00%          0.00%          0.50%
-------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio            0.50%          0.00%          0.00%          0.50%
-------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                           0.38%          0.11%          0.00%          0.49%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A        0.25%          0.22%          0.32%          0.79%
-------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                  0.42%          0.21%          0.18%          0.81%
-------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                           0.44%          0.27%          0.30%          1.01%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity Growth    0.60%          0.20%          0.25%          1.05%
Portfolio - Class B
-------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                0.57%          0.12%          0.00%          0.69%
-------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                         0.58%          0.19%          0.00%          0.77%
-------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                               0.40%          0.18%          0.00%          0.58%
-------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class Y                  0.13%          0.34%          0.00%          0.47%
-------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small       1.00%          0.07%          0.00%          1.07%
Company Fund
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                       0.70%          0.09%          0.00%          0.79%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                            0.85%          0.05%          0.00%          0.90%
-------------------------------------------------------------------------------------------------------------------


                                    13 of 166


-------------------------------------------------------------------------------------------------------------------
                                                        Management       Other          12b-1       Total Mutual
                                                           Fees         Expenses         Fees       Fund Expenses
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                          0.69%          0.23%          0.22%          1.14%
-------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class Y                           0.25%          0.70%          0.00%          0.95%
-------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class Y                      0.43%          0.82%          0.00%          1.25%
-------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class Y                   0.35%          0.70%          0.00%          1.05%
-------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class Y                    0.30%          0.70%          0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class Y                          0.50%          0.70%          0.00%          1.20%
-------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                            0.51%          0.19%          0.25%          0.95%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                              0.48%          0.23%          0.25%          0.96%
-------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                  0.40%          0.00%          0.00%          0.40%
-------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                       0.70%          0.23%          0.23%          1.16%
-------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -        0.06%          0.02%          0.00%          0.08%
Institutional Class
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                  0.67%          0.18%          0.00%          0.85%
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                           0.61%          0.26%          0.25%          1.12%
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class         0.90%          0.32%          0.00%          1.22%
-------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


-------------------------------------------------------------------------------------------------------------------
                                                        Management       Other         12b-1       Total Mutual
                                                           Fees         Expenses        Fees       Fund Expenses
-------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                              0.75%          0.45%          0.00%          1.20%
-------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years       0.40%          0.39%          0.00%          0.79%
- Institutional Shares
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A       0.46%          0.26%          0.25%          0.97%
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                 0.58%          0.28%          0.15%          1.01%
-------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                        0.45%          0.20%          0.00%          0.65%
-------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                   0.42%          0.18%          0.00%          0.60%
-------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                     0.49%          0.26%          0.00%          0.75%
-------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                      0.44%          0.21%          0.00%          0.65%
-------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class Y                  0.13%          0.61%          0.00%          0.74%
-------------------------------------------------------------------------------------------------------------------


                                   14 of 166

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply. The example reflects the 5 year CDSC schedule and the maximum Variable Account Annual Expense Fee (0.95%). The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

For those contracts that have a different CDSC schedule or a lower Variable Account Annual Expense Fee, the expenses would be reduced.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.


--------------------------------------------------------------------------------------------------------------------------
                           If you surrender your contract   If you do not surrender your  If you annuitize your contract at
                            the end of the applicable        contract at the end of the     at the end of the applicable
                                   time period                 applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &      67     103    142     250      17    53     92      200     17     53      92      200
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth        70     113    159     284      20    63     109     234     20     63     109      234
--------------------------------------------------------------------------------------------------------------------------
American Century: International 77     134    193     354      27    84     143     304     27     84     143      304
Discovery Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra         70     113    159     284      20    63     109     234     20     63     109      234
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),   67     102    140     247      17    52      90     197     17     52      90      197
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation  Fund,     69     110    153     272      19    60     103     222     19     60     103      222
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock    74     124    177     322      24    74     127     272     24     74     127      272
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, 70     112    157     281      20    62     107     231     20     62     107      231
Inc.
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth     73     121    172     311      23    71     122     261     23     71     122      261
Fund
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F   71     116    163     293      21    66     113     243     21     66     113      243
--------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government       66      99    134     233      16    49      84     183     16     49      84      183
Securities Fund: 2-5 Years -
Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth         70     112    156     280      20    62     106     230     20     62     106      230
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield     71     115    162     292      21    65     112     242     21     65     112      242
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund  68     107    148     263      18    57      98     213     18     57      98      213
--------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund             66     101    138     241      16    51      88     191     16     51      88      191
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund   67     103    141     248      17    53      91     198     17     53      91      198
--------------------------------------------------------------------------------------------------------------------------


                                   15 of 166



--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract  If you do not surrender your  If you annuitize your contract
                              at the end of the applicable    contract at the end of the     at the end of the applicable
                                      time period               applicable time period                time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund        66     100    137     239      16    50      87      189     16     50      87      189
--------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio          68     105    144     254      18    55      94      204     18     55      94      204
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund           67     101    139     243      17    51      89      193     17     51      89      193
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund           71     116    163     293      21    66     113      243     21     66     113      243
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund       71     114    160     287      21    64     110      237     21     64     110      237
--------------------------------------------------------------------------------------------------------------------------
The Investment Company of       66      99     134     234     16    49      84      184     16     49      84      184
America(R), Inc.
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97     132     228     15    47      82      178     15     47      82      178
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97     132     228     15    47      82      178     15     47      82      178
Moderately Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97     132     228     15    47      82      178     15     47      82      178
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97     132     228     15    47      82      178     15     47      82      178
Moderately Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97     132     228     15    47      82      178     15     47      82      178
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income          65      97     131     227     15    47      81      177     15     47      81      177
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth  68     107    147     261      18    57      97      211     18     57      97      211
Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities      68     107    148     263      18    57      98      213     18     57      98      213
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -        71     114    159     285      21    64     109      235     21     64     109      235
Class A
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional    71     115    161     290      21    65     111      240     21     65     111      240
Fund, Inc. - Equity Growth
Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D     67     103    142     250      17    53      92      200     17     53      92      200
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -      68     106    146     259      18    56      96      209     18     56      96      209
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund    66     100     136    238      16    50      86      188     16     50      86      188
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index      65      96     130    225      15    46      80      175     15     46      80      175
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account     71     115    162     292      21    65     112      242     21     65     112      242
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian       68     107    147     261      18    57      97      211     18     57      97      211
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust 69     110    153     273      19    60     103      223     19     60     103      223
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -       72     118    166     299      22    68     116      249     22     68     116      249
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class  70     112    156     279      20    62     106      229     20     62     106      229
Y
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -   73     121    172     311      23    71     122      261     23     71     122      261
Class Y
--------------------------------------------------------------------------------------------------------------------------

                                   16 of 166


--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract  If you do not surrender your  If you annuitize your contract
                              at the end of the applicable    contract at the end of the    at the end of the applicable
                                      time period               applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund  71     115    161     290      21    65     111     240     21     65     111      240
- Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - 70     113    159     284      20    63     109     234     20     63     109      234
Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class 73     120    169     306      23    70     119     256     23     70     119      256
Y
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A 70     112    156     279      20    62     106     229     20     62     106      229
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A   70     112    156     280      20    62     106     230     20     62     106      230
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500       64      94    126     217      14    44      76     167     14     44      76      167
Index Portfolio
-------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -    72     118    167     301      22    68     117     251     22     68     117      251
Class A
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust -  61      84    108     179      11    34      58     129     11     34      58      129
Treasury Portfolio - Institutional
Class
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International     69     108    151     268      19    58     101     218     19     58     101      218
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class  72     117    165     297      22    67     115     247     22     67     115      247
A
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging         73     120    170     308      23    70     120     258     23     70     120      258
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each underlying mutual fund reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value information for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS

The contracts are group flexible fund retirement contracts. The contracts are designed for use in deferred compensation plans adopted by member counties under the NACo program. The plans qualify for favorable tax treatment under Section 457 of the Internal Revenue Code.

Nationwide issues a single group contract to the contract owner, which covers all present and future participating employees. Nationwide will provide a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate will set forth the benefits to which the recipient is entitled. Additionally, if legally required, Nationwide will provide a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contract. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

                                   17 of 166

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contract strives to provide each participant with:

- an initial Retirement Income Payment, which will reflect cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years), and

- subsequent Retirement Income Payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contract strives to achieve its goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contract to accumulated amounts in participant accounts. These accumulated amounts will reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participant's Retirement Income Payments will be directly affected by his or her investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum rate of 0.95% of average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. The Variable Account Annual Expense Fee is negotiable and varies from contract to contract to reflect unique plan characteristics. This fee does not reflect deductions made by the underlying mutual funds (see "Variable Account Annual Expense Fee").

The CDSC, Participant Account Maintenance Charge, and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitzation date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide

                                   18 of 166

Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on September 7, 1988, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of

                                   19 of 166
other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a renegotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a renegotiated contract may decrease, but under no circumstances will they increase.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

                                    20 of 166

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to a maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

   1) plan size;

   2) the number of eligible employees;

   3) the number of plan participants;

   4) demographics of the plan participants;

   5) general economic conditions;

   6) the varying costs associated with the underlying mutual funds that are offered in the contract;

   7) the type of contract (e.g. allocated vs. unallocated);

   8) distribution costs; and

   9) other factors that Nationwide deems relevant.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

Regardless of the CDSC schedule chosen, no CDSC will be assessed against distributions paid as:
  -   a life income payment option;
  - a designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of the benefit payments; and
  -   a single-sum or periodic payment resulting from a participant's death.

Contracts Issued Beginning July 1, 1985 and Before May 1, 1998

If the contract owner terminates the contract in accordance with the section entitled "Suspension and Termination" and directs Nationwide to withdraw all or part of the contract value, Nationwide will assess a CDSC from each participant's account as indicated below. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.

The following CDSC schedule applies to contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

    ----------------------- -------------------------
                               Number of Completed
                              Years of Participation
       CDSC Percentage      (Beginning July 1, 1985)*
    ----------------------- -------------------------
              4%                  1 through 12
    ----------------------- -------------------------
              3%                       13
    ----------------------- -------------------------
              2%                       14
    ----------------------- -------------------------
              1%                       15
    ----------------------- -------------------------
              0%                  16 and after
    ----------------------- -------------------------

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*The "Number of Completed Years of Participation" is determined beginning with the participant's first deferral into the contract.

In any event, no CDSC will be assessed against withdrawals taken on or after January 1, 2001 for contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

Contracts Issued On or After May 1, 1998

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications, a CDSC may be negotiated and assessed.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;

(2) annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the participant will be informed of the reason for the delay. The purchase payment will be returned unless the participant specifically allows Nationwide to hold the purchase payment until the application is completed.

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Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                -  Independence Day
-  Martin Luther King, Jr. Day   -  Labor Day
-  Presidents' Day               -  Thanksgiving
-  Good Friday                   -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner would not have access to their account.

When permissible under state insurance law, Nationwide may credit up to 8% of an initial transfer into the contract. An initial transfer is the amount transferred into the contract from a non-Nationwide investment product. It serves as the initial purchase payment under the contract. This credit will reimburse the contract owner for any exit penalty assessed by the previous provider. Nationwide will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

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   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on which contract features the plan has chosen.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain plans may impose limitations on participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract. If the contract owner elects an exchange privilege, there is no charge for exchanges.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

If Nationwide receives the exchange request before the end of a valuation date, the exchange will receive the accumulation unit values of that date. However, if Nationwide receives the exchange request after the close of business on a valuation date, the exchange will receive the next valuation date's accumulation unit value.

EXCHANGE REQUESTS

In addition to submitting exchange requests in writing, the participant may also make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are

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

genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased if negotiated, upon notice to the contract owner:

  -   Contingent Deferred Sales Charge

  -   Participant Account Maintenance Charge

  -   Variable Account Annual Expense Fee

No modifications may be made prior to the first contract anniversary.

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

   a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan;

   b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay to the contract owner:

   1)  the redemption value of participant accounts, less any applicable CDSC;
       and

   2) the balance of the annual payment amounts in Nationwide's General Account transferred to make Retirement Income Payments under Retirement Income Forms B1 and B2.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before Retirement Income Payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments to that participant account or that participant's retirement date.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The

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requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under that contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

   (1)  the New York Stock Exchange is closed;

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

   (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and/or participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase Retirement Income Payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before Retirement Income Payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

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Nationwide is obligated to make payments under a variable payment annuity.
However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract fund by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

   1) payments for a designated period;

   2) payments of a designated amount;

   3) life income with payment certain; or

   4) joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for Retirement Income Payments to begin on the date and under the retirement options set forth in the plan. At least one month before Retirement Income Payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

     Option A1: Payments for a Designated Period

     Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

       (a) is the accumulation unit value on the day the payment is made; and

       (b) is the number of accumulation units applied under this option divided by the number of payments selected.

     Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

     If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

     Option A2: Payments of a Designated Amount

     Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

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     If election of this option results in a payment period of less than 5 years, and the participant has less than 5 Participant Account Years, a CDSC will be assessed against each payment.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of Retirement Income Payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

  -  the mortality tables specified in the contract;

  -  the adjusted age of the retired participant;

  -  the type of Retirement Income Payment option(s) selected; and

  - in the case of variable payments, the investment performance of the specific sub-accounts elected.

     Option B1: Life Income with Payment Certain

     Payments will be made monthly during an individual's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

     Option B2: Joint and Survivor Life Income

     Payments will be made monthly during the joint lifetime of the participant and a beneficiary. Payments will be made as long as either of the two is living. If the participant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the participant, payments will continue at 100% to the participant.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of Retirement Income Payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a

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variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternated assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of Retirement Income Payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Year's Payments

To determine the monthly payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of Retirement Income Payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning Retirement Income Payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

     1) receives and verifies the participant's death; and

     2) verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

     1) as a lump sum; or

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     2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement Income Payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Consult a financial adviser, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

   - References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

   - The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated. The contract owner will continue to own the account, subject to the claims of its general creditors.

   - All references to Life Income Options B1 and B2 throughout this prospectus are deleted.

   - All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide (or a designee) will provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity for the variable account at least semi-annually. Nationwide will also provide annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

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Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has impelemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million

                                    31 of 166
on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

                                    32 of 166

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not a party to any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT
PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT- Money Market Fund and the Short-Term Investments Trust - Treasury Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and
   -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;
   -  Donoghue's;
   -  magazines such as:
      - Money;
      - Forbes;
      - Kiplinger's Personal Finance Magazine;
      - Financial World;
      - Consumer Reports;
      - Business Week;
      - Time;
      - Newsweek;
      - National Underwriter;
      - News and World Report;
   -  LIMRA;
   -  Value;

                                    33 of 166

   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                    34 of 166

                         SUB-ACCOUNT PERFORMANCE SUMMARY


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN MONEY MARKET FUND
--------------------------------------------------------------------------------------------
                                          Current Yield               Effective Yield
     Sub-Account Option               Period Ending 12/31/98       Period Ending 12/31/98
--------------------------------------------------------------------------------------------
Nationwide Money Market Fund                    3.74%                       3.80%
--------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury         2.47%                       2.50%
Portfolio - Institutional Class
--------------------------------------------------------------------------------------------



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                     or Date Fund
                                                                                     Available in    Date Fund
                                                                                     the Variable   Available in
                                                          1 Year         5 Years        Account     the Variable
                 Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class          N/A             N/A          92.81%        11/13/98
------------------------------------------------------------------------------------------------------------------
American Century: Growth                                  25.48%          12.82%         11.06%        06/17/91
------------------------------------------------------------------------------------------------------------------
American Century: International Discovery Fund - Investor   N/A             N/A          74.80%        11/13/98
Class
------------------------------------------------------------------------------------------------------------------
American Century: Ultra                                   23.27%          13.96%         11.04%        10/01/93
------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                        -5.79%          -0.50%          3.19%        06/17/91
------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                             N/A             N/A          69.51%        11/13/98
------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                 N/A             N/A         148.72%        11/13/98
------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                      18.94%          15.14%         10.55%        06/17/91
------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                         -11.40%           3.58%          4.95%        06/17/91
------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               N/A             N/A           4.96%        11/13/98
------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -    -2.92%          -1.22%         -1.12%        07/01/92
Institutional Shares
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A        N/A             N/A          81.44%        11/13/98
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                  N/A             N/A          34.55%        11/13/98
------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                            -6.18%           1.37%          8.48%        06/17/91
------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                       20.28%          15.61%         13.30%        10/01/93
------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                              1.46%          12.53%         12.80%        06/17/91
------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                  22.36%          14.35%         11.88%        10/01/93
------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                    29.05%            N/A          18.42%        09/01/94
------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                      5.49%            N/A           8.79%        09/01/94
------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                       N/A             N/A         225.01%        11/13/98
------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                   N/A             N/A           9.30%        11/13/98
------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R), Inc.                11.77%          13.99%         11.86%        07/01/92
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio               N/A             N/A           5.90%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive              N/A             N/A           4.97%        01/20/98
Portfolio
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio                 N/A             N/A           5.23%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Conservative            N/A             N/A           3.73%        01/20/98
Portfolio
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio             N/A             N/A           1.44%        01/20/98
------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                          -4.10%            N/A           1.58%        09/01/94
------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A       28.68%          18.70%         16.46%        06/17/91
------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                 17.95%          13.98%         11.21%        06/17/91
------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                          -9.68%           1.08%          6.27%        08/03/93
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity Growth     N/A             N/A         105.94%        11/13/98
Growth Portfolio - Class B
------------------------------------------------------------------------------------------------------------------

                                       28

                                   35 of 166


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                       or Date Fund
                                                                                       Available in    Date Fund
                                                                                       the Variable   Available in
                                                          1 Year          5 Years        Account      the Variable
                 Sub-Account Option                     to 12/31/98     to 12/31/98    to 12/31/98      Account
------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                19.11%         18.20%          12.48%         06/17/91
------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                         12.58%         12.86%          11.56%         06/17/91
------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                              -5.87%          -2.26%          -3.13%         06/17/91
------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class Y                   N/A             N/A           87.19%         11/13/98
------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small      -9.70%            N/A          -15.86%         11/03/97
Company Fund
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                      -8.43%            N/A            7.36%         09/01/94
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                             N/A             N/A           26.39%         11/13/98
------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class Y                            N/A             N/A           46.53%         11/13/98
------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class Y                       N/A             N/A           84.97%         11/13/98
------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class Y                    N/A             N/A          159.56%         11/13/98
------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class Y                     N/A             N/A           34.00%         11/13/98
------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class Y                           N/A             N/A           82.70%         11/13/98
------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                           24.24%          18.12%          14.54%         06/17/91
------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                             12.88%          13.98%          14.83%         06/17/91
------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                 17.13%            N/A           20.98%         05/01/96
------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                      23.96%          12.73%          11.05%         06/17/91
------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -       -5.50%          -1.81%          -2.75%         07/01/92
Institutional Class
------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                  5.04%            N/A            0.50%         09/01/94
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                         -15.25%            N/A           -2.56%         09/01/94
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class          N/A             N/A          160.90%         11/13/98
------------------------------------------------------------------------------------------------------------------

As of December 31, 1998, no assets were invested in the sub-account for the Oppenheimer Global Fund - Class A. Therefore, no standardized performance information is available.


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                     to 12/31/98
                                                          1 Year        5 Years       or Life of     Date Fund
                 Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class        25.97%         22.17%          20.95%         12/17/90
------------------------------------------------------------------------------------------------------------------
American Century: Growth                                  34.98%         17.68%          17.35%         06/30/71
------------------------------------------------------------------------------------------------------------------
American Century: International Discovery Fund -          16.25%           N/A           15.96%         04/04/94
Investor Class
------------------------------------------------------------------------------------------------------------------
American Century: Ultra                                   32.77%         18.59%          22.65%         11/02/81
------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                         3.67%          5.13%           7.80%         05/28/74
------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                           29.11%         23.06%          17.11%         01/18/84
------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                7.09%           N/A           18.87%         04/06/94
------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                      28.44%         19.78%          15.40%         03/29/72
------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                          -2.23%          8.78%           9.15%         08/31/78
------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                              4.12%          6.01%           8.46%         05/20/87
------------------------------------------------------------------------------------------------------------------


                                   36 of 166

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                      to 12/31/98
                                                          1 Year         5 Years      or Life of     Date Fund
                 Sub-Account Option                     to 12/31/98    to 12/31/98       Fund        Effective
------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -     6.58%           4.49%           6.44%        02/18/83
Institutional Shares
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A      22.54%          19.30%          18.82%        11/18/87
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                -1.90%           7.35%          11.62%        01/05/87
------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                             3.26%           6.83%           9.74%        11/01/77
------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                       29.78%          20.04%          22.65%        05/17/67
------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                               10.96%          17.00%          14.26%        05/16/66
------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                  31.86%          18.93%          18.49%        05/02/63
------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                    38.55%          19.21%          18.07%        02/31/84
------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                     14.99%          13.71%          13.37%        04/16/47
------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                     21.59%          17.46%          18.55%        09/01/67
------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                 12.06%          14.71%          13.12%        09/22/87
------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R), Inc.                21.27%          18.49%          15.82%        01/01/34
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio               N/A             N/A           15.90%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive Portfolio    N/A             N/A           14.97%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio                 N/A             N/A           15.23%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Conservative Portfolio  N/A             N/A           13.73%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio             N/A             N/A           11.44%        01/20/98
------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                           5.40%           5.71%           8.36%        11/14/84
------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A       38.18%          23.37%          20.22%        01/01/35
------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                 27.45%          18.58%          15.34%        09/09/70
------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                          -0.43%           6.45%           8.11%        02/17/78
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity Growth   17.14%            N/A           25.05%        01/02/96
Portfolio - Class B
------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                               28.61%          22.57%          17.52%        05/11/33
------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                        22.08%          17.41%          13.64%        02/27/61
------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                               3.58%           3.42%           3.84%        01/04/99
------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class Y                   N/A             N/A           95.06%        10/30/98
------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small      -0.45%            N/A           15.71%        10/23/95
Company Fund
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                       0.88%          12.12%          13.51%        06/01/50
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                            4.64%          16.81%          14.79%        01/20/75
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                         11.14%          11.25%          12.93%        12/22/69
------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class Y                            N/A             N/A           50.56%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class Y                       N/A             N/A           37.31%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class Y                    N/A             N/A          137.47%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class Y                     N/A             N/A           38.69%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class Y                           N/A             N/A           62.90%        10/30/98
------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                           33.74%          22.55%          18.73%        12/01/25
------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                             22.38%          18.41%          18.91%        04/01/69
------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                 26.63%          22.21%          17.50%        07/31/85
------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                      33.46%          17.49%          16.00%        04/01/37
------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -        3.98%           3.84%           4.29%        04/12/84
Institutional Class
------------------------------------------------------------------------------------------------------------------


                                   37 of 166

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                      to 12/31/98
                                                          1 Year         5 Years       or Life of     Date Fund
                 Sub-Account Option                     to 12/31/98    to 12/31/98        Fund        Effective
------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                 14.54%           7.38%           9.05%        05/09/80
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                          -6.29%           4.50%           9.24%        10/05/82
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class         4.32%          13.76%          15.11%        01/21/88
------------------------------------------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                        PAGE
General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY - INTERNATIONAL DISCOVERY FUND - INVESTOR CLASS (FORMERLY "AMERICAN CENTURY - TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND - INVESTOR CLASS")

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA (FORMERLY "AMERICAN CENTURY - TWENTIETH CENTURY ULTRA")

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS THIRD CENTURY FUND, INC.

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of

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

life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Advisers serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND -
CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND

The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

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

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds, each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

     THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

     THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

     THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the

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


     Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

     THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U. S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days

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

or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - CLASS Y

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund is subadvised by: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS Y

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities.

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

The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS Y

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS Y

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

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

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO

The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS

The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS

The investment objective of the Fund is to seek maximum capital appreciation by investing in equity securities of small- to medium- sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

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

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: GROWTH (FORMERLY "AMERICAN CENTURY - TWENTIETH CENTURY
GROWTH")

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL ISSUED CONTRACTS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

THE INVESTMENT COMPANY OF AMERICA(R), INC.

The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

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


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

EVERGREEN INCOME AND GROWTH FUND

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D

The investment objective of the Fund is to seek long term capital appreciation by investing primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, Nationwide will no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund. However, contract values held in the Fidelity Capital & Income Fund as of July 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participant directs Nationwide to invest in the Fidelity Capital & Income Fund on and after July 1, 1991 will instead be automatically invested in the Nationwide Money Market Fund.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 will be paid by Nationwide from surplus and will not be paid, directly or indirectly, by contract owners, participants or the NACo Variable Account.

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


APPENDIX B:  CONDENSED FINANCIAL INFORMATION

The condensed financial information shown in the following tables shows the accumulation unit values for an accumulation unit outstanding throughout the period.

       Variable Account Annual Expense Fee of 0.95% of average net assets


----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Growth             5.842997                 7.915964                6,270,208            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.562802                 5.842997               17,611,062            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.005400                 4.562802               15,929,074            1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.359891                 4.005400               37,362,979            1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.443124                 3.359891               38,748,520            1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.350122                 3.443124               41,912,416            1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.533694                 3.350122               43,106,409            1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.571846                 3.533694               31,955,054            1991
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Ultra              1.737833                 2.316089               59,827,396            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.424846                 1.737833              125,555,220            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.263551                 1.424846               51,280,940            1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.926489                 1.263551               79,405,506            1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.970411                 0.926489               59,484,505            1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.970411               21,036,904            1993
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of                     2.332586                 2.429862                3,149,438            1998
America(SM), Inc.
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.155739                 2.332586                6,366,974            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.039710                 2.155739                3,393,296            1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.741422                 2.039710                6,578,720            1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.850918                 1.741422                5,740,929            1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.637181                 1.850918                5,644,051            1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.484255                 1.637181                4,185,113            1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.338732                 1.484255                3,262,200            1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century            3.532278                 4.554488                      172            1998
Fund, Inc.
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.756438                 3.532278               14,863,803            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.238323                 2.756438                5,449,596            1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.663803                 2.238323                9,402,637            1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.814915                 1.663803                9,817,673            1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.740666                 1.814915               10,291,485            1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.723855                 1.740666                8,918,980            1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.503652                 1.723855                4,654,790            1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------


                                   48 of 166

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and                 2.422617                 2.380651                  569,094            1998
Growth Fund                   ------------------------ ----------------------- ------------------------ ------------
                                     1.947502                 2.422617                1,666,312            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.741651                 1.947502                1,070,229            1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.419467                 1.741651                2,635,928            1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.531292                 1.419467                3,343,918            1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.368966                 1.531292               10,220,011            1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.256090                 1.368966                8,701,160            1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.146614                 1.256090                7,977,105            1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government            1.301886                 1.394078               3,088,503             1998
Securities Fund: 2-5 Years -
Institutional Shares          ------------------------ ----------------------- ------------------------ ------------
                                     1.226751                 1.301886               3,296,152             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.195751                 1.226751               1,296,431             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.062969                 1.195751               2,344,091             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.094086                 1.062969               1,802,090             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.031362                 1.094086               1,501,568             1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 1.031362                 359,089             1992
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income            4.654233                 4.829318                 187,924             1998
Fund                          ------------------------ ----------------------- ------------------------ ------------
                                     4.096488                 4.654233                 570,207             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.712491                 4.096488                 294,263             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.210584                 3.712491                 818,785             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.397953                 3.210584                 900,127             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.746533                 3.397953               1,009,928             1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.165417                 2.746533               1,100,291             1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.972198                 2.165417               1,260,909             1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                  1.935931                 2.522162              79,731,135             1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.588961                 1.935931             165,606,687             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.315600                 1.588961              63,488,282             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.974545                 1.315600              86,483,728             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.994981                 0.974545              59,048,072             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.994981              17,300,194             1993
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund          6.900916                 7.691828              20,055,246             1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     5.359692                 6.900916              51,141,002             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.471070                 5.359692              21,843,280             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.424310                 4.471070              41,090,717             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.448520                 3.424310              37,439,255             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.869860                 3.448520              30,564,448             1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.526472                 2.869860              25,417,028             1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.283309                 2.526472              24,200,256             1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                       42

                                   49 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R)Fund             1.804998                 2.389171              33,527,719             1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.439440                 1.804998              68,868,962             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.301185                 1.439440              35,450,214             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.960039                 1.301185              63,751,788             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.987051                 0.960039              43,410,162             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.987051               9,307,585             1993
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio               1.829868                 2.544511               7,583,243             1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.680710                 1.829868              17,193,114             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.371346                 1.680710               4,002,730             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.001544                 1.371346               3,611,136             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 1.001544                 414,031             1994
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                1.596539                 1.843889              10,568,994             1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.317344                 1.596539              19,817,717             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.154955                 1.317344               8,701,486             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.959935                 1.154955              11,375,851             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.959935               3,191,039             1994
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Investment Company of            2.277283                 2.773161              15,826,712             1998
America(R), Inc.              ------------------------ ----------------------- ------------------------ ------------
                                     1.771097                 2.277283              31,651,569             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.498194                 1.771097              14,871,400             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.157835                 1.498194              21,189,283             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.167040                 1.157835              15,911,747             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.055548                 1.167040               9,316,764             1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 1.055548               1,904,764             1992
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income               1.335173                 1.413926               1,989,011             1998
Portfolio                     ------------------------ ----------------------- ------------------------ ------------
                                     1.229760                 1.335173               2,016,658             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.156444                 1.229760                 554,865             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.980782                 1.156444                 461,663             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.980782                  16,059             1994
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MFS(R)Growth Opportunities           9.012670                11.531693                 657,789             1998
Fund - Class A                ------------------------ ----------------------- ------------------------ ------------
                                     7.380232                 9.012670               1,768,566             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.114190                 7.380232               1,022,657             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.589533                 6.114190               2,209,754             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.834037                 4.589533               2,656,048             1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.200054                 4.834037               6,486,767             1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.936838                 4.200054               6,897,026             1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.656615                 3.936838               7,710,706             1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------


                                   50 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -             6.168371                 6.172749             1,376,013               1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     5.518160                 6.168371             2,328,945               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.949752                 5.518160             1,009,326               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.265493                 4.949752             1,898,625               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.422523                 4.265493             1,736,718               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.739642                 4.422523             1,666,484               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.225557                 3.739642             1,036,199               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.894993                 3.225557               817,803               1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors             15.968069                22.143725               310,155               1998
Growth Stock Fund - Class
A                             ------------------------ ----------------------- ------------------------ ------------
                                    10.880822                15.968069               801,488               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     8.942612                10.880822               491,538               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     7.034148                 8.942612               877,034               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     7.613442                 7.034148               876,723               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.714892                 7.613442               837,196               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.368639                 6.714892               711,003               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     5.100857                 6.368639               559,059               1991
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class           20.697282                26.722904                    36               1998
D                             ------------------------ ----------------------- ------------------------ ------------
                                    14.964379                20.697282             4,299,707               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                    12.191058                14.964379             1,456,965               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     9.468045                12.191058             2,755,666               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     9.502760                 9.468045             2,754,540               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     8.985447                 9.502760             2,950,704               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     8.810680                 8.985447             3,032,348               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     7.837093                 8.810680             2,238,323               1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -           3.854877                 4.725203               679,189               1998
Class D                       ------------------------ ----------------------- ------------------------ ------------
                                     3.083008                 3.854877             1,987,181               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.667201                 3.083008             1,157,824               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.092009                 2.667201             2,409,384               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.081399                 2.092009             2,602,594               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.887524                 2.081399             6,293,504               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.792687                 1.887524             5,507,203               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.498853                 1.792687             4,283,563               1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Neuberger Berman Guardian            1.706116                 1.729738             9,040,807               1998
Fund, Inc.
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.460410                 1.706116            23,446,031               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.250781                 1.460410             6,973,153               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.955773                 1.250781             7,940,457               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.955773               907,272               1994
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   51 of 166


----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -             18.110411                24.311753             2,421,935               1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                    13.594501                18.110411             3,305,277               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                    11.305164                13.594501             1,545,059               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     8.297318                11.305164             2,260,621               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     8.652501                 8.297318             2,145,377               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     7.410567                 8.652501             1,975,963               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.934213                 7.410567             1,682,860               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.383603                 6.934213             1,597,104               1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund -                3.837109                 4.715165            27,161,675               1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     3.074879                 3.837109            52,162,678               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.752130                 3.074879            22,936,312               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.982311                 2.752130            27,203,903               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.992379                 1.982311            19,751,850               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.698751                 1.992379            12,946,038               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.563079                 1.698751             5,917,563               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.256187                 1.563079             1,655,847               1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500            1.501834                 1.909266            28,576,205               1998
Index Portfolio               ------------------------ ----------------------- ------------------------ ------------
                                     1.139331                 1.501834            38,540,683               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 1.139331             4,129,102               1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund, Inc.          12.541848                16.801408               352,047               1998
- Class A                     ------------------------ ----------------------- ------------------------ ------------
                                    10.720312                12.541848               772,926               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     8.934609                10.720312               381,977               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     7.020585                 8.934609               616,776               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     7.370495                 7.020585               582,039               1994
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.989639                 7.370495               538,601               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.340967                 6.989639               364,304               1992
                              ------------------------ ----------------------- ------------------------ ------------
                                     5.483042                 6.340967               308,224               1991*
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments               1.222017                 1.276562             1,766,084               1998
Trust - Treasury Portfolio -
Institutional Class **        ------------------------ ----------------------- ------------------------ ------------
                                     1.168909                 1.222017             3,399,331               1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.119630                 1.168909             1,151,812               1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.066889                 1.119630             1,524,715               1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.034183                 1.066889             1,223,255               1994
                              ------------------------ ----------------------- ---------------------- -- ------------
                                     1.012172                 1.034183               500,957               1993
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 1.012172               246,584               1992
----------------------------- ------------------------ ----------------------- ------------------------ ------------


                                   52 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International          1.198954                 1.379298               9,434,812             1998
Stock Fund(R)                 ------------------------ ----------------------- ------------------------ ------------
                                     1.178559                 1.198954              23,881,713             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.025854                 1.178559               9,304,599             1996
                              ------------------------ ----------------------- ------------------------ ------------
                                     0.929695                 1.025854              10,412,582             1995
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 0.929695               4,482,375             1994
----------------------------- ------------------------ ----------------------- ------------------------ ------------

* Period from July 1, 1991 (the date participant accounts of the NACo program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account began operations exclusive to the NACo program).

** The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1998 was 2.47%.

                                   53 of 166

       Variable Account Annual Expense Fee of 0.90% of average net assets



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Growth             5.847874                 7.926529                3,210,215            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.564331                 5.847874                2,972,496            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.258167                 4.564331                6,416,724            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Ultra              1.739283                 2.319181               25,526,505            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.425323                 1.739283               17,512,296            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.349699                 1.425323               17,364,360            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of                     2.334569                 2.433154                1,615,501            1998
America(SM), Inc.             ------------------------ ----------------------- ------------------------ ------------
                                     2.156482                 2.334569                  838,935            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.019231                 2.156482                1,041,402            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and                 2.424638                 2.383829                  288,461            1998
Growth Fund                   ------------------------ ----------------------- ------------------------ ------------
                                     1.948154                 2.424638                  164,209            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.797369                 1.948154                  267,437            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government            1.302984                 1.395957                1,498,243            1998
Securities Fund: 2-5 Years -
Institutional Shares          ------------------------ ----------------------- ------------------------ ------------
                                     1.227166                 1.302984                  485,556            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.179520                 1.227166                  431,282            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income            4.658156                 4.835829                   59,194            1998
Fund                          ------------------------ ----------------------- ------------------------ ------------
                                     4.097872                 4.658156                   50,755            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.859929                 4.097872                   76,382            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                  1.937547                 2.525528               34,985,707            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.589493                 1.937547               23,258,606            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.428112                 1.589493               22,719,185            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund          6.906673                 7.702094               10,047,811            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     5.361485                 6.906673                6,412,368            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     4.790401                 5.361485                7,437,534            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R)Fund             1.806504                 2.392359               13,728,148            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.439922                 1.806504                9,967,418            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.327329                 1.439922               12,036,679            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio               1.831396                 2.547908                3,156,471            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.681272                 1.831396                2,364,115            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.509365                 1.681272                1,269,335            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   54 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                1.597871                 1.846350                5,207,051            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.317785                 1.597871                2,540,462            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.202745                 1.317785                3,037,801            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Investment Company of            2.279183                 2.776862                6,890,273            1998
America(R), Inc.              ------------------------ ----------------------- ------------------------ ------------
                                     1.771690                 2.279183                5,422,918            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.588880                 1.771690                5,329,249            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income               1.336288                 1.415813                  991,972            1998
Portfolio                     ------------------------ ----------------------- ------------------------ ------------
                                     1.230172                 1.336288                  274,281            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.148924                 1.230172                  236,446            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MFS(R)Growth Opportunities           9.020195                11.547088                  366,180            1998
Fund - Class A                ------------------------ ----------------------- ------------------------ ------------
                                     7.382705                 9.020195                  235,276            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     6.921487                 7.382705                  323,628            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -             6.173570                 6.181070                  516,943            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     5.520025                 6.173570                  244,788            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     5.086868                 5.520025                  244,640            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors             15.981395                22.173275                  143,669            1998
Growth Stock Fund - Class
A                             ------------------------ ----------------------- ------------------------ ------------
                                    10.884466                15.981395                  111,799            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                    10.146619                10.884466                  155,643            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -           3.858094                 4.731510                  408,603            1998
Class D                       ------------------------ ----------------------- ------------------------ ------------
                                     3.084040                 3.858094                  360,606            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     2.839932                 3.084040                  507,782            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Neuberger Berman Guardian            1.707540                 1.732048                4,341,380            1998
Fund, Inc.                    ------------------------ ----------------------- ------------------------ ------------
                                     1.460899                 1.707540                3,222,201            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.325880                 1.460899                2,513,725            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -             18.125525                24.344197                  897,593            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                    13.599051                18.125525                  329,877            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                    12.145782                13.599051                  371,840            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund -                3.840312                 4.721461               10,644,754            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     3.075909                 3.840312                7,200,296            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.068900                 3.075909                7,518,991            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   55 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500            1.503085                 1.911811               12,293,095            1998
Index Portfolio               ------------------------ ----------------------- ------------------------ ------------
                                     1.139711                 1.503085                5,223,019            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000                 1.139711                1,547,081            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund, Inc.          12.552317                16.823830                  174,614            1998
- Class A                     ------------------------ ----------------------- ------------------------ ------------
                                    10.723901                12.552317                   80,990            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     9.776056                10.723901                   90,771            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments -             1.223047                 1.278283               1,030,158             1998
Trust - Treasury Portfolio -
Institutional Class*          ------------------------ ----------------------- ------------------------ ------------
                                     1.169304                 1.223047                 203,199             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.135916                 1.169304                 201,261             1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International          1.199955                 1.381139               3,948,203             1998
Stock Fund(R)                 ------------------------ ----------------------- ------------------------ ------------
                                     1.178953                 1.199955               3,056,840             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.108680                 1.178953               3,705,323             1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------

*The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio - Institutional Class as of December 31, 1998 was 2.47%.

                                   56 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Income           1.000000                 1.097995                     76,300            1998
& Growth
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Growth           5.857641                 7.947702                  2,832,513            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   4.567388                 5.857641                  1,491,035            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   4.258179                 4.567388                  3,952,718            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century:                  1.000000                 1.084264                    103,189            1998
International Discovery Fund
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Ultra            1.742188                 2.325375                 20,465,127            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.426278                 1.742188                  9,471,388            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.349702                 1.426278                 11,724,488            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of                   2.338535                 2.439748                    954,957            1998
America(SM), Inc.             ------------------------ ----------------------- ------------------------ ------------
                                   2.157968                 2.338535                    597,695            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   2.019264                 2.157968                    737,276            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Dreyfus Appreciation Fund,         1.000000                 1.080133                     60,330            1998
Inc.
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Dreyfus Premier Midcap             1.000000                 1.133283                      6,837            1998
Stock Fund - Class A
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century          3.541129                 4.572707                  6,657,158            1998
Fund, Inc.                    ------------------------ ----------------------- ------------------------ ------------
                                   2.759207                 3.541129                    917,688            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   2.450473                 2.759207                  1,075,140            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and               2.428687                 2.390198                    111,941            1998
Growth Fund                   ------------------------ ----------------------- ------------------------ ------------
                                   1.949458                 2.428687                    130,014            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.797374                 1.949458                    303,775            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Federated Bond Fund - Class        1.000000                 1.018687                     77,098            1998
F
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government          1.305179                 1.399720                  1,061,815            1998
Securities Fund: 2-5 Years -
Institutional Shares          ------------------------ ----------------------- ------------------------ ------------
                                   1.227995                 1.305179                    241,356            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.179523                 1.227995                    184,497            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   57 0f 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Advisor Growth            1.000000                 1.089301                     32,561            1998
Opportunities Fund - Class
A
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Advisor High Yield        1.000000                 1.064751                        395            1998
Fund - Class T
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income          4.666006                 4.848865                     60,278            1998
Fund                          ------------------------ ----------------------- ------------------------ ------------
                                   4.100640                 4.666006                    120,784            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   3.859939                 4.100640                    203,017            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                1.940782                 2.532274                 26,018,143            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.590557                 1.940782                 12,620,829            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.428116                 1.590557                 13,966,075            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund        6.918202                 7.722666                  6,525,557            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   5.365074                 6.918202                  5,904,892            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   4.790414                 5.365074                  6,668,170            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R)Fund           1.809520                 2.398748                 11,284,101            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.440886                 1.809520                  5,726,530            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.327332                 1.440886                  6,812,829            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio             1.834455                 2.554714                  2,759,385            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.682398                 1.834455                  1,302,436            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.509369                 1.682398                    886,668            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund              1.600539                 1.851282                  3,223,535            1998
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.318667                 1.600539                  1,283,945            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.202749                 1.318667                  1,390,626            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
INVESCO Dynamics Fund              1.000000                 1.172431                     38,248            1998
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
INVESCO Total Return               1.000000                 1.023668                      9,067            1998
Fund
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Investment Company of          2.282988                 2.784278                  4,926,029            1998
America(R), Inc.              ------------------------ ----------------------- ------------------------ ------------
                                   1.772876                 2.282988                  2,356,594            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.588884                 1.772876                  2,306,070            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   58 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income             1.338520                 1.419597                    261,209            1998
Portfolio                     ------------------------ ----------------------- ------------------------ ------------
                                   1.230995                 1.338520                     94,434            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.148928                 1.230995                    116,525            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MFS(R)Growth Opportunities         9.035263                11.577941                    190,471            1998
Fund - Class A                ------------------------ ----------------------- ------------------------ ------------
                                   7.387651                 9.035263                    197,549            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   6.921506                 7.387651                    330,931            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -           6.183974                 6.197734                    346,946            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                   5.523753                 6.183974                    233,869            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   5.086882                 5.523753                    252,930            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors           16.008079                22.232493                    125,998            1998
Growth Stock Fund -  Class
A                             ------------------------ ----------------------- ------------------------ ------------
                                  10.891758                16.008079                     78,577            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                  10.146647                10.891758                    136,164            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Morgan Stanley Institutional       1.000000                 1.106680                     11,853            1998
Fund, Inc. - Equity Growth
Portfolio - Class B
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class         20.749126                26.830004                  3,247,615            1998
D                             ------------------------ ----------------------- ------------------------ ------------
                                  14.979404                20.749126                    355,149            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                  13.111665                14.979404                    289,479            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -         3.864536                 4.744149                    280,426            1998
Class D                       ------------------------ ----------------------- ------------------------ ------------
                                   3.086105                 3.864536                     89,839            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   2.839940                 3.086105                    133,215            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Money Market          3.011419                 3.139103                  6,949,105            1998
Fund*                         ------------------------ ----------------------- ------------------------ ------------
                                   2.887772                 3.011419                  1,219,186            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   2.810841                 2.887772                  1,754,115            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide S&P 500(R)              1.000000                 1.093550                     64,039            1998
Index Fund - Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide Separate Account        0.961555                 0.963521                  1,340,017            1998
Trust- Nationwide
Small Company Fund
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Neuberger Berman Guardian          1.710392                 1.736676                  2,886,123            1998
Fund, Inc.                    ------------------------ ----------------------- ------------------------ ------------
                                   1.461877                 1.710392                  1,596,621            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   1.325883                 1.461877                  1,655,042            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   59 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Neuberger Berman Partners            1.000000               1.041831                          6            1998
Trust
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Oppenheimer Global Fund -            1.000000               1.106449                      2,237            1998
Class A
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -              18.155790             24.409212                    549,318            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     13.608156             18.155790                    233,708            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     12.145815             13.608156                    239,486            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund -                3.846728               4.734076                  7,755,689            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     3.077970               3.846728                  3,817,279            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     3.068905               3.077970                  4,941,310            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500            1.505589               1.916911                  8,439,537            1998
Index Portfolio               ------------------------ ----------------------- ------------------------ ------------
                                     1.140471               1.505589                  3,491,065            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.000000               1.140471                  1,023,459            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund, Inc.-         12.573280              16.868765                     90,887            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                    10.731082              12.573280                     61,083            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     9.776083              10.731082                    107,031            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments               1.225108               1.281729                    320,548            1998
Trust - Treasury Portfolio -
Institutional Class**         ------------------------ ----------------------- ------------------------ ------------
                                     1.170093               1.225108                    331,148            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.135919               1.170093                    394,386            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International          1.201960               1.384829                  3,133,125            1998
Stock Fund(R)                 ------------------------ ----------------------- ------------------------ ------------
                                     1.179742               1.201960                  1,722,849            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.108683               1.179742                  2,213,126            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -             1.287377               1.214689                 13,917,762            1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     1.216800               1.287377                  2,363,601            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.114642               1.216800                  2,314,772            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Warburg Pincus Emerging              1.000000               1.140152                      5,986            1998
Growth Fund - Common
Class
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------


* The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

**The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
  Institutional Class as of December 31, 1998 was 2.47%.

                                   60 of 166

       Variable Account Annual Expense Fee of 0.70% of average net assets


----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century: Income &         1.000000                 1.097739                     36,320            1998
Growth
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
American Century:                  1.000000                 1.084406                     43,124            1998
International Discovery Fund
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Dreyfus Appreciation Fund,         1.000000                 1.080275                     52,910            1998
Inc.
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Dreyfus Premier Midcap             1.000000                 1.133431                     23,028            1998
Stock Fund - Class A
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century          3.547042                 4.584920                  3,080,222            1998
Fund, Inc.                    ------------------------ ----------------------- ------------------------ ------------
                                   2.761054                 3.547042                    724,635            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   2.450480                 2.761054                  2,645,579            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Federated Bond Fund - Class        1.000000                 1.018821                      1,037            1998
F
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Advisor Growth            1.000000                 1.089444                      1,223            1998
Opportunities Fund - Class
A
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Fidelity Advisor High Yield        1.000000                 1.064934                        116            1998
Fund - Class T
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
INVESCO Dynamics Fund              1.000000                 1.172584                      3,535            1998
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
INVESCO Total Return               1.000000                 1.023803                      1,276            1998
Fund
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The           1.000000                 1.152311                    819,842            1998
Aggressive Portfolio
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The           1.000000                 1.110341                    382,730            1998
Conservative Portfolio
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The           1.000000                 1.145999                  1,312,884            1998
Moderate Portfolio
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   61 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The           1.000000                 1.143522                  1,127,941            1998
Moderately Aggressive
Portfolio
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The           1.000000                 1.131933                    455,658            1998
Moderatly Conservative
Portfolio
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class         20.783760                26.901646                  1,298,643            1998
D                             ------------------------ ----------------------- ------------------------ ------------
                                  14.989429                20.783760                    218,220            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                  13.111701                14.989429                    664,951            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Money Market          3.016489                 3.147557                  3,320,018            1998
Fund*                         ------------------------ ----------------------- ------------------------ ------------
                                   2.889720                 3.016489                  1,244,833            1997
                              ------------------------ ----------------------- ------------------------ ------------
                                   2.810849                 2.889720                  6,170,419            1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide S&P 500(R)              1.000000                 1.093694                     97,706            1998
Index Fund -  Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Nationwide Separate Account        0.961707                 0.964638                    589,435            1998
Trust - Nationwide
Small Company Fund
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Neuberger Berman Partners          1.000000                 1.041968                     46,617            1998
Trust
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Prestige Balanced Fund -           1.000000                 1.061002                     67,659            1998
Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Prestige International Fund -      1.000000                 1.092070                      2,686            1998
Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Prestige Large Cap Growth          1.000000                 1.139564                     39,909            1998
Fund - Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Prestige Large Cap Value           1.000000                 1.049429                        858            1998
Fund - Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Prestige Small Cap Fund -          1.000000                 1.090386                      7,654            1998
Class Y
----------------------------- ------------------------ ----------------------- ------------------------ ------------

                                   62 of 166



----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF                YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  ACCUMULATION UNITS
                              PERIOD                                           OUTSTANDING AT THE
                                                                               END OF THE PERIOD
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Oppenheimer Global Fund -            1.000000               1.106594                        942            1998
Class A
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -             1.289527                 1.217936               7,746,564             1998
Class A                       ------------------------ ----------------------- ------------------------ ------------
                                     1.217615                 1.289527               1,164,252             1997
                              ------------------------ ----------------------- ------------------------ ------------
                                     1.114645                 1.217615               5,552,808             1996
----------------------------- ------------------------ ----------------------- ------------------------ ------------
----------------------------- ------------------------ ----------------------- ------------------------ ------------
Warburg Pincus Emerging              1.000000                 1.140301                     882             1998
Growth Fund - Common
Class
----------------------------- ------------------------ ----------------------- ------------------------ ------------



*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

                                   63 of 166

                                 Variable Account Annual Expense Fee of 0.65% of average net assets
--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.869391                 7.975584                  1,377,500            1998
--------------------------------------------------------------------------------------------------------------------
                                   4.776599                 5.869391                  2,322,606            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.745683                 2.333533                  9,983,888            1998
--------------------------------------------------------------------------------------------------------------------
                                   1.474619                 1.745683                 19,969,711            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.343312                 2.448428                    722,007            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
                                   2.185294                 2.343312                    753,555            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth        2.433557                 2.398586                    125,423            1998
Fund
--------------------------------------------------------------------------------------------------------------------
                                   1.949492                 2.433557                    297,366            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.307818                 1.404671                    558,667            1998
Securities Fund: 2-5 Years
- Institutional Shares
--------------------------------------------------------------------------------------------------------------------
                                   1.238301                 1.307818                    579,571            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.675440                 4.866016                    142,236            1998
Fund
--------------------------------------------------------------------------------------------------------------------
                                   4.139531                 4.675440                     61,610            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.944675                 2.541159                 11,832,023            1998
--------------------------------------------------------------------------------------------------------------------
                                   1.597582                 1.944675                 19,667,377            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.932074                 7.749762                  4,532,595            1998
--------------------------------------------------------------------------------------------------------------------
                                   5.639098                 6.932074                  8,086,997            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund           1.813149                 2.407162                  5,041,523            1998
--------------------------------------------------------------------------------------------------------------------
                                   1.494160                 1.813149                  6,992,191            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio             1.838136                 2.563678                  1,453,622            1998
--------------------------------------------------------------------------------------------------------------------
                                   1.604136                 1.838136                  2,776,451            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              1.603749                 1.857778                  1,260,820            1998
--------------------------------------------------------------------------------------------------------------------
                                   1.388317                 1.603749                  2,031,661            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Investment Company of          2.287566                 2.794045                  1,858,205            1998
America(R), Inc.
--------------------------------------------------------------------------------------------------------------------
                                   1.890348                 2.287566                  2,872,363            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income             1.341206                 1.424580                    278,580            1998
Portfolio
--------------------------------------------------------------------------------------------------------------------
                                   1.248067                 1.341206                    277,396            1997
--------------------------------------------------------------------------------------------------------------------

                                    64 of 166

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities         9.053391                11.618570                    180,839            1998
Fund - Class A
--------------------------------------------------------------------------------------------------------------------
                                    7.676856                 9.053391                    212,160            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -           6.196477                 6.219656                    253,885            1998
Class A
--------------------------------------------------------------------------------------------------------------------
                                    5.615972                 6.196477                    418,967            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors            16.040180                22.310477                     64,922            1998
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
                                   12.126811                16.040180                    117,830            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -         3.872287                 4.760794                     88,677            1998
Class D
--------------------------------------------------------------------------------------------------------------------
                                    3.194767                 3.872287                    269,417            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian           1.713822                 1.742771                  1,466,182            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
                                    1.527855                 1.713822                  4,309,283            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -            18.192202                24.494833                    297,345            1998
Class A
--------------------------------------------------------------------------------------------------------------------
                                   14.574047                18.192202                    377,276            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class         3.854445                 4.750689                  4,199,459            1998
A
--------------------------------------------------------------------------------------------------------------------
                                    3.048108                 3.854445                  6,307,757            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500           1.508603                 1.923629                  5,122,867            1998
Index Portfolio
--------------------------------------------------------------------------------------------------------------------
                                    1.234422                 1.508603                  5,095,657            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.         12.598501                16.927940                     52,182            1998
- Class A
--------------------------------------------------------------------------------------------------------------------
                                   11.006405                12.598501                    124,591            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Short-Term Investments              1.227585                 1.286263                    891,584            1998
Trust - Treasury Portfolio
- Institutional Class*
--------------------------------------------------------------------------------------------------------------------
                                    1.188793                 1.227585                    238,580            1997
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International         1.204372                 1.389689                  1,610,019            1998
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------
                                    1.193159                 1.204372                  4,374,310            1997
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Short-Term Investment Trust  - Treasury Portfolio -
 Institutional Class as of December 31, 1998 was 2.47%.

                                    65 of 166

                                 Variable Account Annual Expense Fee of 0.60% of average net assets
--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150285                    296,908            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.108390                     97,738            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.143985                    193,617            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.141512                    169,925            1998
Moderatly Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.129944                    135,133            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -           1.000000                 1.061142                         38            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige International Fund        1.000000                 1.092213                     19,996            1998
- Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.139713                     22,783            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.049566                     24,429            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.090529                     33,702            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

                                    66 OF 166

                                 Variable Account Annual Expense Fee of 0.55% of average net assets
--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &          1.000000                 1.097955                     39,351            1998
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century:                   1.000000                 1.084619                      7,164            1998
International Discovery
Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,          1.000000                 1.080487                     20,457            1998
Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century           3.532278                 4.557584                  2,140,647            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth             1.000000                 1.089659                      5,256            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield         1.000000                 1.065207                      2,276            1998
Fund - Class T
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund               1.000000                 1.172815                      5,449            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       20.697282                26.741341                    904,019            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market          3.003821                 3.129626                  2,277,564            1998
Fund*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index         1.000000                 1.093909                      4,693            1998
Fund -  Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account         0.961325                 0.962506                    494,950            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners           1.000000                 1.042174                      1,093            1998
Trust
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -           1.000000                 1.106811                      6,579            1998
Class A
--------------------------------------------------------------------------------------------------------------------

                                   67 of 166

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -             1.284158               1.210671                  1.210671             1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging              1.000000               1.140526                     8,854             1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------
*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998
was 3.74%.

                                   68 of 166

                                 Variable Account Annual Expense Fee of 0.50% of average net assets
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.842997                 7.922098                    359,828            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.737833                 2.317883                  3,364,116            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.332586                 2.431945                    268,515            1998
Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.301886                 1.395671                    281,752            1998
Securities Fund: 2-5 Years
- Institutional Shares
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.654233                 4.834839                     15,722            1998
Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.935931                 2.524114                  6,920,209            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.900916                 7.697797                  2,032,139            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund          1.800499                 2.391021                  2,481,152            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio             1.829868                 2.546479                    554,256            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan(R) Fund           1.596539                 1.845320                  1,058,070            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Investment Company of          2.277283                 2.775312                  1,244,473            1998
America(SM), Inc.
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income             1.335173                 1.415024                    100,650            1998
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities        9.012670                11.540626                     63,546            1998
Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -          6.168371                 6.179806                    106,230            1998
Class A
--------------------------------------------------------------------------------------------------------------------

                                   69 of 166


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors           15.968069                22.160876                     22,289            1998
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -        3.854877                 4.728868                     31,217            1998
Class D
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          1.706116                 1.731080                    658,443            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -           18.110411                24.330583                     60,549            1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class        3.837109                 4.718816                  1,141,130            1998
A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500          1.501834                 1.910747                  2,027,825            1998
Index Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.        12.541848                16.814429                     24,055            1998
- Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Short-Term Investments             1.222017                 1.278022                     86,239            1998
Trust - Treasury Portfolio
- Institutional Class*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International        1.198954                 1.380367                  1,224,755            1998
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Short-Term Investment Trust  - Treasury Portfolio -
 Institutional Class as of December 31, 1998 was 2.47%.

                                   70 of 166


                                 Variable Account Annual Expense Fee of 0.45% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150582                    211,746            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.108677                    207,470            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.144281                    114,698            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.141807                    154,400            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.130236                     55,915            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.139937                      6,708            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.049773                      7,855            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.090743                     17,596            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

                                    71 of 166


                                 Variable Account Annual Expense Fee of 0.40% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.098171                        636            1998
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.867425                 7.987376                  2,228,401            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.084832                    456,421            1998
International Discovery
Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.745098                 2.336984                 23,187,750            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.342504                 2.452190                    861,657            1998
Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.080700                      7,474            1998
Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.532278                 4.558760                  1,100,730            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth        2.432742                 2.402138                    242,926            1998
Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class        1.000000                 1.019222                    170,453            1998
F
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.307377                 1.406762                  1,119,202            1998
Securities Fund: 2-5 Years
- Institutional Shares
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.089873                        930            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.673860                 4.873259                     53,798            1998
Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.944023                 2.544916                 21,126,009            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.929751                 7.761233                  7,558,249            1998
--------------------------------------------------------------------------------------------------------------------

                                    72 of 166


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund           1.812541                 2.410721                  7,449,476            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio              1.837520                 2.567467                  3,023,192            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan(R) Fund            1.603211                 1.860527                  2,399,715            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund               1.000000                 1.173045                    278,971            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Investment Company of           2.286799                 2.798178                  3,259,397            1998
America(SM), Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income              1.340756                 1.426689                    616,144            1998
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities         9.050357                11.635755                    203,691            1998
Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -           6.194384                 6.228913                    451,743            1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors            16.034807                22.343460                    120,267            1998
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                      1.000000                 1.107260                     10,064            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       20.697282                26.748259                    481,772            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -         3.870989                 4.767838                    255,124            1998
Class D
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market          3.016489                 3.154895                  2,708,726            1998
Fund*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index         1.000000                 1.094125                     19,071            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

                                    73 of 166


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961784                0.966626                    454,960             1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          1.713248                1.745353                  4,117,644             1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -           18.186106               24.531046                    684,364             1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class        3.853154                4.757715                  7,057,963             1998
A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500          1.508098                1.926474                  9,208,478             1998
Index Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.        12.594278               16.952971                    145,547             1998
- Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Short-Term Investments             1.227171                1.288178                    763,114             1998
Trust - Treasury Portfolio
- Institutional Class**
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International        1.203968                1.391746                  4,818,444             1998
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.284158                1.210984                  1,884,614             1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging            1.000000                1.140750                        224             1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

**The 7-day yield on the Short-Term Investment Trust  - Treasury Portfolio -
  Institutional Class as of December 31, 1998 was 2.47%.

                                   74 of 166


                                 Variable Account Annual Expense Fee of 0.30% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth            5.867425                 7.988751                    207,682            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century: Ultra             1.745098                 2.337386                  1,622,498            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,          1.000000                 1.080842                        116            1998
Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century           3.532278                 4.559545                    132,409            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth             1.000000                 1.090017                          6            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                      1.000000                 1.107406                          6            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       20.697282                26.752871                    163,349            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -         3.870989                 4.768660                     72,274            1998
Class D
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market          3.003821                 3.131607                    289,513            1998
Fund*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index         1.000000                 1.094268                         81            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account         0.931325                 0.962923                     19,582            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -            18.186106                24.535266                    141,978            1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class         3.853154                 4.758533                    935,379            1998
A
--------------------------------------------------------------------------------------------------------------------

                                   75 of 166


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.284158                1.211193                    572,528             1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

                                   76 of 166


                        Variable Account Annual Expense Fee of 0.25% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.532278                 4.559937                    340,211            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.090088                      1,714            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150978                    144,398            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.109060                     85,045            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.144675                     17,475            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.142200                    138,659            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.130626                    104,938            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D      20.697282                26.755178                    104,524            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market         3.003821                 3.132003                    662,386            1998
Fund*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index        1.000000                 1.094340                     76,493            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961325                 0.963006                     84,982            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.091029                      3,784            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

                                   77 of 166


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.284158                1.211297                    599,440             1998
Class A
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

                                   78 of 166


                                 Variable Account Annual Expense Fee of 0.15% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.098531                     51,660            1998
Growth
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.085187                     25,538            1998
International Discovery
Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.081055                     86,357            1998
Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap             1.000000                 1.134248                      4,299            1998
Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.547042                 4.602327                  2,316,305            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class        1.000000                 1.019557                     19,138            1998
F
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.090231                     38,722            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        1.000000                 1.065933                     55,862            1998
Fund - Class T
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              1.000000                 1.173429                      2,672            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                   1.024544                     12,945            1998
--------------------------------------------------------------------------------------------------------------------
                                   1.000000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.151176                      1,783            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.142397                      3,674            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.130821                      1,110            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------

                                    79 of 166


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                      1.000000                  1.107624                      2,580            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       20.783760                 27.003819                  1,044,190            1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market          3.003821                  3.132794                  3,344,001            1998
Fund*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index         1.000000                  1.094484                     25,400            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account         0.961325                  0.963171                    313,865            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners           1.000000                  1.042722                         10            1998
Trust
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -           1.000000                 1.1007392                      1,884            1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -            1.289527                  1.222569                  4,225,950            1998
Class A
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging             1.000000                  1.141124                      2,964            1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

                                    80 of 166


                                 Variable Account Annual Expense Fee of 0.10% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.151275                      2,524            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.109347                      4,359            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.144971                      9,964            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.142495                     19,416            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

                                   81 OF 166


                                 Variable Account Annual Expense Fee of 0.00% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.157296                    691,326            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.115144                    114,219            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150956                    257,772            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.148468                    401,494            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.136829                    112,759            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -           1.000000                 1.061978                         25            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige International Fund        1.000000                 1.093071                         70
- Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.140610                      2,886            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.050394                      3,334            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.091387                      6,727            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

                                    82 of 166

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
    ISSUED BY THE NACO VARIABLE ACCOUNT OF NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730, (T.T.Y. 1-800-848-0833).

                                TABLE OF CONTENTS

                                                              Page
General Information and History..................................1
Services.........................................................1
Purchase of Securities Being Offered ............................2
Underwriters ....................................................2
Calculation of Performance ......................................2
Annuity Payments.................................................3
Financial Statements.............................................4

GENERAL INFORMATION AND HISTORY

The variable account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide Insurance Enterprise and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

Nationwide has responsibility for administration of the contracts and the variable account, maintaining records, including name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contracts issued to each such contract owner and the contract value of each contract.

All assets of the variable account are held in custody for safekeeping by Nationwide. The assets of each sub-account will be kept physically segregated and held separate and apart from assets of other sub-accounts and from assets of any other firm, person, or corporation. Nationwide will maintain a record of all and redemption for shares of the underlying mutual fund held in each sub-account.

Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

                                   83 of 166

The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those plans which provide this contract and Nationwide's Group Fixed Fund Retirement Contracts, the contract owner, or the participant if the plan so provides, may exchange accumulation units between any sub-account of the variable account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any sub-account of the variable account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997, and 1996, no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio sub-accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1998, the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts seven-day current yield were 3.74% and 2.47% respectively. The Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio sub-accounts' seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the sub-accounts, and for the period ending December 31, 1998 were 3.80% and 2.50% respectively.

The yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the sub-accounts' portfolios, portfolio quality and average maturity, changes in interest rates, and the sub-accounts' expenses. Although the sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in Nationwide Money Market Fund and the Short Term Investment Trust Treasury Portfolio sub-account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-accounts standardized "average annual total return," calculated in a

                                   84 of 166
manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been available in the variable account if the underlying mutual fund option has not been available in the variable account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

ANNUITY PAYMENTS

See "Distribution of Participant Accounts (Retirement Period)" located in the prospectus.

                                   85 of 166

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP


Columbus, Ohio
February 5, 1999

                              NACo VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 1998

ASSETS:
Investments at market value:
   American Century: Income & Growth Fund (ACIncGro)
      7,666 shares (cost $222,257) ................................................      $    224,234
   American Century: Twentieth Century Growth Fund (ACTCGro)
      4,819,085 shares (cost $103,585,733) ........................................       130,886,358
   American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
      72,017 shares (cost $682,512) ...............................................           689,202
   American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra)
      10,009,668 shares (cost $290,981,220) .......................................       334,423,013
   The Bond Fund of America(SM), Inc. (BdFdAm)
      1,355,433 shares (cost $18,764,008) .........................................        18,447,438
   Dreyfus Appreciation Fund, Inc. (DryApp)
      5,845 shares (cost $240,679) ................................................           245,898
   Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
      2,330 shares (cost $38,209) .................................................            38,725
   The Dreyfus Third Century Fund, Inc. (Dry3dCen)
      5,875,634 shares (cost $56,761,577) .........................................        72,152,786
   Evergreen Income and Growth Fund - Class Y (EvIncGro)
      158,919 shares (cost $3,193,795) ............................................         3,272,139
   Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
      27,476 shares (cost $271,043) ...............................................           272,841
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
      974,902 shares (cost $10,599,390) ...........................................        10,636,176
   Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
      1,759 shares (cost $86,209) .................................................            87,632
   Fidelity Advisor High Yield Fund - Class T (FAHiYld)
      5,519 shares (cost $63,228) .................................................            62,525
   Fidelity Capital & Income Fund (FidCapInc)
      271,197 shares (cost $2,367,079) ............................................         2,516,706
   Fidelity Contrafund (FidContr)
      8,040,659 shares (cost $339,396,771) ........................................       456,629,015
   Fidelity Equity-Income Fund (FidEqInc)
      7,047,250 shares (cost $270,775,809) ........................................       391,474,750
   Fidelity Magellan(R) Fund (FidMgln)
      1,457,696 shares (cost $123,917,232) ........................................       176,118,792
   Fidelity OTC Portfolio (FidOTC)
      1,083,811 shares (cost $38,858,625) .........................................        47,286,663

Fidelity Puritan(R) Fund (FidPurtn)
   2,183,809 shares (cost $39,512,564) ................................................    43,829,055
INVESCO Dynamics Fund, Inc. (InvDynam)
   24,493 shares (cost $368,761) ......................................................       385,763
INVESCO Total Return Fund (InvTotRet)
   850 shares (cost $26,286) ..........................................................        26,658
The Investment Company of America(R) (InvCoAm)
   3,041,641 shares (cost $74,214,610) ................................................    94,503,793
MAS Funds - Fixed Income Portfolio (MASFIP)
   512,896 shares (cost $6,174,377) ...................................................     6,006,013
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
   1,098,943 shares (cost $12,874,249) ................................................    17,484,183
MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
   1,205,236 shares (cost $14,732,939) ................................................    19,223,519
MFS(R) High Income Fund - Class A (MFSHiInc)
   3,690,342 shares (cost $20,151,550) ................................................    18,894,551
Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
   1,428 shares (cost $26,801) ........................................................        27,112
NAAT - The Aggressive Portfolio (NAATAggr)
   212,293 shares (cost $2,322,871) ...................................................     2,500,817
NAAT - The Conservative Portfolio (NAATCons)
   89,987 shares (cost $944,355) ......................................................       989,862
NAAT - The Moderate Portfolio (NAATMod)
   189,041 shares (cost $2,038,029) ...................................................     2,185,318
NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
   198,957 shares (cost $2,166,039) ...................................................     2,305,906
NAAT - The Moderately Conservative Portfolio (NAATModCon)
   86,470 shares (cost $923,730) ......................................................       979,707
Nationwide(R) Fund - Class D (NWFund)
   5,996,353 shares (cost $150,636,369) ...............................................   194,341,785
Nationwide(R) Growth Fund - Class D (NWGroFd)
   501,969 shares (cost $6,200,568) ...................................................     8,603,741
Nationwide(R) Money Market Fund (NWMyMkt)
   60,181,075 shares (cost $60,181,075) ...............................................    60,181,075
Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
   29,093 shares (cost $305,679) ......................................................       314,493
Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
   198,714 shares (cost $2,910,136) ...................................................     3,181,414
Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)
   1,741,804 shares (cost $45,465,620) ................................................    39,051,248
Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)
   2,750 shares (cost $49,999) ........................................................        49,695
NIF III - Prestige Balanced Fund - Class Y (PrBalY)
   6,714 shares (cost $70,279) ........................................................        71,841
NIF III - Prestige International Fund - Class Y (PrIntY)
   2,350 shares (cost $24,791) ........................................................        24,842
NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
   7,102 shares (cost $79,586) ........................................................        82,384

                                                                     (Continued)

      NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         3,625 shares (cost $37,949) ...................................................           38,285
      NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
         6,971 shares (cost $74,060) ...................................................           75,773
      Oppenheimer Global Fund - Class A (OppGlob)
         302 shares (cost $12,646) .....................................................           12,886
      Putnam Investors Fund - Class A (PutInvFd)
         8,310,714 shares (cost $93,295,135) ...........................................      123,164,777
      Putnam Voyager Fund - Class A (PutVoyFd)
         12,701,165 shares (cost $210,181,657) .........................................      278,409,532
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         3,270,190 shares (cost $100,724,575) ..........................................      125,706,107
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,905,771 shares (cost $11,915,689) ...........................................       14,140,822
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         6,223,753 shares (cost $6,223,753) ............................................        6,223,753
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,230,977 shares (cost $31,650,471) ...........................................       33,442,349
      Templeton Foreign Fund - Class I (TemForFd)
         4,964,060 shares (cost $50,508,076) ...........................................       41,648,461
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         540 shares (cost $20,435) .....................................................           21,568
                                                                                           --------------
            Total investments ..........................................................    2,783,593,981
   Accounts receivable .................................................................        1,401,853
                                                                                           --------------
            Total assets ...............................................................    2,784,995,834
ACCOUNTS PAYABLE .......................................................................           95,803
                                                                                           --------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................   $2,784,900,031
                                                                                           ==============


See accompanying notes to financial statements.

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997


                                                           Total                           ACIncGro
                                                           -----                           --------

                                                  1998                1997            1998         1997
                                                  ----                ----            ----         ----
Investment activity:
Reinvested dividends ..................   $    22,484,700         21,526,606                444     --
Mortality and expense charges (note 2)         (3,554,254)        (8,687,459)                --     --
Administration charges (note 2):
      Tier I ..........................        (1,559,810)        (3,835,645)                --     --
      Tier II .........................          (515,929)        (1,270,800)                --     --
      Tier III ........................          (265,349)          (639,538)                --     --
      Tier IV .........................           (97,218)          (235,537)                --     --
      Tier V ..........................          (147,275)          (354,719)                --     --
Variable account fee (notes 2 and 5) ..       (13,305,516)                --                (81)    --
                                          ---------------    ---------------    ---------------    ---
  Net investment activity .............         3,039,349          6,502,908                363     --

Proceeds from mutual fund shares sold .       392,315,249        390,188,601             26,345     --
Cost of mutual fund shares sold .......      (333,148,949)      (330,761,963)           (27,018)    --
                                          ---------------    ---------------    ---------------    ---
Realized gain (loss) on investments ...        59,166,300         59,426,638               (673)    --
Change in unrealized gain (loss)
  on investments ......................       270,062,812        133,294,095              1,976     --
                                          ---------------    ---------------    ---------------    ---
  Net gain (loss) on investments ......       329,229,112        192,720,733              1,303     --
                                          ---------------    ---------------    ---------------    ---
Reinvested capital gains ..............       171,173,889        158,561,197              5,502     --
                                          ---------------    ---------------    ---------------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       503,442,350        357,784,838              7,168     --
                                          ---------------    ---------------    ---------------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................       514,486,655        428,935,376             37,805     --
Transfers between funds ...............                --                 --            180,005     --
Redemptions ...........................      (203,846,704)      (222,355,417)              (708)    --
Adjustments to maintain reserves ......            23,483           (104,195)                --     --
                                          ---------------    ---------------    ---------------    ---
    Net equity transactions ...........       310,663,434        206,475,764            217,102     --

Net change in contract owners' equity .       814,105,784        564,260,602            224,270     --
Contract owners' equity beginning
  of period ...........................     1,970,794,247      1,406,533,645                 --     --
                                          ---------------    ---------------    ---------------    ---
Contract owners' equity end of period .   $ 2,784,900,031      1,970,794,247            224,270     --
                                          ===============    ===============    ===============    ===




                                                             ACTCGro                        ACTCIntDis
                                                             -------                        ----------
                                                      1998               1997             1998       1997
                                                      ----               ----             ----       ----
Investment activity:
Reinvested dividends ..................                     --               --                 --     --
Mortality and expense charges (note 2)          $     (179,957)        (597,743)                --     --
Administration charges (note 2):
      Tier I ..........................                (70,783)        (241,160)                --     --
      Tier II .........................                (32,079)        (106,219)                --     --
      Tier III ........................                (13,379)         (42,450)                --     --
      Tier IV .........................                 (6,026)         (19,525)                --     --
      Tier V ..........................                 (7,154)         (23,235)                --     --
Variable account fee (notes 2 and 5) ..               (641,402)              --               (135)    --
                                                --------------        ---------    ---------------    ---
  Net investment activity .............               (950,780)       1,030,332)              (135)    --

Proceeds from mutual fund shares sold .              9,205,534        6,437,716          2,273,724     --
Cost of mutual fund shares sold .......             (7,522,277)       7,270,118)        (2,261,430)    --
                                                --------------        ---------    ---------------    ---
Realized gain (loss) on investments ...              1,683,257         (832,402)            12,294     --
Change in unrealized gain (loss)
  on investments ......................             12,866,693        3,050,693              6,690     --
                                                --------------        ---------    ---------------    ---
  Net gain (loss) on investments ......             14,549,950        2,218,291             18,984     --
                                                --------------        ---------    ---------------    ---
Reinvested capital gains ..............             21,486,036        5,163,270              3,509     --
                                                --------------        ---------    ---------------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................             35,085,206        6,351,229             22,358     --
                                                --------------        ---------    ---------------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................              5,994,480        9,656,125              2,225     --
Transfers between funds ...............             (4,507,553)       7,825,676)           664,695     --
Redemptions ...........................             (8,736,631)       5,764,285)                --     --
Adjustments to maintain reserves ......                 13,926            1,467                 (6)    --
                                                --------------        ---------    ---------------    ---
    Net equity transactions ...........             (7,235,778)       3,932,369)           666,914     --

Net change in contract owners' equity .             27,849,428        7,581,140)           689,272     --
Contract owners' equity beginning
  of period ...........................            103,038,301        0,619,441                 --     --
                                                --------------        ---------    ---------------    ---
Contract owners' equity end of period .         $  130,887,729        3,038,301            689,272     --
                                                ==============        =========    ===============    ===


                                                                     (Continued)

NACo VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1998 and 1997

                                                      ACTCUltra                      BdFdAm
                                                      ---------                      ------

                                                1998             1997           1998            1997

Investment activity:
Reinvested dividends ..................   $         --          83,084       1,142,666       1,010,649
Mortality and expense charges (note 2)        (392,873)       (953,698)        (26,239)        (71,217)
Administration charges (note 2):
      Tier I ..........................       (166,590)       (405,576)        (11,627)        (32,333)
      Tier II .........................        (57,840)       (141,718)         (4,000)        (10,968)
      Tier III ........................        (26,042)        (62,578)         (2,008)         (5,391)
      Tier IV .........................        (11,622)        (28,453)           (734)         (1,857)
      Tier V ..........................        (18,904)        (45,144)           (941)         (2,386)
Variable account fee (notes 2 and 5) ..     (1,538,264)             --         (97,237)             --
                                          ------------    ------------    ------------    ------------
  Net investment activity .............     (2,212,135)     (1,554,083)        999,880         886,497

Proceeds from mutual fund shares sold .     28,751,606      30,918,833       6,087,628       6,105,619
Cost of mutual fund shares sold .......    (18,930,198)    (20,795,085)     (6,005,142)     (5,779,601)
                                          ------------    ------------    ------------    ------------
Realized gain (loss) on investments ...      9,821,408      10,123,748          82,486         326,018
Change in unrealized gain (loss)
  on investments ......................     41,854,943     (17,363,508)       (569,892)        (75,230)
                                          ------------    ------------    ------------    ------------
  Net gain (loss) on investments ......     51,676,351      (7,239,760)       (487,406)        250,788
                                          ------------    ------------    ------------    ------------
Reinvested capital gains ..............     28,290,273      44,171,059         175,242              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     77,754,489      35,377,216         687,716       1,137,285
                                          ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................     63,214,714      53,715,959       2,990,754       2,197,440
Transfers between funds ...............     (3,939,620)      3,392,831       1,549,434        (571,835)
Redemptions ...........................    (21,108,615)    (23,610,763)     (1,649,497)     (1,874,029)
Adjustments to maintain reserves ......         18,989         (32,791)         (1,180)           (934)
                                          ------------    ------------    ------------    ------------
    Net equity transactions ...........     38,185,468      33,465,236       2,889,511        (249,358)

Net change in contract owners' equity .    115,939,957      68,842,452       3,577,227         887,927
Contract owners' equity beginning
  of period ...........................    218,492,461     149,650,009      14,869,833      13,981,906
                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period .   $334,432,418     218,492,461      18,447,060      14,869,833
                                          ============    ============    ============    ============




                                                            DryApp                  DryPreMCap
                                                            ------                  ----------
                                                       1998         1997           1998    1997
Investment activity:
Reinvested dividends ..................          $      1,129       --              --     --
Mortality and expense charges (note 2)                     --       --              --     --
Administration charges (note 2):
      Tier I ..........................                    --       --              --     --
      Tier II .........................                    --       --              --     --
      Tier III ........................                    --       --              --     --
      Tier IV .........................                    --       --              --     --
      Tier V ..........................                    --       --              --     --
Variable account fee (notes 2 and 5) ..                   (82)      --              (1)    --
                                                 ------------       --    ------------    ---
  Net investment activity .............                 1,047      ---              (1)    --

Proceeds from mutual fund shares sold .                15,886       --             629     --
Cost of mutual fund shares sold .......               (16,044)      --            (624)    --
                                                 ------------       --    ------------    ---
Realized gain (loss) on investments ...                  (158)     ---               5     --
Change in unrealized gain (loss)
  on investments ......................                 5,218       --             516     --
                                                 ------------      ---    ------------    ---
  Net gain (loss) on investments ......                 5,060       --             521     --
                                                 ------------       --    ------------    ---
Reinvested capital gains ..............                   333       --              --     --
                                                 ------------      ---    ------------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................                 6,440       --             520     --
                                                 ------------      ---    ------------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................                 8,602       --           4,062     --
Transfers between funds ...............               231,592       --          34,143     --
Redemptions ...........................                  (712)      --              --     --
Adjustments to maintain reserves ......                    62       --              --     --
                                                 ------------      ---    ------------    ---
    Net equity transactions ...........               239,544       --          38,205     --

Net change in contract owners' equity .               245,984       --          38,725     --
Contract owners' equity beginning
  of period ...........................                    --       --              --     --
                                                 ------------      ---    ------------    ---
Contract owners' equity end of period .          $    245,984       --          38,725     --
                                                 ============      ===    ============    ===

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                    Dry3dCen                      EvIncGro                   FedBdFd
                                                    --------                      --------                   -------
                                               1998           1997           1998           1997          1998       1997
                                               ----           ----           ----           ----          ----       ----
Investment activity:
Reinvested dividends ..................   $        --         91,287        155,447        195,572            351     --
Mortality and expense charges (note 2)        (94,256)      (221,903)        (6,617)       (21,028)            --     --
Administration charges (note 2):
      Tier I ..........................       (40,950)       (97,392)        (2,761)        (9,235)            --     --
      Tier II .........................       (14,527)       (34,054)          (830)        (2,503)            --     --
      Tier III ........................        (5,212)       (11,626)          (380)        (1,203)            --     --
      Tier IV .........................        (3,161)        (7,396)          (272)          (764)            --     --
      Tier V ..........................        (4,202)        (9,978)          (359)        (1,117)            --     --
Variable account fee (notes 2 and 5) ..      (326,513)            --        (18,456)            --            (39)    --
                                          -----------    -----------    -----------    -----------    -----------    ---
  Net investment activity .............      (488,821)      (291,062)       125,772        159,722            312     --

Proceeds from mutual fund shares sold .     4,950,188      4,764,654        881,407      1,435,669          2,020     --
Cost of mutual fund shares sold .......    (3,505,619)    (3,479,290)      (748,521)    (1,298,478)        (2,007)    --
                                          -----------    -----------    -----------    -----------    -----------    ---
Realized gain (loss) on investments ...     1,444,569      1,285,364        132,886        137,191             13     --
Change in unrealized gain (loss)
  on investments ......................     7,872,216      5,489,938       (596,560)       361,146          1,798     --
                                          -----------    -----------    -----------    -----------    -----------    ---
  Net gain (loss) on investments ......     9,316,785      6,775,302       (463,674)       498,337          1,811     --
                                          -----------    -----------    -----------    -----------    -----------    ---
Reinvested capital gains ..............     7,036,470      4,107,891        306,142        250,452             --     --
                                          -----------    -----------    -----------    -----------    -----------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    15,864,434     10,592,131        (31,760)       908,511          2,123     --
                                          -----------    -----------    -----------    -----------    -----------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................    11,631,807      9,531,871        148,998        219,542          2,112     --
Transfers between funds ...............    (2,330,389)     6,920,263       (441,510)      (890,063)       268,603     --
Redemptions ...........................    (5,586,763)    (4,743,489)      (446,480)      (615,031)            --     --
Adjustments to maintain reserves ......         2,387         (2,888)            (8)          (227)            (1)    --
                                          -----------    -----------    -----------    -----------    -----------    ---
    Net equity transactions ...........     3,717,042     11,705,757       (739,000)    (1,285,779)       270,714     --

Net change in contract owners' equity .    19,581,476     22,297,888       (770,760)      (377,268)       272,837     --
Contract owners' equity beginning
  of period ...........................    52,572,713     30,274,825      4,042,905      4,420,173             --     --
                                          -----------    -----------    -----------    -----------    -----------    ---
Contract owners' equity end of period .   $72,154,189     52,572,713      3,272,145      4,042,905        272,837     --
                                          ===========    ===========    ===========    ===========    ===========    ===



                                                    FedUSGvt
                                                    --------
                                              1998           1997
                                              ----           ----
Investment activity:
Reinvested dividends ..................  $  332,531        209,493
Mortality and expense charges (note 2)       (7,646)       (18,574)
Administration charges (note 2):
      Tier I ..........................      (3,257)        (7,959)
      Tier II .........................      (1,064)        (2,671)
      Tier III ........................        (399)          (799)
      Tier IV .........................        (291)          (688)
      Tier V ..........................        (392)        (1,002)
Variable account fee (notes 2 and 5) ..     (40,914)            --
                                        -----------    -----------
  Net investment activity .............     278,568        177,800

Proceeds from mutual fund shares sold .   8,151,240      3,311,692
Cost of mutual fund shares sold .......  (8,018,807)    (3,290,687)
                                        -----------    -----------
Realized gain (loss) on investments ...     132,433         21,005
Change in unrealized gain (loss)
  on investments ......................       3,827         34,443
                                        -----------    -----------
  Net gain (loss) on investments ......     136,260         55,448
                                        -----------    -----------
Reinvested capital gains ..............          --             --
                                        -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     414,828        233,248
                                        -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................   1,472,004        845,763
Transfers between funds ...............   4,957,619        373,832
Redemptions ...........................    (506,258)      (638,843)
Adjustments to maintain reserves ......        (132)          (213)
                                        -----------    -----------
    Net equity transactions ...........   5,923,233        580,539

Net change in contract owners' equity .   6,338,061        813,787
Contract owners' equity beginning
  of period ...........................   4,297,707      3,483,920
                                        -----------    -----------
Contract owners' equity end of period . $10,635,768      4,297,707
                                        ===========    ===========

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                   FAGrOppA                FAHiYld                 FidCapInc
                                                   --------                -------                ---------

                                                1998      1997         1998      1997         1998            1997
                                                ----      ----         ----      ----         ----            ----
Investment activity:
Reinvested dividends ..................   $        359     --           1,437     --         246,552         200,858
Mortality and expense charges (note 2)              --     --              --     --          (4,504)        (14,160)
Administration charges (note 2):
      Tier I ..........................             --     --              --     --          (1,630)         (5,604)
      Tier II .........................             --     --              --     --            (466)         (1,301)
      Tier III ........................             --     --              --     --            (651)         (1,998)
      Tier IV .........................             --     --              --     --            (216)           (614)
      Tier V ..........................             --     --              --     --            (146)           (434)
Variable account fee (notes 2 and 5) ..             (9)    --              (4)    --         (13,938)             --
                                          ------------    ---    ------------    ---    ------------    ------------
  Net investment activity .............            350     --           1,433     --         225,001         176,747

Proceeds from mutual fund shares sold .             44     --              --     --         270,209         708,617
Cost of mutual fund shares sold .......            (47)    --              --     --        (184,125)       (510,739)
                                          ------------    ---    ------------    ---    ------------    ------------
Realized gain (loss) on investments ...             (3)    --              --     --          86,084         197,878
Change in unrealized gain (loss)
  on investments ......................          1,423     --            (703)    --        (271,370)         (9,038)
                                          ------------    ---    ------------    ---    ------------    ------------
  Net gain (loss) on investments ......          1,420     --            (703)    --        (185,286)        188,840
                                          ------------    ---    ------------    ---    ------------    ------------
Reinvested capital gains ..............          1,268     --              --     --          67,370              --
                                          ------------    ---    ------------    ---    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          3,038     --             730     --         107,085         365,587
                                          ------------    ---    ------------    ---    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................         35,636     --          40,397     --              --              13
Transfers between funds ...............         48,957     --          21,397     --        (164,193)       (236,823)
Redemptions ...........................             --     --              --     --         (84,204)       (447,420)
Adjustments to maintain reserves ......              2     --             (10)    --            (323)           (261)
                                          ------------    ---    ------------    ---    ------------    ------------
    Net equity transactions ...........         84,595     --          61,784     --        (248,720)       (684,491)

Net change in contract owners' equity .         87,633     --          62,514     --        (141,635)       (318,904)
Contract owners' equity beginning
  of period ...........................             --     --              --     --       2,658,020       2,976,924
                                          ------------    ---    ------------    ---    ------------    ------------
Contract owners' equity end of period .   $     87,633     --          62,514     --       2,516,385       2,658,020
                                          ============    ===    ============    ===    ============    ============




                                                      FidContr
                                                      --------
                                               1998           1997
                                               ----           ----
Investment activity:
Reinvested dividends ..................  $  2,236,508       2,195,540
Mortality and expense charges (note 2)       (567,716)     (1,359,850)
Administration charges (note 2):
      Tier I ..........................      (257,062)       (616,290)
      Tier II .........................       (84,899)       (203,894)
      Tier III ........................       (40,425)        (95,933)
      Tier IV .........................       (16,521)        (39,669)
      Tier V ..........................       (20,187)        (48,345)
Variable account fee (notes 2 and 5) ..    (2,165,720)             --
                                         ------------    ------------
  Net investment activity .............      (916,022)       (168,441)

Proceeds from mutual fund shares sold .    15,434,546      21,045,430
Cost of mutual fund shares sold .......    (9,424,899)    (13,726,446)
                                         ------------    ------------
Realized gain (loss) on investments ...     6,009,647       7,318,984
Change in unrealized gain (loss)
  on investments ......................    66,478,467      19,495,166
                                         ------------    ------------
  Net gain (loss) on investments ......    72,488,114      26,814,150
                                         ------------    ------------
Reinvested capital gains ..............    31,423,956      27,727,162
                                         ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   102,996,048      54,372,871
                                         ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................    79,879,267      80,513,062
Transfers between funds ...............   (17,451,214)     17,826,645
Redemptions ...........................   (29,789,009)    (33,838,679)
Adjustments to maintain reserves ......        12,693         (25,668)
                                         ------------    ------------
    Net equity transactions ...........    32,651,737      64,475,360

Net change in contract owners' equity .   135,647,785     118,848,231
Contract owners' equity beginning
  of period ...........................   320,987,870     202,139,639
                                         ------------    ------------
Contract owners' equity end of period .  $456,635,655     320,987,870
                                         ============    ============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                     FidEqInc                         FidMgIn
                                                     --------                         -------

                                                1998            1997             1998           1997
                                                ----            ----             ----           ----
Investment activity:
Reinvested dividends ..................   $  5,838,731       6,194,440         930,422       1,505,116
Mortality and expense charges (note 2)        (623,980)     (1,565,778)       (222,583)       (556,391)
Administration charges (note 2):
      Tier I ..........................       (255,098)       (659,522)       (105,291)       (265,730)
      Tier II .........................        (88,544)       (215,189)        (32,343)        (82,339)
      Tier III ........................        (58,706)       (143,887)        (16,644)        (40,641)
      Tier IV .........................        (13,364)        (32,619)         (5,847)        (14,355)
      Tier V ..........................        (29,581)        (72,789)         (6,842)        (16,376)
Variable account fee (notes 2 and 5) ..     (2,091,065)             --        (847,662)             --
                                          ------------    ------------    ------------    ------------
  Net investment activity .............      2,678,393       3,504,656        (306,790)        529,284

Proceeds from mutual fund shares sold .     26,824,126      28,097,646       9,672,893      12,485,988
Cost of mutual fund shares sold .......    (11,951,004)    (13,468,143)     (6,581,476)     (9,950,443)
                                          ------------    ------------    ------------    ------------
Realized gain (loss) on investments ...     14,873,122      14,629,503       3,091,417       2,535,545
Change in unrealized gain (loss)
  on investments ......................      6,919,838      46,925,897      32,004,034      15,085,951
                                          ------------    ------------    ------------    ------------
  Net gain (loss) on investments ......     21,792,960      61,555,400      35,095,451      17,621,496
                                          ------------    ------------    ------------    ------------
Reinvested capital gains ..............     16,288,417      13,064,496       7,068,356       6,362,186
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     40,759,770      78,124,552      41,857,017      24,512,966
                                          ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................     52,962,098      50,674,836      25,865,178      25,481,895
Transfers between funds ...............    (28,286,291)     11,399,955      (3,113,052)     (7,601,758)
Redemptions ...........................    (27,397,650)    (39,688,848)    (12,944,049)    (13,965,007)
Adjustments to maintain reserves ......         29,492          (5,107)        (71,487)         (3,444)
                                          ------------    ------------    ------------    ------------
    Net equity transactions ...........     (2,692,351)     22,380,836       9,736,590       3,911,686

Net change in contract owners' equity .     38,067,419     100,505,388      51,593,607      28,424,652
Contract owners' equity beginning
  of period ...........................    353,408,823     252,903,435     124,447,078      96,022,426
                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period .   $391,476,242     353,408,823     176,040,685     124,447,078
                                          ============    ============    ============    ============



                                                     FidOTC                    FidPurtn
                                                     ------                    --------

                                                1998         1997         1998            1997
                                                ----         ----         ----            ----


Investment activity:
Reinvested dividends .................. $         --              --       1,252,746       1,002,542
Mortality and expense charges (note 2)       (56,312)       (130,795)        (56,845)       (137,123)
Administration charges (note 2):
      Tier I ..........................      (23,953)        (56,929)        (27,997)        (66,667)
      Tier II .........................       (7,847)        (17,458)         (8,254)        (21,034)
      Tier III ........................       (3,832)         (8,619)         (3,757)         (8,864)
      Tier IV .........................       (1,682)         (3,645)         (1,311)         (3,289)
      Tier V ..........................       (2,788)         (6,672)         (1,765)         (4,128)
Variable account fee (notes 2 and 5) ..     (210,461)             --        (221,557)             --
                                        ------------    ------------    ------------    ------------
  Net investment activity .............     (306,875)       (224,118)        931,260         761,437

Proceeds from mutual fund shares sold .   15,450,608       7,535,213       2,131,440       3,662,742
Cost of mutual fund shares sold .......  (13,562,267)     (6,716,721)     (1,598,513)     (2,886,331)
                                        ------------    ------------    ------------    ------------
Realized gain (loss) on investments ...    1,888,341         818,492         532,927         776,411
Change in unrealized gain (loss)
  on investments ......................    8,846,107        (488,087)      1,030,514       2,156,757
                                        ------------    ------------    ------------    ------------
  Net gain (loss) on investments ......   10,734,448         330,405       1,563,441       2,933,168
                                        ------------    ------------    ------------    ------------
Reinvested capital gains ..............    2,313,154       2,202,654       2,946,910       1,480,106
                                        ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   12,740,727       2,308,941       5,441,611       5,174,711
                                        ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................   10,449,632      11,403,571       9,462,437       8,122,684
Transfers between funds ...............   (3,408,227)      7,515,284         103,927         359,606
Redemptions ...........................   (3,999,975)     (3,842,544)     (2,850,985)     (3,573,534)
Adjustments to maintain reserves ......          966          (3,592)           (192)           (346)
                                        ------------    ------------    ------------    ------------
    Net equity transactions ...........    3,042,396      15,072,719       6,715,187       4,908,410

Net change in contract owners' equity .   15,783,123      17,381,660      12,156,798      10,083,121
Contract owners' equity beginning
  of period ...........................   31,504,325      14,122,665      31,672,502      21,589,381
                                        ------------    ------------    ------------    ------------
Contract owners' equity end of period . $ 47,287,448      31,504,325      43,829,300      31,672,502
                                        ============    ============    ============    ============


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                 InvDynam           InvTotRet             InvCoAm
                                                 --------           ---------             -------

                                             1998        1997        1998     1997        1998            1997
                                             ----        ----       ----      ----        ----            ----
Investment activity:
Reinvested dividends ..................   $        --     --             18     --      1,361,576      1,117,268
Mortality and expense charges (note 2)             --     --             --     --       (127,492)      (310,471)
Administration charges (note 2):
      Tier I ..........................            --     --             --     --        (61,970)      (147,489)
      Tier II .........................            --     --             --     --        (20,869)       (56,789)
      Tier III ........................            --     --             --     --         (8,660)       (20,464)
      Tier IV .........................            --     --             --     --         (2,452)        (5,858)
      Tier V ..........................            --     --             --     --         (3,596)        (8,057)
Variable account fee (notes 2 and 5) ..           (95)    --             (6)    --       (480,021)            --
                                          -----------    ---    -----------    ---    -----------    -----------
  Net investment activity .............           (95)    --             12     --        656,516        568,140

Proceeds from mutual fund shares sold .     1,301,233     --            902     --      5,236,900      4,672,687
Cost of mutual fund shares sold .......    (1,266,821)    --           (922)    --     (3,162,290)    (2,891,566)
                                          -----------    ---    -----------    ---    -----------    -----------
Realized gain (loss) on investments ...        34,412     --            (20)    --      2,074,610      1,781,121
Change in unrealized gain (loss)
  on investments ......................        17,001     --            372     --      5,634,104      6,778,676
                                          -----------    ---    -----------    ---    -----------    -----------
  Net gain (loss) on investments ......        51,413     --            352     --      7,708,714      8,559,797
                                          -----------    ---    -----------    ---    -----------    -----------
Reinvested capital gains ..............         2,534     --            169     --      8,097,523      6,012,594
                                          -----------    ---    -----------    ---    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        53,852     --            533     --     16,462,753     15,140,531
                                          -----------    ---    -----------    ---    -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................        10,168     --          7,759     --     14,349,438     14,055,579
Transfers between funds ...............       327,335     --         18,364     --       (404,166)     2,266,399
Redemptions ...........................        (5,593)    --             --     --     (8,056,668)    (7,025,850)
Adjustments to maintain reserves ......            (2)    --              3     --          1,469           (636)
                                          -----------    ---    -----------    ---    -----------    -----------
    Net equity transactions ...........       331,908     --         26,126     --      5,890,073      9,295,492

Net change in contract owners' equity .       385,760     --         26,659     --     22,352,826     24,436,023
Contract owners' equity beginning
  of period ...........................            --     --             --     --     72,152,047     47,716,024
                                          -----------    ---    -----------    ---    -----------    -----------
Contract owners' equity end of period .   $   385,760     --         26,659     --     94,504,873     72,152,047
                                          ===========    ===    ===========    ===    ===========    ===========


                                                     MASFIP
                                                     ------
                                              1998           1997
                                              ----           ----

Investment activity:
Reinvested dividends .................. $   271,659        138,468
Mortality and expense charges (note 2)       (5,072)       (10,147)
Administration charges (note 2):
      Tier I ..........................      (2,754)        (5,562)
      Tier II .........................        (559)        (1,154)
      Tier III ........................        (163)          (317)
      Tier IV .........................        (129)          (281)
      Tier V ..........................        (216)          (387)
Variable account fee (notes 2 and 5) ..     (26,138)            --
                                        -----------    -----------
  Net investment activity .............     236,628        120,620

Proceeds from mutual fund shares sold .   1,963,455      1,286,155
Cost of mutual fund shares sold .......  (1,950,478)    (1,260,770)
                                        -----------    -----------
Realized gain (loss) on investments ...      12,977         25,385
Change in unrealized gain (loss)
  on investments ......................    (162,941)        (5,429)
                                        -----------    -----------
  Net gain (loss) on investments ......    (149,964)        19,956
                                        -----------    -----------
Reinvested capital gains ..............     144,946         35,341
                                        -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................... $   231,610        175,917
                                        -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................   1,773,192        796,916
Transfers between funds ...............   1,608,708        552,003
Redemptions ...........................    (303,932)      (388,815)
Adjustments to maintain reserves ......         644            122
                                        -----------    -----------
    Net equity transactions ...........   3,078,612        960,226

Net change in contract owners' equity .   3,310,222      1,136,143
Contract owners' equity beginning
  of period ...........................   2,695,678      1,559,535
                                        -----------    -----------
Contract owners' equity end of period . $ 6,005,900      2,695,678
                                        ===========    ===========

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                     MFSGrStk                      MFSGrOpp                     MFSHiInc
                                                     --------                      --------                     --------

                                                1998           1997           1998          1997           1998           1997
                                                ----           ----           ----          ----           ----           ----

Investment activity:
Reinvested dividends ..................   $     5,594          5,750             --             --      1,505,064      1,110,356
Mortality and expense charges (note 2)        (23,366)       (60,114)       (28,712)       (81,246)       (27,020)       (64,630)
Administration charges (note 2):
      Tier I ..........................        (9,627)       (25,523)       (12,308)       (36,299)       (11,010)       (27,160)
      Tier II .........................        (3,392)        (8,400)        (4,337)       (11,776)        (3,623)        (8,510)
      Tier III ........................        (2,067)        (5,187)        (2,562)        (6,917)        (2,066)        (4,958)
      Tier IV .........................          (592)        (1,546)          (769)        (2,083)          (722)        (1,712)
      Tier V ..........................        (1,051)        (2,624)        (1,026)        (2,838)        (1,503)        (3,381)
Variable account fee (notes 2 and 5) ..       (83,926)            --        (98,246)            --        (98,576)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity .............      (118,427)       (97,644)      (147,960)      (141,159)     1,360,544      1,000,005

Proceeds from mutual fund shares sold .     1,175,245      4,936,847      1,304,849      2,859,690     10,536,849     11,436,316
Cost of mutual fund shares sold .......      (920,701)    (4,951,950)      (897,706)    (2,016,264)   (10,475,518)   (10,796,798)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Realized gain (loss) on investments ...       254,544        (15,103)       407,143        843,426         61,331        639,518
Change in unrealized gain (loss)
  on investments ......................     3,371,434      2,506,771      1,993,542        547,661     (1,449,403)      (181,828)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments ......     3,625,978      2,491,668      2,400,685      1,391,087     (1,388,072)       457,690
                                          -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains ..............     1,391,598      1,959,714      2,047,635      1,975,637             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     4,899,149      4,353,738      4,300,360      3,225,565        (27,528)     1,457,695
                                          -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................     1,282,347      1,918,046        247,604        289,620      4,666,502      2,868,284
Transfers between funds ...............      (398,976)    (3,240,441)      (265,357)      (778,278)     1,600,902        346,011
Redemptions ...........................    (1,113,949)    (1,447,659)    (1,018,457)    (2,103,012)    (1,732,097)    (1,335,492)
Adjustments to maintain reserves ......           331          1,016            152        (13,012)        (6,328)         1,475
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ...........      (230,247)    (2,769,038)    (1,036,058)    (2,604,682)     4,528,979      1,880,278

Net change in contract owners' equity .     4,668,902      1,584,700      3,264,302        620,883      4,501,451      3,337,973
Contract owners' equity beginning
  of period ...........................    12,815,513     11,230,813     15,959,245     15,338,362     14,387,298     11,049,325
                                          -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .   $17,484,415     12,815,513     19,223,547     15,959,245     18,888,749     14,387,298
                                          ===========    ===========    ===========    ===========    ===========    ===========



                                                 MSIEqGroB
                                                 ---------
                                               1998     1997
                                               ----     ----
Investment activity:
Reinvested dividends .................. $        17     --
Mortality and expense charges (note 2)           --     --
Administration charges (note 2):
      Tier I ..........................          --     --
      Tier II .........................          --     --
      Tier III ........................          --     --
      Tier IV .........................          --     --
      Tier V ..........................          --     --
Variable account fee (notes 2 and 5) ..          (6)    --
                                        -----------    ---
  Net investment activity .............          11     --

Proceeds from mutual fund shares sold .         748     --
Cost of mutual fund shares sold .......        (742)    --
                                        -----------    ---
Realized gain (loss) on investments ...           6     --
Change in unrealized gain (loss)
  on investments ......................         311     --
                                        -----------    ---
  Net gain (loss) on investments ......         317     --
                                        -----------    ---
Reinvested capital gains ..............         555     --
                                        -----------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         883     --
                                        -----------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................       2,067     --
Transfers between funds ...............      24,165     --
Redemptions ...........................          --     --
Adjustments to maintain reserves ......          10     --
                                        -----------    ---
    Net equity transactions ...........      26,242     --

Net change in contract owners' equity .      27,125     --
Contract owners' equity beginning
  of period ...........................          --     --
                                        -----------    ---
Contract owners' equity end of period . $    27,125     --
                                        ===========    ===



                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                           NAATAggr                       NAATCons
                                                                           --------                       --------
                                                                    1998           1997             1998           1997
                                                                    ----           ----             ----           ----
Investment activity:
Reinvested dividends .......................................  $      205              -            2,928              -
Mortality and expense charges (note 2) .....................        (473)             -              (21)             -
Administration charges (note 2):
      Tier I ...............................................        (175)             -               (2)             -
      Tier II ..............................................         (97)             -               (1)             -
      Tier III .............................................          (7)             -               -               -
      Tier IV ..............................................          (6)             -               -               -
      Tier V ...............................................         (39)             -               (5)             -
Variable account fee (notes 2 and 5) .......................      (7,076)             -           (1,737)             -
                                                              ----------       --------          -------       --------
  Net investment activity ..................................      (7,668)             -            1,162              -

Proceeds from mutual fund shares sold ......................     320,989              -          507,051              -
Cost of mutual fund shares sold ............................    (312,762)             -         (505,316)             -
                                                              ----------       --------          -------       --------
Realized gain (loss) on investments ........................       8,227              -            1,735              -
Change in unrealized gain (loss)
  on investments ...........................................     177,946              -           45,507              -
                                                              ----------       --------          -------       --------
  Net gain (loss) on investments ...........................     186,173              -           47,242              -
                                                              ----------       --------          -------       --------
Reinvested capital gains ...................................          -               -               -               -
                                                              ----------       --------          -------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................     178,505              -           48,404              -
                                                              ----------       --------          -------       --------
Equity transactions:
Purchase payments received from
  contract owners ..........................................   1,743,904              -          305,707              -
Transfers between funds ....................................     636,159              -          694,651              -
Redemptions ................................................     (61,114)             -          (58,899)             -
Adjustments to maintain reserves ...........................       3,646              -              (26)             -
                                                              ----------       --------          -------       --------
    Net equity transactions ................................   2,322,595              -          941,433              -

Net change in contract owners' equity ......................   2,501,100              -          989,837              -
Contract owners' equity beginning
  of period ................................................          -               -               -               -
                                                              ----------       --------          -------       --------
Contract owners' equity end of period ......................  $2,501,100              -          989,837              -
                                                              ==========       ========          =======       ========

                                                                            NAATMod                        NAATModAgg
                                                                            -------                        ----------
                                                                      1998            1997             1998           1997
                                                                      ----            ----             ----           ----
Investment activity:
Reinvested dividends .......................................    $    7,009               -            6,488              -
Mortality and expense charges (note 2) .....................          (144)              -             (519)             -
Administration charges (note 2):
      Tier I ...............................................           (89)              -             (353)             -
      Tier II ..............................................           (22)              -              (42)             -
      Tier III .............................................            (2)              -              (31)             -
      Tier IV ..............................................            (1)              -               (1)             -
      Tier V ...............................................            (3)              -               (6)             -
Variable account fee (notes 2 and 5) .......................        (5,378)              -           (6,720)             -
                                                                 ---------        --------       ---------        --------
  Net investment activity ..................................         1,370               -           (1,184)             -

Proceeds from mutual fund shares sold ......................       223,358               -          269,868              -
Cost of mutual fund shares sold ............................      (231,762)              -         (272,261)             -
                                                                 ---------        --------       ---------        --------
Realized gain (loss) on investments ........................        (8,404)              -           (2,393)             -
Change in unrealized gain (loss)
  on investments ...........................................       147,289               -          139,867              -
                                                                 ---------                        ---------
  Net gain (loss) on investments ...........................       138,885               -          137,474              -
                                                                 ---------        --------       ---------        --------
Reinvested capital gains ...................................            -                -               -               -
                                                                 ---------        --------       ---------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................       140,255               -          136,290              -
                                                                 ---------        --------       ---------        --------
Equity transactions:
Purchase payments received from
  contract owners ..........................................     1,468,718               -        1,713,467              -
Transfers between funds ....................................       740,919               -          560,385              -
Redemptions ................................................      (164,560)              -         (104,241)             -
Adjustments to maintain reserves ...........................            69               -               49              -
                                                                 ---------        --------       ---------        --------
    Net equity transactions ................................     2,045,146               -        2,169,660              -

Net change in contract owners' equity ......................     2,185,401               -        2,305,950              -
Contract owners' equity beginning
  of period ................................................            -                -               -               -
                                                                 ---------        --------        ---------       --------
Contract owners' equity end of period ......................    $2,185,401               -        2,305,950              -
                                                                 =========        ========        =========       --------

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         NAATModCon                        NWFund
                                                                         ----------                        ------
                                                                    1998           1997             1998            1997
                                                                    ----           ----             ----            ----
Investment activity:
Reinvested dividends .......................................  $    6,383              -        1,347,907         858,226
Mortality and expense charges (note 2) .....................         (80)             -         (181,761)       (330,998)
Administration charges (note 2):
      Tier I ...............................................         (32)             -          (81,359)       (148,673)
      Tier II ..............................................         (22)             -          (24,501)        (47,277)
      Tier III .............................................          (7)             -          (13,841)        (25,296)
      Tier IV ..............................................          -               -           (5,294)         (9,148)
      Tier V ...............................................          (1)             -           (7,330)        (12,503)
Variable account fee (notes 2 and 5) .......................      (3,025)             -         (809,923)             -
                                                              ----------        -------      -----------      ----------
  Net investment activity ..................................       3,216              -          223,898         284,331

Proceeds from mutual fund shares sold ......................     521,818              -        7,999,054       6,266,837
Cost of mutual fund shares sold ............................    (530,663)             -       (4,247,844)     (3,680,205)
                                                              ----------        -------      -----------      ----------
Realized gain (loss) on investments ........................      (8,845)             -        3,751,210       2,586,632
Change in unrealized gain (loss)
  on investments ...........................................      55,977              -       22,649,562      13,332,389
                                                              ----------        -------      -----------      ----------
  Net gain (loss) on investments ...........................      47,132              -       26,400,772      15,919,021
                                                              ----------        -------      -----------      ----------
Reinvested capital gains ...................................          -               -        7,747,144       4,357,194
                                                              ----------        -------      -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................      50,348              -       34,371,814      20,560,546
                                                              ----------        -------      -----------      ----------
Equity transactions:
Purchase payments received from
  contract owners ..........................................     388,620              -       52,495,182      17,504,981
Transfers between funds ....................................     570,000              -       33,595,689      15,259,707
Redemptions ................................................     (29,257)             -      (15,086,070)     (8,674,178)
Adjustments to maintain reserves ...........................          42              -           12,173          (2,327)
                                                              ----------        -------      -----------      ----------
    Net equity transactions ................................     929,405              -       71,016,974      24,088,183

Net change in contract owners' equity ......................     979,753              -      105,388,788      44,648,729
Contract owners' equity beginning
  of period ................................................          -               -       89,106,304      44,457,575
                                                              ----------        -------      -----------      ----------
Contract owners' equity end of period ......................  $  979,753              -      194,495,092      89,106,304
                                                              ==========        =======      ===========      ==========

                                                                            NWGroFd                          NWMyMkt
                                                                            -------                          -------
                                                                     1998             1997            1998            1997
                                                                     ----             ----            ----            ----
Investment activity:
Reinvested dividends .......................................   $   10,180           60,952       2,595,204       2,538,526
Mortality and expense charges (note 2) .....................      (13,561)         (38,660)        (81,562)       (254,376)
Administration charges (note 2):
      Tier I ...............................................       (5,900)         (17,881)        (30,154)        (95,174)
      Tier II ..............................................       (2,556)          (6,779)         (9,901)        (27,102)
      Tier III .............................................         (869)          (2,338)         (5,455)        (17,915)
      Tier IV ..............................................         (216)            (622)         (3,463)        (10,690)
      Tier V ...............................................         (547)          (1,460)         (5,380)        (17,451)
Variable account fee (notes 2 and 5) .......................      (45,450)              -         (276,482)             -
                                                                ---------        ---------      ----------      ----------
  Net investment activity ..................................      (58,919)          (6,788)      2,182,807       2,115,818

Proceeds from mutual fund shares sold ......................      954,882        1,515,017      64,733,660      65,472,045
Cost of mutual fund shares sold ............................     (616,307)        (992,381)    (64,733,660)    (65,472,045)
                                                                ---------        ---------      ----------      ----------
Realized gain (loss) on investments ........................      338,575          522,636              -               -
Change in unrealized gain (loss)
  on investments ...........................................      942,443          283,755              -               -
                                                                ---------        ---------      ----------      ----------
  Net gain (loss) on investments ...........................    1,281,018          806,391              -               -
                                                                ---------        ---------      ----------      ----------
Reinvested capital gains ...................................      443,703          928,742              -               -
                                                                ---------        ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................    1,665,802        1,728,345       2,182,807       2,115,818
                                                                ---------        ---------      ----------      ----------
Equity transactions:
Purchase payments received from
  contract owners ..........................................      344,800          423,584       8,935,086      10,477,258
Transfers between funds ....................................     (524,581)        (580,789)     15,995,607     (10,384,252)
Redemptions ................................................     (551,408)      (1,098,214)    (10,347,103)     (8,399,390)
Adjustments to maintain reserves ...........................           93              (35)          4,712            (686)
                                                                ---------        ---------      ----------      ----------
    Net equity transactions ................................     (731,096)      (1,255,454)     14,588,302      (8,307,070)

Net change in contract owners' equity ......................      934,706          472,891      16,771,109      (6,191,252)
Contract owners' equity beginning
  of period ................................................    7,669,126        7,196,235      44,623,765      50,815,017
                                                                ---------        ---------      ----------      ----------
Contract owners' equity end of period ......................   $8,603,832        7,669,126      61,394,874      44,623,765
                                                                =========        =========      ==========      ==========


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                          NWIndxFdY                       NSATSmCo
                                                                          ---------                       --------
                                                                    1998           1997             1998           1997
                                                                    ----           ----             ----           ----
Investment activity:
Reinvested dividends ......................................   $      775              -               -               -
Mortality and expense charges (note 2) ....................           -               -           (1,123)             -
Administration charges (note 2):
      Tier I ..............................................           -               -             (449)             -
      Tier II .............................................           -               -             (280)             -
      Tier III ............................................           -               -              (45)             -
      Tier IV .............................................           -               -              (26)             -
      Tier V ..............................................           -               -              (41)             -
Variable account fee (notes 2 and 5) ......................         (144)             -          (10,968)             -
                                                              ----------        -------        ---------        -------
  Net investment activity .................................          631              -          (12,932)             -

Proceeds from mutual fund shares sold .....................      203,591              -        4,312,495              -
Cost of mutual fund shares sold ...........................     (200,931)             -       (4,520,280)             -
                                                              ----------        -------        ---------        -------
Realized gain (loss) on investments .......................        2,660              -         (207,785)             -
Change in unrealized gain (loss)
  on investments ..........................................        8,813              -          271,278              -
                                                              ----------        -------        ---------        -------
  Net gain (loss) on investments ..........................       11,473              -           63,493              -
                                                              ----------        -------        ---------        -------
Reinvested capital gains ..................................           -               -               -               -
                                                              ----------        -------        ---------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................       12,104              -           50,561              -
                                                              ----------        -------        ---------        -------
Equity transactions:
Purchase payments received from
  contract owners .........................................       20,822              -        1,991,575              -
Transfers between funds ...................................      281,573              -        1,247,455              -
Redemptions ...............................................          (10)             -         (111,457)             -
Adjustments to maintain reserves ..........................           (1)             -              762              -
                                                              ----------        -------        ---------        -------
    Net equity transactions ...............................      302,384              -        3,128,335              -

Net change in contract owners' equity .....................      314,488              -        3,178,896              -
Contract owners' equity beginning
  of period ...............................................           -               -               -               -
                                                              ----------        -------        ---------        -------
Contract owners' equity end of period .....................   $  314,488              -        3,178,896              -
                                                              ==========        =======        =========        =======

                                                                            NBGuard                          NBPartTr
                                                                            -------                          --------
                                                                      1998             1997           1998            1997
                                                                      ----             ----           ----            ----
Investment activity:
Reinvested dividends ......................................    $   226,684          219,518              -               -
Mortality and expense charges (note 2) ....................        (71,447)        (170,400)             -               -
Administration charges (note 2):
      Tier I ..............................................        (30,092)         (72,318)             -               -
      Tier II .............................................        (10,176)         (24,787)             -               -
      Tier III ............................................         (4,330)         (10,868)             -               -
      Tier IV .............................................         (2,006)          (4,336)             -               -
      Tier V ..............................................         (3,918)          (9,033)             -               -
Variable account fee (notes 2 and 5) ......................       (216,169)              -              (40)             -
                                                                ----------       ----------          ------        -------
  Net investment activity .................................       (111,454)         (72,224)            (40)             -

Proceeds from mutual fund shares sold .....................      8,180,376        4,722,451          22,832              -
Cost of mutual fund shares sold ...........................     (7,161,975)      (3,617,011)        (23,331)             -
                                                                ----------       ----------          ------        -------
Realized gain (loss) on investments .......................      1,018,401        1,105,440            (499)             -
Change in unrealized gain (loss)
  on investments ..........................................     (6,007,812)      (1,847,382)           (304)             -
                                                                ----------       ----------          ------        -------
  Net gain (loss) on investments ..........................     (4,989,411)        (741,942)           (803)             -
                                                                ----------       ----------          ------        -------
Reinvested capital gains ..................................      5,801,836        5,284,078           1,489              -
                                                                ----------       ----------          ------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................        700,971        4,469,912             646              -
                                                                ----------       ----------          ------        -------
Equity transactions:
Purchase payments received from
  contract owners .........................................     12,761,883       14,909,263           2,516              -
Transfers between funds ...................................    (10,226,488)       3,648,156          46,543              -
Redemptions ...............................................     (4,244,239)      (4,870,821)            (11)             -
Adjustments to maintain reserves ..........................            586           (7,439)             34              -
                                                                ----------       ----------          ------        -------
    Net equity transactions ...............................     (1,708,258)      13,679,159          49,082              -

Net change in contract owners' equity .....................     (1,007,287)      18,149,071          49,728              -
Contract owners' equity beginning
  of period ...............................................     40,059,033       21,909,962              -               -
                                                                ----------       ----------          ------        -------
Contract owners' equity end of period .....................    $39,051,746       40,059,033          49,728              -
                                                                ==========       ==========          ======        =======

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                           PrBalY                         PrIntY
                                                                           ------                         ------
                                                                    1998           1997            1998            1997
                                                                    ----           ----            ----            ----
Investment activity:
Reinvested dividends ......................................   $      237              -               -               -
Mortality and expense charges (note 2) ....................           -               -               -               -
Administration charges (note 2):
      Tier I ..............................................           -               -               -               -
      Tier II .............................................           -               -               -               -
      Tier III ............................................           -               -               -               -
      Tier IV .............................................           -               -               -               -
      Tier V ..............................................           -               -               -               -
Variable account fee (notes 2 and 5) ......................          (51)             -               (1)             -
                                                              ----------        -------           ------         ------
  Net investment activity .................................          186              -               (1)             -

Proceeds from mutual fund shares sold .....................        1,152              -            5,631              -
Cost of mutual fund shares sold ...........................       (1,165)             -           (5,607)             -
                                                              ----------        -------           ------         ------
Realized gain (loss) on investments .......................          (13)             -               24              -
Change in unrealized gain (loss)
  on investments ..........................................        1,562              -               51              -
                                                              ----------        -------           ------         ------
  Net gain (loss) on investments ..........................        1,549              -               75              -
                                                              ----------        -------           ------         ------
Reinvested capital gains ..................................           -               -               -               -
                                                              ----------        -------           ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................        1,735              -               74              -
                                                              ----------        -------           ------         ------
Equity transactions:
Purchase payments received from
  contract owners .........................................        1,222              -            1,775              -
Transfers between funds ...................................       68,896              -           23,003              -
Redemptions ...............................................           -               -              (10)             -
Adjustments to maintain reserves ..........................           -               -                8              -
                                                              ----------        -------           ------         ------
    Net equity transactions ...............................       70,118              -           24,776              -

Net change in contract owners' equity .....................       71,853              -           24,850              -
Contract owners' equity beginning
  of period ...............................................           -               -               -               -
                                                              ----------        -------           ------         ------
Contract owners' equity end of period .....................   $   71,853              -           24,850              -
                                                              ==========        =======           ======         ======

                                                                       PrLgCapGrY                       PrLgCpValY
                                                                       ----------                       ----------
                                                                 1998             1997             1998           1997
                                                                 ----             ----             ----           ----
Investment activity:
Reinvested dividends ......................................    $    -                -                9              -
Mortality and expense charges (note 2) ....................         -                -               -               -
Administration charges (note 2):
      Tier I ..............................................         -                -               -               -
      Tier II .............................................         -                -               -               -
      Tier III ............................................         -                -               -               -
      Tier IV .............................................         -                -               -               -
      Tier V ..............................................         -                -               -               -
Variable account fee (notes 2 and 5) ......................        (20)              -               (1)             -
                                                                ------          ------           ------         ------
  Net investment activity .................................        (20)              -                8              -

Proceeds from mutual fund shares sold .....................        791               -               -               -
Cost of mutual fund shares sold ...........................       (780)              -               -               -
                                                                ------          ------           ------         ------
Realized gain (loss) on investments .......................         11               -               -               -
Change in unrealized gain (loss)
  on investments ..........................................      2,799               -              336              -
                                                                ------          ------           ------         ------
  Net gain (loss) on investments ..........................      2,810               -              336              -
                                                                ------          ------           ------         ------
Reinvested capital gains ..................................         -                -               -               -
                                                                ------          ------           ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................      2,790               -              344              -
                                                                ------          ------           ------         ------
Equity transactions:
Purchase payments received from
  contract owners .........................................      3,245               -            2,581              -
Transfers between funds ...................................     76,348               -           35,362              -
Redemptions ...............................................         -                -               -               -
Adjustments to maintain reserves ..........................          1               -               (2)             -
                                                                ------          ------           ------         ------
    Net equity transactions ...............................     79,594               -           37,941              -

Net change in contract owners' equity .....................     82,384               -           38,285              -
Contract owners' equity beginning
  of period ...............................................         -                -               -               -
                                                                ------          ------           ------         ------
Contract owners' equity end of period .....................    $82,384               -           38,285              -
                                                                ======          ======           ======         ======


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         PrSmCapY                         OppGlob
                                                                         --------                         -------
                                                                    1998           1997             1998           1997
                                                                    ----           ----             ----           ----
Investment activity:
Reinvested dividends ......................................   $       20              -                2              -
Mortality and expense charges (note 2) ....................           -               -               -               -
Administration charges (note 2):
      Tier I ..............................................           -               -               -               -
      Tier II .............................................           -               -               -               -
      Tier III ............................................           -               -               -               -
      Tier IV .............................................           -               -               -               -
      Tier V ..............................................           -               -               -               -
Variable account fee (notes 2 and 5) ......................           (8)             -               (5)             -
                                                              ----------        -------           ------        -------
  Net investment activity .................................           12              -               (3)             -

Proceeds from mutual fund shares sold .....................       18,993              -           43,412              -
Cost of mutual fund shares sold ...........................      (18,520)             -          (43,036)             -
                                                              ----------        -------           ------        -------
Realized gain (loss) on investments .......................          473              -              376              -
Change in unrealized gain (loss)
  on investments ..........................................        1,713              -              240              -
                                                              ----------        -------           ------        -------
  Net gain (loss) on investments ..........................        2,186              -              616              -
                                                              ----------        -------           ------        -------
Reinvested capital gains ..................................           -               -               16              -
                                                              ----------        -------           ------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................        2,198              -              629              -
                                                              ----------        -------           ------        -------
Equity transactions:
Purchase payments received from
  contract owners .........................................        5,868              -              457              -
Transfers between funds ...................................       66,889              -           11,799              -
Redemptions ...............................................           -               -               -               -
Adjustments to maintain reserves ..........................          807              -               -               -
                                                              ----------        -------           ------        -------
    Net equity transactions ...............................       73,564              -           12,256              -

Net change in contract owners' equity .....................       75,762              -           12,885              -
Contract owners' equity beginning
  of period ...............................................           -               -               -               -
                                                              ----------        -------           ------        -------
Contract owners' equity end of period .....................   $   75,762              -           12,885              -
                                                              ==========        =======           ======        =======


                                                                             PutInvFd                         PutVoyFd
                                                                             --------                         --------
                                                                       1998             1997            1998            1997
                                                                       ----             ----            ----            ----
Investment activity:
Reinvested dividends ......................................    $         -           201,337              -               -
Mortality and expense charges (note 2) ....................        (115,931)        (245,470)       (360,379)       (845,606)
Administration charges (note 2):
      Tier I ..............................................         (58,129)        (128,526)       (166,907)       (392,409)
      Tier II .............................................         (13,427)         (26,541)        (51,949)       (122,438)
      Tier III ............................................          (8,862)         (18,768)        (23,873)        (56,223)
      Tier IV .............................................          (2,260)          (4,493)        (10,379)        (24,210)
      Tier V ..............................................          (4,242)          (8,093)        (13,276)        (30,696)
Variable account fee (notes 2 and 5) ......................        (541,453)              -       (1,329,097)             -
                                                                -----------       ----------     -----------     -----------
  Net investment activity .................................        (744,304)        (230,554)     (1,955,860)     (1,471,582)

Proceeds from mutual fund shares sold .....................      10,353,759        7,194,124       9,123,281      13,936,317
Cost of mutual fund shares sold ...........................      (6,878,135)      (5,511,306)     (4,595,683)     (7,581,337)
                                                                -----------       ----------     -----------     -----------
Realized gain (loss) on investments .......................       3,475,624        1,682,818       4,527,598       6,354,980
Change in unrealized gain (loss)
  on investments ..........................................      20,401,849        7,106,597      28,840,575      21,628,132
                                                                -----------       ----------     -----------     -----------
  Net gain (loss) on investments ..........................      23,877,473        8,789,415      33,368,173      27,983,112
                                                                -----------       ----------     -----------     -----------
Reinvested capital gains ..................................       3,061,748        5,186,816      18,635,623      11,805,197
                                                                -----------       ----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................      26,194,917       13,745,677      50,047,936      38,316,727
                                                                -----------       ----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .........................................      25,610,793        9,952,027      54,734,164      49,543,414
Transfers between funds ...................................      17,906,156        6,647,199      (9,047,899)     (5,787,505)
Redemptions ...............................................      (6,468,507)      (6,224,509)    (17,706,573)    (18,823,850)
Adjustments to maintain reserves ..........................           2,712             (299)         (5,847)         (3,442)
                                                                -----------       ----------     -----------     -----------
    Net equity transactions ...............................      37,051,154       10,374,418      27,973,845      24,928,617

Net change in contract owners' equity .....................      63,246,071       24,120,095      78,021,781      63,245,344
Contract owners' equity beginning
  of period ...............................................      59,923,257       35,803,162     200,390,725     137,145,381
                                                                -----------       ----------     -----------     -----------
Contract owners' equity end of period .....................    $123,169,328       59,923,257     278,412,506     200,390,725
                                                                ===========       ==========     ===========     ===========

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         SEI500Ix                        SelGroFd
                                                                         --------                        --------
                                                                    1998            1997            1998            1997
                                                                    ----            ----            ----            ----
Investment activity:
Reinvested dividends ....................................   $  1,115,872         496,400          19,069              -
Mortality and expense charges (note 2) ..................       (118,601)       (180,116)        (17,703)        (47,926)
Administration charges (note 2):
      Tier I ............................................        (54,008)        (81,570)         (7,977)        (22,236)
      Tier II ...........................................        (14,709)        (23,893)         (2,228)         (5,696)
      Tier III ..........................................         (9,909)        (14,809)         (1,141)         (2,991)
      Tier IV ...........................................         (3,207)         (4,741)           (500)         (1,383)
      Tier V ............................................         (4,702)         (6,925)           (871)         (2,297)
Variable account fee (notes 2 and 5) ....................       (559,451)             -          (65,691)             -
                                                            ------------      ----------      ----------       ---------
  Net investment activity ...............................        351,285         184,346         (77,042)        (82,529)

Proceeds from mutual fund shares sold ...................      8,951,655       6,510,687       2,458,366       2,225,057
Cost of mutual fund shares sold .........................     (6,238,921)     (4,821,399)     (1,726,231)     (1,924,254)
                                                            ------------      ----------      ----------       ---------
Realized gain (loss) on investments .....................      2,712,734       1,689,288         732,135         300,803
Change in unrealized gain (loss)
  on investments ........................................     17,933,741       6,582,190       1,539,014         129,162
                                                            ------------      ----------      ----------       ---------
  Net gain (loss) on investments ........................     20,646,475       8,271,478       2,271,149         429,965
                                                            ------------      ----------      ----------       ---------
Reinvested capital gains ................................      1,080,072         382,784       1,235,654       1,117,389
                                                            ------------      ----------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................     22,077,832       8,838,608       3,429,761       1,464,825
                                                            ------------      ----------      ----------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     42,935,941      25,239,383       1,956,041       1,994,573
Transfers between funds .................................     13,539,167      21,078,872         185,492        (842,537)
Redemptions .............................................    (10,807,421)     (7,775,480)     (1,137,875)     (1,342,748)
Adjustments to maintain reserves ........................          7,989          (8,585)            593            (659)
                                                            ------------      ----------      ----------       ---------
    Net equity transactions .............................     45,675,676      38,534,190       1,004,251        (191,371)

Net change in contract owners' equity ...................     67,753,508      47,372,798       4,434,012       1,273,454
Contract owners' equity beginning
  of period .............................................     57,955,034      10,582,236       9,706,959       8,433,505
                                                            ------------      ----------      ----------       ---------
Contract owners' equity end of period ...................   $125,708,542      57,955,034      14,140,971       9,706,959
                                                            ============      ==========      ==========       =========

                                                                          AIMTreas                          TRIntStk
                                                                          --------                          --------
                                                                     1998             1997            1998            1997
                                                                     ----             ----            ----            ----
Investment activity:
Reinvested dividends ....................................      $  262,395          217,515         473,012         404,000
Mortality and expense charges (note 2) ..................          (7,334)         (20,246)        (49,478)       (150,968)
Administration charges (note 2):
      Tier I ............................................          (2,250)          (6,730)        (20,181)        (63,120)
      Tier II ...........................................            (591)          (1,889)         (6,757)        (21,402)
      Tier III ..........................................            (618)          (1,303)         (3,664)        (11,121)
      Tier IV ...........................................            (880)          (2,261)         (1,371)         (3,996)
      Tier V ............................................            (260)            (776)         (2,722)         (7,667)
Variable account fee (notes 2 and 5) ....................         (27,489)              -         (167,284)             -
                                                                ---------        ---------      ----------      ----------
  Net investment activity ...............................         222,973          184,310         221,555         145,726

Proceeds from mutual fund shares sold ...................      46,105,295       22,350,432      62,175,381      29,556,434
Cost of mutual fund shares sold .........................     (46,105,295)     (22,350,432)    (62,694,538)    (26,380,399)
                                                                ---------        ---------      ----------      ----------
Realized gain (loss) on investments .....................              -                -         (519,157)      3,176,035
Change in unrealized gain (loss)
  on investments ........................................              -                -        4,166,469      (3,819,017)
                                                                ---------        ---------      ----------      ----------
  Net gain (loss) on investments ........................              -                -        3,647,312        (642,982)
                                                                ---------        ---------      ----------      ----------
Reinvested capital gains ................................              -                -          752,519       1,111,001
                                                                ---------        ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................         222,973          184,310       4,621,386         613,745
                                                                ---------        ---------      ----------      ----------
Equity transactions:
Purchase payments received from
  contract owners .......................................         969,868          976,012       7,432,534      10,320,079
Transfers between funds .................................       4,082,704        1,160,637      (4,653,084)     (2,910,875)
Redemptions .............................................      (3,214,916)        (847,759)     (2,634,045)     (4,778,319)
Adjustments to maintain reserves ........................            (977)           2,892          (2,418)          3,678
                                                                ---------        ---------      ----------      ----------
    Net equity transactions .............................       1,836,679        1,291,782         142,987       2,634,563

Net change in contract owners' equity ...................       2,059,652        1,476,092       4,764,373       3,248,308
Contract owners' equity beginning
  of period .............................................       4,162,607        2,686,515      28,674,990      25,426,682
                                                                ---------        ---------      ----------      ----------
Contract owners' equity end of period ...................      $6,222,259        4,162,607      33,439,363      28,674,990
                                                                =========        =========      ==========      ==========


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         TemForFd                         WPEmGro
                                                                         --------                         -------
                                                                    1998            1997            1998           1997
                                                                    ----            ----            ----           ----
Investment activity:
Reinvested dividends ....................................   $  1,127,070       1,469,709              -               -
Mortality and expense charges (note 2) ..................        (82,947)       (227,825)             -               -
Administration charges (note 2):
      Tier I ............................................        (37,085)       (100,578)             -               -
      Tier II ...........................................        (13,197)        (37,019)             -               -
      Tier III ..........................................         (5,742)        (16,074)             -               -
      Tier IV ...........................................         (1,897)         (5,303)             -               -
      Tier V ............................................         (3,279)         (8,925)             -               -
Variable account fee (notes 2 and 5) ....................       (231,294)             -               (5)             -
                                                            ------------      ----------          ------         ------
  Net investment activity ...............................        751,629       1,073,985              (5)             -

Proceeds from mutual fund shares sold ...................     13,169,841       8,737,686           7,464              -
Cost of mutual fund shares sold .........................    (12,461,664)     (7,341,764)         (7,086)             -
                                                            ------------      ----------          ------         ------
Realized gain (loss) on investments .....................        708,177       1,395,922             378              -
Change in unrealized gain (loss)
  on investments ........................................     (7,117,392)     (4,411,710)          1,134              -
                                                            ------------      ----------          ------         ------
  Net gain (loss) on investments ........................     (6,409,215)     (3,015,788)          1,512              -
                                                            ------------      ----------          ------         ------
Reinvested capital gains ................................      3,316,187       3,875,434              -               -
                                                            ------------      ----------          ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................     (2,341,399)      1,933,631           1,507              -
                                                            ------------      ----------          ------         ------
Equity transactions:
Purchase payments received from
  contract owners .......................................     12,117,782      15,303,596             819              -
Transfers between funds .................................    (12,861,305)      2,903,432          19,262              -
Redemptions .............................................     (3,786,740)     (4,616,849)            (16)             -
Adjustments to maintain reserves ........................         (2,974)         (2,254)             (5)             -
                                                            ------------      ----------          ------         ------
    Net equity transactions .............................     (4,533,237)     13,587,925          20,060              -

Net change in contract owners' equity ...................     (6,874,636)     15,521,556          21,567              -
Contract owners' equity beginning
  of period .............................................     48,520,128      32,998,572              -               -
                                                            ------------      ----------          ------         ------
Contract owners' equity end of period ...................   $ 41,645,492      48,520,128          21,567              -
                                                            ============      ==========          ======         ======


See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 1998 and 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
                (not available for contracts issued on or after May 1, 1997)
              American Century: Twentieth Century International Discovery Fund
                (ACTCIntDis)
              American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra) The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning July 1,
                1994)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund)
                (not available for contracts issued on or after October 1, 1993)
              Federated Investment Series Fund, Inc. - Federated Bond Fund -
               Class F (FedBdFd)
              Federated U.S. Government Securities Fund: 2-5 Years -
               Institutional Shares (FedUSGvt)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Capital & Income Fund (FidCapInc)
                (formerly Fidelity High Income Fund)
                (not available for contracts issued on or after January 1, 1987)
              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)
              Fidelity OTC Portfolio (FidOTC)
              Fidelity Puritan(R) Fund (FidPurtn)
              INVESCO Dynamics Fund, Inc. (InvDynam)
              INVESCO Total Return Fund (InvTotRet)
              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning July 1,
                1994)

              MAS Funds - Fixed Income Portfolio (MASFIP)
              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
                (not available for contracts issued on or after May 1, 1997)
              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
                (not available for contracts issued on or after October 1, 1993)
              MFS(R) High Income Fund - Class A (MFSHiInc)
              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
                 - Class B (MSIEqGroB)
              Portfolios of the Nationwide Asset Allocation Trust (NAAT)
                (managed for a fee by an affiliated investment advisor)
                  NAAT - The Aggressive Portfolio (NAATAggr)
                  NAAT - The Conservative Portfolio (NAATCons)
                  NAAT - The Moderate Portfolio (NAATMod)
                  NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
                  NAAT - The Moderately Conservative Portfolio (NAATModCon)
              Funds of the Nationwide Investing Foundation II
                (managed for a fee by an affiliated investment advisor)
                  Nationwide(R) Fund - Class D (NWFund)
                  Nationwide(R) Growth Fund - Class D (NWGroFd)
                    (not available for contracts issued on or after October 1,
                    1993)
                  Nationwide(R) Money Market Fund (NWMyMkt)
                  Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
              Nationwide(R) Separate Account Trust - Small Company Fund
                (NSATSmCo) (managed for a fee by an affiliated investment advisor)

              Funds of the Nationwide Investing Foundation III (NIFIII)
                (managed for a fee by an affiliated investment advisor)
                  NIF III - Prestige Balanced Fund - Class Y (PrBalY)
                  NIF III - Prestige International Fund - Class Y (PrIntY)
                  NIF III - Prestige Large Cap Growth Fund - Class Y
                  (PrLgCapGrY)
                  NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY) NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard) Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr) Oppenheimer Global Fund - Class A (OppGlob)
              Putnam Investors Fund - Class A (PutInvFd)
              Putnam Voyager Fund - Class A (PutVoyFd)
              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
              Seligman Growth Fund, Inc. - Class A (SelGroFd)
              Short-Term Investments Trust - Treasury Portfolio - Institutional
               Class (AIMTreas)
              T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         All of the above funds were being utilized as of December 31, 1998.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                Expense                                         Administration
                 Tier                Assets (Millions)              Charge
               ---------              --------------             ------------
                   I                     Up to $10                   .45%
                  II                  Over $10 to $25                .40%
                  III                 Over $25 to $50                .30%
                  IV                 Over $50 to $150                .20%
                   V                     Over $150                   .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant. (See summary of variable account fees at Note 5)

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                               ASSET
                                                               CHARGE           UNITS           UNIT VALUE            AMOUNT
                                                               ------           -----           ----------            ------
     American Century: Income & Growth Fund .................   0.80%             76,300        $ 1.097595          $     83,746
                                                                0.70%             36,320          1.097739                39,870
                                                                0.55%             39,351          1.097955                43,206
                                                                0.40%                636          1.098171                   698
                                                                0.15%             51,660          1.098531                56,750
     American Century:
        Twentieth Century Growth Fund .......................   0.95%          6,270,208          7.915964            49,634,741
                                                                0.90%          3,210,215          7.926529            25,445,862
                                                                0.80%          2,832,513          7.947702            22,511,969
                                                                0.65%          1,377,500          7.975584            10,986,367
                                                                0.50%            359,828          7.922098             2,850,593
                                                                0.40%          2,228,401          7.987376            17,799,077
                                                                0.30%            207,682          7.988751             1,659,120
     American Century: Twentieth Century
        International Discovery Fund ........................   0.80%            103,189          1.084264               111,884
                                                                0.70%             43,124          1.084406                46,764
                                                                0.55%              7,164          1.084619                 7,770
                                                                0.40%            456,421          1.084832               495,140
                                                                0.15%             25,538          1.085187                27,714
     American Century:
        Twentieth Century Ultra Fund ........................   0.95%         59,827,396          2.316089           138,565,574
                                                                0.90%         25,526,505          2.319181            59,200,585
                                                                0.80%         20,465,127          2.325375            47,589,095
                                                                0.65%          9,983,888          2.333533            23,297,732
                                                                0.50%          3,364,116          2.317883             7,797,627
                                                                0.40%         23,187,750          2.336984            54,189,401
                                                                0.30%          1,622,498          2.337386             3,792,404

     The Bond Fund of America(SM), Inc. .....................   0.95%          3,149,438          2.429862             7,652,700
                                                                0.90%          1,615,501          2.433154             3,930,763
                                                                0.80%            954,957          2.439748             2,329,854
                                                                0.65%            722,007          2.448428             1,767,782
                                                                0.50%            268,515          2.431945               653,014
                                                                0.40%            861,657          2.452190             2,112,947

     Dreyfus Appreciation Fund, Inc. ........................   0.80%             60,330          1.080133                65,164
                                                                0.70%             52,910          1.080275                57,157
                                                                0.55%             20,457          1.080487                22,104
                                                                0.40%              7,474          1.080700                 8,077
                                                                0.30%                116          1.080842                   125
                                                                0.15%             86,357          1.081055                93,357

     Dreyfus Premier Midcap Stock - Class A .................   0.80%              6,837          1.133283                 7,748
                                                                0.70%             23,028          1.133431                26,101
                                                                0.15%              4,299          1.134248                 4,876


                                                                     (Continued)

                                                                ASSET
                                                                CHARGE          UNITS           UNIT VALUE      AMOUNT
                                                                ------          -----           ----------      ------
     The Dreyfus Third Century Fund, Inc. ...................   0.95%               172          4.554448            783
                                                                0.80%         6,657,158          4.572707     30,441,233
                                                                0.70%         3,080,222          4.584920     14,122,571
                                                                0.55%         2,140,647          4.557584      9,756,179
                                                                0.40%         1,100,730          4.558760      5,017,964
                                                                0.30%           132,409          4.559545        603,725
                                                                0.25%           340,211          4.559937      1,551,341
                                                                0.15%         2,316,305          4.602327     10,660,393

     Evergreen Income and Growth Fund - Class Y .............   0.95%           569,094          2.380651      1,354,814
                                                                0.90%           288,461          2.383829        687,642
                                                                0.80%           111,941          2.390198        267,561
                                                                0.65%           125,423          2.398586        300,838
                                                                0.50%            32,633          2.382498         77,748
                                                                0.40%           242,926          2.402138        583,542
     Federated Investments Series Funds, Inc.  -
        Federated Bond Fund - Class F .......................   0.80%            77,098          1.018687         78,539
                                                                0.70%             1,037          1.018821          1,057
                                                                0.40%           170,453          1.019222        173,729
                                                                0.15%            19,138          1.019557         19,512
     Federated U.S. Government Securities Fund:
        2-5 Years - Institutional Shares ....................   0.95%         3,088,503          1.394078      4,305,614
                                                                0.90%         1,498,243          1.395957      2,091,483
                                                                0.80%         1,061,815          1.399720      1,486,244
                                                                0.65%           558,667          1.404671        784,743
                                                                0.50%           281,752          1.395671        393,233
                                                                0.40%         1,119,202          1.406762      1,574,451
     Fidelity Advisor Growth Opportunities
        Fund - Class A ......................................   0.80%            32,561          1.089301         35,469
                                                                0.70%             1,223          1.089444          1,332
                                                                0.55%             5,256          1.089659          5,727
                                                                0.40%               930          1.089873          1,014
                                                                0.30%                 6          1.090017              7
                                                                0.25%             1,714          1.090088          1,868
                                                                0.15%            38,722          1.090231         42,216

     Fidelity Advisor High Yield Fund - Class T .............   0.80%               395          1.064751            421
                                                                0.70%               116          1.064934            124
                                                                0.55%             2,276          1.065207          2,424
                                                                0.15%            55,862          1.065933         59,545

     Fidelity Capital & Income Fund .........................   0.95%           187,924          4.829318        907,545
                                                                0.90%            59,194          4.835829        286,252
                                                                0.80%            60,278          4.848865        292,280
                                                                0.65%           142,236          4.866016        692,123
                                                                0.50%            15,722          4.834839         76,013
                                                                0.40%            53,798          4.873259        262,172

                                                                ASSET
                                                                CHARGE          UNITS                   UNIT VALUE      AMOUNT
                                                                ------          -----                   ----------      ------
     Fidelity Contrafund ...................................    0.95%         79,731,135                 2.522162    201,094,839
                                                                0.90%         34,985,707                 2.525528     88,357,383
                                                                0.80%         26,018,143                 2.532274     65,885,067
                                                                0.65%         11,832,023                 2.541159     30,067,052
                                                                0.50%          6,920,209                 2.524114     17,467,396
                                                                0.40%         21,126,009                 2.544916     53,763,918

     Fidelity Equity-Income Fund ...........................    0.95%         20,055,246                 7.691828    154,261,503
                                                                0.90%         10,047,811                 7.702094     77,389,185
                                                                0.80%          6,525,557                 7.722666     50,394,697
                                                                0.65%          4,532,595                 7.749762     35,126,532
                                                                0.50%          2,032,139                 7.697797     15,642,993
                                                                0.40%          7,558,249                 7.761233     58,661,332

     Fidelity Magellan(R) Fund .............................    0.95%         33,527,719                 2.389171     80,103,454
                                                                0.90%         13,728,148                 2.392359     32,842,658
                                                                0.80%         11,284,101                 2.398748     27,067,715
                                                                0.65%          5,041,523                 2.407162     12,135,763
                                                                0.50%          2,481,152                 2.391021      5,932,487
                                                                0.40%          7,449,476                 2.410721     17,958,608

     Fidelity OTC Portfolio ................................    0.95%          7,583,243                 2.544511     19,295,645
                                                                0.90%          3,156,471                 2.547908      8,042,398
                                                                0.80%          2,759,385                 2.554714      7,049,439
                                                                0.65%          1,453,622                 2.563678      3,726,619
                                                                0.50%            554,256                 2.546479      1,411,401
                                                                0.40%          3,023,192                 2.567467      7,761,946

     Fidelity Puritan(R) Fund ..............................    0.95%         10,568,994                 1.843889     19,488,052
                                                                0.90%          5,207,051                 1.846350      9,614,039
                                                                0.80%          3,223,535                 1.851282      5,967,672
                                                                0.65%          1,260,820                 1.857778      2,342,324
                                                                0.50%          1,058,070                 1.845320      1,952,478
                                                                0.40%          2,399,715                 1.860527      4,464,735

     INVESCO Dynamics Fund, Inc. ...........................    0.80%             38,248                 1.172431         44,843
                                                                0.70%              3,535                 1.172584          4,145
                                                                0.55%              5,449                 1.172815          6,391
                                                                0.40%            278,971                 1.173045        327,246
                                                                0.15%              2,672                 1.173429          3,135

     INVESCO Total Return Fund .............................    0.80%              9,067                 1.023668          9,282
                                                                0.70%              1,276                 1.023803          1,306
                                                                0.55%              2,742                 1.024005          2,808
                                                                0.15%             12,945                 1.024544         13,263

     The Investment Company of America(R) ..................    0.95%         15,826,712                 2.773161     43,890,020
                                                                0.90%          6,890,273                 2.776862     19,133,337
                                                                0.80%          4,926,029                 2.784278     13,715,434
                                                                0.65%          1,858,205                 2.794045      5,191,908
                                                                0.50%          1,244,473                 2.775312      3,453,801
                                                                0.40%          3,259,397                 2.798178      9,120,373


                                                                     (Continued)

                                                           ASSET
                                                           CHARGE           UNITS                  UNIT VALUE       AMOUNT
                                                           ------           -----                  ----------       ------
 MAS Funds - Fixed Income Portfolio ....................    0.95%         1,989,011                 1.413926      2,812,314
                                                            0.90%           991,972                 1.415813      1,404,447
                                                            0.80%           261,209                 1.419597        370,812
                                                            0.65%           278,580                 1.424580        396,859
                                                            0.50%           100,650                 1.415024        142,422
                                                            0.40%           616,144                 1.426689        879,046
 Massachusetts Investors Growth
    Stock Fund - Class A ...............................    0.95%           310,155                22.143725      6,867,987
                                                            0.90%           143,669                22.173275      3,185,612
                                                            0.80%           125,998                22.232493      2,801,250
                                                            0.65%            64,922                22.310477      1,448,441
                                                            0.50%            22,289                22.160876        493,944
                                                            0.40%           120,267                22.343460      2,687,181

 MFS(R) Growth Opportunities Fund - Class A ............    0.95%           657,789                11.531693      7,585,421
                                                            0.90%           366,180                11.547088      4,228,313
                                                            0.80%           190,471                11.577941      2,205,262
                                                            0.65%           180,839                11.618570      2,101,091
                                                            0.50%            63,546                11.540626        733,361
                                                            0.40%           203,691                11.635755      2,370,099

 MFS(R) High Income Fund - Class A .....................    0.95%         1,376,013                 6.172749      8,493,783
                                                            0.90%           516,943                 6.181070      3,195,261
                                                            0.80%           346,946                 6.197734      2,150,279
                                                            0.65%           253,885                 6.219656      1,579,077
                                                            0.50%           106,230                 6.179806        656,481
                                                            0.40%           451,743                 6.228913      2,813,868

 Morgan Stanley Institutional Fund, Inc. -
    Equity Growth Portfolio - Class B ..................    0.80%            11,853                 1.106680         13,117
                                                            0.40%            10,064                 1.107260         11,143
                                                            0.30%                 6                 1.107406              7
                                                            0.15%             2,580                 1.107624          2,858

 NAAT - The Aggressive Portfolio .......................    0.70%           819,842                 1.152311        944,713
                                                            0.60%           296,908                 1.150285        341,529
                                                            0.45%           211,746                 1.150582        243,631
                                                            0.25%           144,398                 1.150978        166,199
                                                            0.15%             1,783                 1.151176          2,053
                                                            0.10%             2,524                 1.151275          2,906
                                                            0.00%           691,326                 1.157296        800,069

 NAAT - The Conservative Portfolio .....................    0.70%           382,730                 1.110341        424,961
                                                            0.60%            97,738                 1.108390        108,332
                                                            0.45%           207,470                 1.108677        230,017
                                                            0.25%            85,045                 1.109060         94,320
                                                            0.10%             4,359                 1.109347          4,836
                                                            0.00%           114,219                 1.115144        127,371

 NAAT - The Moderate Portfolio .........................    0.70%         1,312,884                 1.145999      1,504,564
                                                            0.60%           193,617                 1.143985        221,495
                                                            0.45%           114,698                 1.144281        131,247
                                                            0.25%            17,475                 1.144675         20,003
                                                            0.10%             9,964                 1.144971         11,408
                                                            0.00%           257,772                 1.150956        296,684

                                                           ASSET
                                                          CHARGE           UNITS                   UNIT VALUE      AMOUNT
                                                          -------          ------                  ----------      ------
NAAT - The Moderately Aggressive Portfolio ............    0.70%          1,127,941                 1.143522      1,289,825
                                                           0.60%            169,925                 1.141512        193,971
                                                           0.45%            154,400                 1.141807        176,295
                                                           0.25%            138,659                 1.142200        158,376
                                                           0.15%              3,674                 1.142397          4,197
                                                           0.10%             19,416                 1.142495         22,183
                                                           0.00%            401,494                 1.148468        461,103

NAAT - The Moderately Conservative Portfolio ..........    0.70%            455,658                 1.131933        515,774
                                                           0.60%            135,133                 1.129944        152,693
                                                           0.45%             55,915                 1.130236         63,197
                                                           0.25%            104,938                 1.130626        118,646
                                                           0.15%              1,110                 1.130821          1,255
                                                           0.00%            112,759                 1.136829        128,188

Nationwide(R) Fund - Class D ..........................    0.95%                 36                26.722904            962
                                                           0.80%          3,247,615                26.830004     87,133,523
                                                           0.70%          1,298,643                26.901646     34,935,634
                                                           0.55%            904,019                26.741341     24,174,680
                                                           0.40%            481,772                26.748259     12,886,562
                                                           0.30%            163,349                26.752871      4,370,055
                                                           0.25%            104,524                26.755178      2,796,558
                                                           0.15%          1,044,190                27.003819     28,197,118

Nationwide(R) Growth Fund - Class D ...................    0.95%            679,189                 4.725203      3,209,306
                                                           0.90%            408,603                 4.731510      1,933,309
                                                           0.80%            280,426                 4.744149      1,330,383
                                                           0.65%             88,677                 4.760794        422,173
                                                           0.50%             31,217                 4.728868        147,621
                                                           0.40%            255,124                 4.767838      1,216,390
                                                           0.30%             72,274                 4.768660        344,650

Nationwide(R) Money Market Fund .......................    0.80%          6,949,105                 3.139103     21,813,956
                                                           0.70%          3,320,018                 3.147557     10,449,946
                                                           0.55%          2,277,564                 3.129626      7,127,924
                                                           0.40%          2,708,726                 3.154895      8,545,746
                                                           0.30%            289,513                 3.131607        906,641
                                                           0.25%            662,386                 3.132003      2,074,595
                                                           0.15%          3,344,001                 3.132794     10,476,066

Nationwide(R) S&P 500 Index Fund - Class Y ............    0.80%             64,039                 1.093550         70,030
                                                           0.70%             97,706                 1.093694        106,860
                                                           0.55%              4,693                 1.093909          5,134
                                                           0.40%             19,071                 1.094125         20,866
                                                           0.30%                 81                 1.094268             89
                                                           0.25%             76,493                 1.094340         83,709
                                                           0.15%             25,400                 1.094484         27,800

Nationwide(R) SAT - Small Company Fund ................    0.80%          1,340,017                 0.963521      1,291,135
                                                           0.70%            589,435                 0.964638        568,591
                                                           0.55%            494,950                 0.962509        476,394
                                                           0.40%            454,960                 0.966626        439,776
                                                           0.30%             19,582                 0.962923         18,856
                                                           0.25%             84,982                 0.963006         81,838
                                                           0.15%            313,865                 0.963171        302,306


                                                                     (Continued)

                                                           ASSET
                                                           CHARGE           UNITS                  UNIT VALUE      AMOUNT
                                                           ------           -----                  ----------      ------
Neuberger & Berman Equity Funds(R) -
   Guardian Fund ........................................  0.95%          9,040,807                 1.729738     15,638,227
                                                           0.90%          4,341,380                 1.732048      7,519,479
                                                           0.80%          2,886,123                 1.736676      5,012,261
                                                           0.65%          1,466,182                 1.742771      2,555,219
                                                           0.50%            658,443                 1.731080      1,139,818
                                                           0.40%          4,117,644                 1.745353      7,186,742

Neuberger & Berman Equity Trust(R) -
   Partners Trust .......................................  0.80%                  6                 1.041831              6
                                                           0.70%             46,617                 1.041968         48,573
                                                           0.55%              1,093                 1.042174          1,139
                                                           0.15%                 10                 1.042722             10

NIF III - Prestige Balanced Fund - Class Y ..............  0.70%             67,659                 1.061002         71,786
                                                           0.60%                 38                 1.061142             40
                                                           0.00%                 25                 1.061978             27

NIF III - Prestige International Fund - Class Y .........  0.70%              2,686                 1.092070          2,933
                                                           0.60%             19,996                 1.092213         21,840
                                                           0.00%                 70                 1.093071             77

NIF III - Prestige Large Cap Growth Fund - Class Y ......  0.70%             39,909                 1.139564         45,479
                                                           0.60%             22,783                 1.139713         25,966
                                                           0.45%              6,708                 1.139937          7,647
                                                           0.00%              2,886                 1.140610          3,292

NIF III - Prestige Large Cap Value Fund - Class Y .......  0.70%                858                 1.049429            900
                                                           0.60%             24,426                 1.049566         25,637
                                                           0.45%              7,855                 1.049773          8,246
                                                           0.00%              3,334                 1.050394          3,502

NIF III - Prestige Small Cap Fund - Class Y .............  0.70%              7,654                 1.090386          8,346
                                                           0.60%             33,702                 1.090529         36,753
                                                           0.45%             17,596                 1.090743         19,193
                                                           0.25%              3,784                 1.091029          4,128
                                                           0.00%              6,727                 1.091387          7,342

Oppenheimer Global Fund - Class A .......................  0.80%              2,237                 1.106449          2,475
                                                           0.70%                942                 1.106594          1,042
                                                           0.55%              6,579                 1.106811          7,282
                                                           0.15%              1,884                 1.107392          2,086

Putnam Investors Fund - Class A .........................  0.95%          2,421,935                24.311753     58,881,486
                                                           0.90%            897,593                24.344197     21,851,181
                                                           0.80%            549,318                24.409212     13,408,420
                                                           0.65%            297,345                24.494833      7,283,416
                                                           0.50%             60,549                24.330583      1,473,192
                                                           0.40%            684,364                24.531046     16,788,165
                                                           0.30%            141,978                24.535266      3,483,468

                                                           ASSET
                                                          CHARGE          UNITS                   UNIT VALUE          AMOUNT
                                                          -------         -----                   ----------          ------
Putnam Voyager Fund - Class A                              0.95%        27,161,675                 4.715165        128,071,779
                                                           0.90%        10,644,754                 4.721461         50,258,791
                                                           0.80%         7,755,689                 4.734076         36,716,021
                                                           0.65%         4,199,459                 4.750689         19,950,324
                                                           0.50%         1,141,130                 4.718816          5,384,783
                                                           0.40%         7,057,963                 4.757715         33,579,776
                                                           0.30%           935,379                 4.758533          4,451,032

SEI Index Funds - S&P 500 Index Portfolio                  0.95%        28,576,205                 1.909266         54,559,577
                                                           0.90%        12,293,095                 1.911811         23,502,074
                                                           0.80%         8,439,537                 1.916911         16,177,841
                                                           0.65%         5,122,867                 1.923629          9,854,496
                                                           0.50%         2,027,825                 1.910747          3,874,661
                                                           0.40%         9,208,478                 1.926474         17,739,893

Seligman Growth Fund, Inc. - Class A.                      0.95%           352,047                16.801408          5,914,885
                                                           0.90%           174,614                16.823830          2,937,676
                                                           0.80%            90,887                16.868765          1,533,151
                                                           0.65%            52,182                16.927940            883,334
                                                           0.50%            24,055                16.814429            404,471
                                                           0.40%           145,547                16.952971          2,467,454

Short-Term Investments Trust -
   Treasury Portfolio - Institutional Class                0.95%         1,766,084                 1.276562          2,254,516
                                                           0.90%         1,030,158                 1.278283          1,316,833
                                                           0.80%           320,548                 1.281729            410,856
                                                           0.65%           891,584                 1.286263          1,146,812
                                                           0.50%            86,239                 1.278022            110,215
                                                           0.40%           763,114                 1.288178            983,027

T. Rowe Price International Funds, Inc.  -
   International Stock Fund(R)                             0.95%         9,434,812                 1.379298         13,013,417
                                                           0.90%         3,948,203                 1.381139          5,453,017
                                                           0.80%         3,133,125                 1.384829          4,338,842
                                                           0.65%         1,610,019                 1.389689          2,237,426
                                                           0.50%         1,224,755                 1.380367          1,690,611
                                                           0.40%         4,818,444                 1.391746          6,706,050

Templeton Foreign Fund - Class I                           0.80%        13,917,762                 1.214689         16,905,752
                                                           0.70%         7,746,564                 1.217936          9,434,819
                                                           0.55%         5,316,578                 1.210671          6,436,627
                                                           0.40%         1,884,614                 1.210984          2,282,237
                                                           0.30%           572,528                 1.211193            693,442
                                                           0.25%           599,440                 1.211297            726,100
                                                           0.15%         4,225,950                 1.222569          5,166,515

Warburg Pincus Emerging Growth Fund -
   Common Shares                                           0.80%             5,986                 1.140152              6,825
                                                           0.70%               882                 1.140301              1,006
                                                           0.55%             8,854                 1.140526             10,098
                                                           0.40%               224                 1.140750                256
                                                           0.15%             2,964                 1.141124              3,382
                                                                        ==========                =========    ---------------
  Total Contract Owners' Equity                                                                                $ 2,784,900,031
                                                                                                               ===============

(5)      Variable Account Fees

         The following is a summary of variable account fees for the period May 1, 1998 to December 31, 1998.

       Percentage                      TOTAL       ACIncGro    ACTCGro    ACTCIntDis     ACTCUltra     BdFdAm       DryApp
       ----------                      -----       --------    -------    ----------     ---------     ------       ------
         0.95% ................  $  6,585,520          -       291,751         -          759,586      48,961          -
         0.90% ................     2,627,146          -       140,063         -          302,906      23,071          -
         0.80% ................     1,994,050         39       108,208        59          218,855      10,944         30
         0.70% ................       692,150         26        35,014        25           72,777       4,882         32
         0.65% ................       961,637          -        45,760         -          124,179       6,454          -
         0.60% ................           763          -             -         -                -           -          -
         0.55% ................        37,994         14             -         1            4,718           -          9
         0.50% ................        41,007          -         1,755         -                -         423          -
         0.45% ................        54,298          -             -         -           53,860           -          -
         0.40% ................       282,706          -        18,239        47                -       2,502          2
         0.30% ................         7,558          -           612         -            1,383           -          -
         0.25% ................         2,468          -             -         -                -           -          -
         0.20% ................        18,215          2             -         3                -           -          9
         0.15% ................             4          -             -         -                -           -          -
                                 ------------         --       -------       ---        ---------      ------         --
Total variable account fees ...  $ 13,305,516         81       641,402       135        1,538,264      97,237         82
                                 ============         ==       =======       ===        =========      ======         ==

       Percentage                  DryPreMCap     Dry3dCen   EvIncGro
       ----------                  ----------     --------   --------
         0.95% ................    $    -         140,954      9,437
         0.90% ................         -          57,233      4,039
         0.80% ................         1          63,645      1,495
         0.70% ................         -          28,547      1,025
         0.65% ................         -          22,436      1,793
         0.60% ................         -               -          -
         0.55% ................         -           6,650          -
         0.50% ................         -               -         50
         0.45% ................         -               -          -
         0.40% ................         -           2,530        617
         0.30% ................         -             215          -
         0.25% ................         -             472          -
         0.20% ................         -           3,831          -
         0.15% ................         -               -          -
                                        -         -------     ------
Total variable account fees ...    $    1         326,513     18,456
                                        =         =======     ======

         Percentage                    FedBdFd       FedUSGvt       FAGrOppA       FAHiYld      FidCapInc     FidContr
         ----------                    -------       --------       --------       -------      ---------     --------
         0.95% .....................   $     -       19,714             -              -          6,051      1,125,435
         0.90% .....................         -        8,478             -              -          1,794        444,624
         0.80% .....................        23        5,953             3              -          2,081        298,523
         0.70% .....................         1        1,704             -              -          2,390        102,142
         0.65% .....................         -        3,102             -              -          1,369        129,942
         0.60% .....................         -            -             -              -              -              -
         0.55% .....................         -            -             2              1              -              -
         0.50% .....................         -          240             -              -             50         10,615
         0.45% .....................         -            -             -              -              -              -
         0.40% .....................        13        1,723             -              -            203         54,439
         0.30% .....................         -            -             -              -              -              -
         0.25% .....................         -            -             -              -              -              -
         0.20% .....................         2            -             4              3              -              -
         0.15% .....................         -            -             -              -              -              -
                                       -------       ------             -              -         ------      ---------
Total variable account fees ........   $    39       40,914             9              4         13,938      2,165,720
                                       =======       ======             =              =         ======      =========

         Percentage                     FidEqInc         FidMgIn         FidOTC      FidPurtn
         ----------                     --------         -------         ------      --------
         0.95% .....................   $  978,414        451,976        103,690       113,951
         0.90% .....................      425,805        162,898         39,859        51,253
         0.80% .....................      312,268        129,279         30,080        30,852
         0.70% .....................      122,006         34,728         10,397         8,562
         0.65% .....................      187,833         48,548         19,507        10,664
         0.60% .....................            -              -              -             -
         0.55% .....................            -              -              -             -
         0.50% .....................       10,019          3,626            867         1,237
         0.45% .....................            -              -              -             -
         0.40% .....................       54,720         16,607          6,061         5,038
         0.30% .....................            -              -              -             -
         0.25% .....................            -              -              -             -
         0.20% .....................            -              -              -             -
         0.15% .....................            -              -              -             -
                                        ---------        -------        -------       -------
Total variable account fees ........   $2,091,065        847,662        210,461       221,557
                                        =========        =======        =======       =======

       Percentage                InvDynam   InvTotRet   InvCoAm     MASFIP    MFSGrStk   MFSGrOpp   MFSHiInc   MSIEqGroB
       ----------                --------   ---------   -------     ------    --------   --------   --------   ---------
         0.95% ................  $     -        -       261,313     14,823     39,089     45,624     50,190        -
         0.90% ................        -        -       102,917      5,931     17,056     23,186     19,064        -
         0.80% ................       15        3        64,000      2,164     14,382     14,053     12,776        2
         0.70% ................        3        1        17,363        678      2,997      4,916      3,950        -
         0.65% ................        -        -        22,042      1,540      8,276      8,810      9,234        -
         0.60% ................        -        -             -          -          -          -          -        -
         0.55% ................        3        1             -          -          -          -          -        -
         0.50% ................        -        -         2,190         93        305        451        411        -
         0.45% ................        -        -             -          -          -          -          -        -
         0.40% ................       74        -        10,196        909      1,821      1,206      2,951        4
         0.30% ................        -        -             -          -          -          -          -        -
         0.25% ................        -        -             -          -          -          -          -        -
         0.20% ................        -        1             -          -          -          -          -        -
         0.15% ................        -        -             -          -          -          -          -        -
                                 -------        -       -------     ------     ------     ------     ------        -
Total variable account fees ...  $    95        6       480,021     26,138     83,926     98,246     98,576        6
                                 =======        =       =======     ======     ======     ======     ======        =

       Percentage                    NAATAggr     NAATCons
       ----------                    --------     --------
         0.95% ................       $2,542        709
         0.90% ................        1,134        224
         0.80% ................          565        74
         0.70% ................          913        416
         0.65% ................        1,495        107
         0.60% ................          244         83
         0.55% ................            -          -
         0.50% ................            -          -
         0.45% ................          132         93
         0.40% ................            -          -
         0.30% ................            -          -
         0.25% ................           51          -
         0.20% ................            -         31
         0.15% ................            -          -
                                       -----      -----
Total variable account fees ...       $7,076      1,737
                                       =====      =====

       Percentage                            NAATMod       NAATModAgg     NAATModCon     NWFund        NWGroFd         NWMyMkt
       ----------                            -------       ----------     ----------     ------        -------         -------
         0.95% ...........................  $  2,960         3,575          1,364        352,279        20,220         99,303
         0.90% ...........................       458           536            310        133,584        11,298         49,646
         0.80% ...........................       317           623            613        175,591         6,348         50,606
         0.70% ...........................     1,163         1,052            375         63,159         3,461         24,629
         0.65% ...........................       210           654            176         49,597         2,479         34,448
         0.60% ...........................       190           128            112              -             -              -
         0.55% ...........................         -             -              -         16,710             -          4,921
         0.50% ...........................         -             -              -              -            92              -
         0.45% ...........................        73           101             37              -             -              -
         0.40% ...........................         -             -              -          6,433         1,423          9,983
         0.30% ...........................         -             -              -          1,673           129            363
         0.25% ...........................         6            47             38            922             -            658
         0.20% ...........................         -             1             -           9,975             -          1,925
         0.15% ...........................         1             3             -               -             -              -
                                            --------         -----          -----        -------        ------        -------
Total variable account fees ..............  $  5,378         6,720          3,025        809,923        45,450        276,482
                                            ========         =====          =====        =======        ======        =======

       Percentage                              NWIndxFdY      NSATSmCo       NBGuard        NBPartTr
       ----------                              ---------      --------       -------        --------
         0.95% ...........................       $  -           3,959        105,386            -
         0.90% ...........................          -           2,442         42,598            -
         0.80% ...........................         68           2,154         30,545            -
         0.70% ...........................         58           1,044          8,382           36
         0.65% ...........................          -             636         20,994            -
         0.60% ...........................          -               -              -            -
         0.55% ...........................          -             309              -            1
         0.50% ...........................          -               -            772            -
         0.45% ...........................          -               -              -            -
         0.40% ...........................          7             347          7,492            3
         0.30% ...........................          -               7              -            -
         0.25% ...........................          8              25              -            -
         0.20% ...........................          3              45              -            -
         0.15% ...........................          -               -              -            -
                                                  ---          ------        -------           --
Total variable account fees ..............       $144          10,968        216,169           40
                                                  ===          ======        =======           ==


                                                                     (Continued)

       Percentage                   PrBalY      PrIntY  PrLgCapGrY     PrLgCpValY    PrSmCapY  OppGlob   PutInvFd
       ----------                   ------      ------  ----------     ----------    --------  -------   --------
         0.95% ................  $       -        -        -              -               -      -       299,060
         0.90% ................          -        -        -              -               -      -        99,102
         0.80% ................          -        -        -              -               -      5        70,035
         0.70% ................         51        1       19              -               1      -        18,059
         0.65% ................          -        -        -              -               -      -        38,689
         0.60% ................          -        -        -              -               6      -             -
         0.55% ................          -        -        -              -               -      -             -
         0.50% ................          -        -        -              -               -      -           895
         0.45% ................          -        -        1              1               -      -             -
         0.40% ................          -        -        -              -               -      -        14,344
         0.30% ................          -        -        -              -               -      -         1,269
         0.25% ................          -        -        -              -               1      -             -
         0.20% ................          -        -        -              -               -      -             -
         0.15% ................          -        -        -              -               -      -             -
                                 ---------        -       --              -               -      -       -------
Total variable account fees ...  $      51        1       20              1               8      5       541,453
                                 =========        =       ==              =               =      =       =======

       Percentage                   PutVoyFd     SEI500Ix    SelGroFd
       ----------                   --------     --------    --------
         0.95% ................   $  715,316      291,873     32,833
         0.90% ................      254,919      108,987     14,122
         0.80% ................      173,289       80,858      8,033
         0.70% ................       60,859       21,698      2,478
         0.65% ................       87,003       34,323      5,845
         0.60% ................            -            -          -
         0.55% ................            -            -          -
         0.50% ................        3,233        2,270        249
         0.45% ................            -            -          -
         0.40% ................       32,851       19,442      2,131
         0.30% ................        1,627            -          -
         0.25% ................            -            -          -
         0.20% ................            -            -          -
         0.15% ................            -            -          -
                                   ---------      -------     ------
Total variable account fees ...   $1,329,097      559,451     65,691
                                   =========      =======     ======

       Percentage                   AIMTreas       TRIntStk      TemForFd          WPEmGro
       ----------                   --------       --------      --------          -------
         0.95%                   $    12,180        80,016        100,986             -
         0.90%                         5,583        30,625         41,401             -
         0.80%                         2,162        23,257         49,172             2
         0.70%                         3,559         8,452         18,118             1
         0.65%                         2,505        18,120         12,867             -
         0.60%                             -             -              -             -
         0.55%                             -             -          4,652             2
         0.50%                            81         1,083              -             -
         0.45%                             -             -              -             -
         0.40%                         1,419         5,731          1,198             -
         0.30%                             -             -            280             -
         0.25%                             -             -            240             -
         0.20%                             -             -          2,380             -
         0.15%                             -             -              -             -
                                 -----------       -------        -------              -
Total variable account fees      $    27,489       167,284        231,294              5
                                 ===========       =======        =======              =

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8


                            PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS
           (a)     Financial Statements:

               (1) Financial statements included in Prospectus (Part A):

                   Condensed Financial Information

               (2) Financial statements included in Part B:                                     N/A

                   Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           NACo Variable Account:

                   Independent Auditors' Report.                                                 81

                   Statement of Assets, Liabilities and Contract Owners' Equity
                   as of December 31, 1998.                                                      83

                   Statement of Operations and Changes in Contract Owners'
                   Equity for the years ended December 31, 1998 and 1997.                        85

                   Notes to Financial Statements.                                                87

Nationwide Life Insurance Company and Subsidiaries:

                   Independent Auditors' Report.                                                101

                   Consolidated Balance Sheets as of December 31, 1998 and 1997.                102

                   Consolidated Statements of Income for the years ended
                   December 31, 1998, 1997 and 1996.                                            103

                   Consolidated Statements of Shareholder's Equity for the years ended
                   December 31, 1998,1997 and 1996.                                             104

                   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1998, 1997 and 1996.                                            105

                   Notes to Consolidated Financial Statements.                                  106


                                   145 of 166

  Item 24.  (b) Exhibits

    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted September 7, 1988-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (2)  Not Applicable

    (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter- Filed previously with pre-effective Amendment No. 1 to the registration statement (File No.
         33-33425), and hereby incorporated by reference.

    (4) The form of the variable annuity contract- Filed previously with pre-effective Amendment No.1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

    (5) Variable Annuity Application- Filed previously with pre-effective Amendment No.1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

    (6) Articles of Incorporation of Depositor. --Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (7)  Not Applicable

    (8)  Not Applicable

    (9) Opinion of Counsel-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (10) Not Applicable

    (11) Not Applicable

    (12) Not Applicable

    (13) Performance Advertising Calculation Schedule-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

                                   146 of 166

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR
                 Lewis J. Alphin                                        Director
                 519 Bethel Church Road
                 Mount Olive, NC  28365

                 A. I. Bell                                             Director
                 4121 North River Road West
                 Zanesville, OH  43701

                 Kenneth D. Davis                                       Director
                 7229 Woodmansee Road
                 Leesburg, OH  45135

                 Keith W. Eckel                                         Director
                 1647 Falls Road
                 Clarks Summit, PA 18411

                 Willard J. Engel                                       Director
                 300 East Marshall Street
                 Marshall, MN  56258

                 Fred C. Finney                                         Director
                 1558 West Moreland Road
                 Wooster, OH  44691

                 Joseph J. Gasper                         President and Chief Operating Officer
                 One Nationwide Plaza                                 and Director
                 Columbus, OH  43215

                 Dimon R. McFerson                        Chairman and Chief Executive Officer
                 One Nationwide Plaza                                 and Director
                 Columbus, OH  43215

                 David O. Miller                           Chairman of the Board and Director
                 115 Sprague Drive
                 Hebron, OH  43025

                 Yvonne L. Montgomery                                   Director
                 2859 Paces Ferry Road
                 Atlanta, GA  30339

                 Ralph M. Paige, Executive Director                     Director
                 Federation of Southern
                 Cooperatives/Land Assistance Fund
                 2769 Church Street
                 East Point, GA  30344

                 James F. Patterson                                     Director
                 8765 Mulberry Road
                 Chesterland, OH  44026

                                   147 of 166


                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR
                 Arden L. Shisler                                       Director
                 1356 North Wenger Road
                 Dalton, OH  44618

                 Robert L. Stewart                                      Director
                 88740 Fairview Road
                 Jewett, OH  43986

                 Nancy C. Thomas                                        Director
                 1733A Westwood Avenue
                 Alliance, OH  44601

                 Robert A. Oakley                               Executive Vice President-
                 One Nationwide Plaza                            Chief Financial Officer
                 Columbus, OH  43215

                 Robert J. Woodward Jr.                         Executive Vice President
                 One Nationwide Plaza                           Chief Investment Officer
                 Columbus, OH  43215

                 James E. Brock                            Senior Vice President - Corporate
                 One Nationwide Plaza                                  Development
                 Columbus, OH  43215

                 John R. Cook, Jr.                              Senior Vice President -
                 One Nationwide Plaza                         Chief Communications Officer
                 Columbus, OH  43215

                 Phillip C. Gath                                Senior Vice President -
                 One Nationwide Plaza                                 Chief Actuary
                 Columbus, OH  43215

                 Richard D. Headley                           Senior Vice President - Chief
                 One Nationwide Plaza                        Information Technology Officer
                 Columbus, OH  43215

                 Donna A James                                Senior Vice President - Human
                 One Nationwide Plaza                                   Resources
                 Columbus, OH  43215

                 Richard A. Karas                            Senior Vice President - Sales -
                 One Nationwide Plaza                              Financial Services
                 Columbus, OH  43215

                                   148 of 166


                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR
                 Douglas C. Robinette                            Senior Vice President-
                 One Nationwide Plaza                             Marketing and Product
                 Columbus, OH  43215                             Management Nationwide
                                                               Financial Services of the
                                                             Nationwide Insurance Enterprise

                 Susan A. Wolken                              Senior Vice President - Life
                 One Nationwide Plaza                              Company Operations
                 Columbus, OH  43215

                 Bruce C. Barnes                               Vice President - Technology
                 One Nationwide Plaza                             Strategy and Planning
                 Columbus, OH  43215

                 Dennis W. Click                               Vice President - Secretary
                 One Nationwide Plaza
                 Columbus, OH  43215

                 David A. Diamond                              Vice President - Enterprise
                 One Nationwide Plaza                                  Controller
                 Columbus, OH  43215

                 Matthew S. Easley                                  Vice President -
                 One Nationwide Plaza                           Investment Life Actuarial
                 Columbus, OH  43215

                 R. Dennis Noice                                Vice President - Systems
                 One Nationwide Plaza
                 Columbus, OH  43215

                 Joseph P. Rath
                 One Nationwide Plaza                           Vice President - Product
                 Columbus, OH  43215                              and Market Compliance

                 Mark Thresher                                Vice President - Finance and
                 One Nationwide Plaza                                   Treasurer
                 Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries


                                   149 of 166


----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------
The 401K Companies, Inc.               Texas                                        Holding Company

----------------------------------------------------------------------------------------------------------------------------
The 401(K) Company                     Texas                                        Third-party administrator for 401(k)
                                                                                    plans
----------------------------------------------------------------------------------------------------------------------------
401K Investment Advisors, Inc.         Texas                                        Investment Advisor registered with the
                                                                                    SEC
----------------------------------------------------------------------------------------------------------------------------
401K Investments Services, Inc.        Texas                                        NASD registered Broker-Dealer
----------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                 Delaware                                     Life Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.         Ohio                                         Life Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.             Iowa                                         Holding Company
----------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company          Iowa                                         Managing General Agent and Surplus
                                                                                    Lines Broker (P&C)
----------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                     Iowa                                         Holding Company
----------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing       Iowa                                         Direct Marketer (P&C)
Company
----------------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking          Iowa                                         Broker-Dealer
Corporation
----------------------------------------------------------------------------------------------------------------------------
ALLIED Group Mortgage Company          Iowa                                         Mortgage Lender
----------------------------------------------------------------------------------------------------------------------------
ALLIED Life Brokerage Agency, Inc.     Iowa                                         Insurance Broker
----------------------------------------------------------------------------------------------------------------------------
ALLIED Life Financial Corporation      Iowa                                         Holding Company
----------------------------------------------------------------------------------------------------------------------------
ALLIED Life Insurance Company          Iowa                                         Insurance Company
----------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty           Iowa                                         Underwrites General P&C Insurance
Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                       Ohio                                         Promotes international cooperative
                                                                                    insurance organizations
----------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                 Iowa                                         Underwrites General P&C Insurance
----------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.     Florida                                      Underwriting Manager
----------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company          Germany                                      Insurance Company
----------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company              California                                   Stock Corporation
----------------------------------------------------------------------------------------------------------------------------
Caliber Funding Corporation            Delaware                                     Stock Corporation
----------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance       Texas                                        Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------------
Colonial Insurance Company of          Wisconsin                                    Insurance Company
Wisconsin
----------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and       Germany                                      Insurance Broker
Service GmbH
----------------------------------------------------------------------------------------------------------------------------

                                   150 of 166


----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company            Nebraska                                     Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company           Iowa                                         Underwrites P&C insurance
----------------------------------------------------------------------------------------------------------------------------
*Employers Life Insurance Company      Wisconsin                                    Life Insurance Company
of  Wausau
----------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation          Delaware                                     Limited purpose corporation
----------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                              Iowa                                         Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company      Iowa                                         Mutual Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors        Alabama                                      Insurance Agency
Agency of Alabama, Inc.
----------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors        Ohio                                         Insurance Agency
Agency of Ohio, Inc.
----------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors        Oklahoma                                     Insurance Agency
Agency of Oklahoma, Inc.
----------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors        Texas                                        Insurance Agency
Agency of Texas, Inc.
----------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust   Massachusetts                                Investment Company
----------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities          Oklahoma                                     Broker-Dealer
Corporation
----------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus, Inc.        Ohio                                         Managed Care Organization
----------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company              Ohio                                         Cost Control
----------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada    Nevada                                       Self-insurance administration, claims
                                                                                    examinations and data processing
                                                                                    services
----------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New       New York                                     Workers' compensation claims
York, Inc.                                                                          administration
----------------------------------------------------------------------------------------------------------------------------
MedPro Solutions, Inc.                 Massachusetts                                Third-party administration services
                                                                                    for workers' compensation, automobile
                                                                                    injury and disability claims
----------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.         Ohio                                         Insurance Broker and Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates,      Ohio                                         Insurance Agency
Inc.
----------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New     New York                                     Life Insurance Agency
York, Inc.
----------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company         Germany                                      Life Insurance Company
----------------------------------------------------------------------------------------------------------------------------

                                   151 of 166

----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.         Texas                                        Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Inc.        Iowa                                         General Printing Services
----------------------------------------------------------------------------------------------------------------------------
Morley & Associates                    Oregon                                       Insurance Broker
----------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.        Oregon                                       Investment Adviser and stable value
                                                                                    money management
----------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.        Oregon                                       Holding Company
----------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.       Delaware                                     Credit research consulting
----------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                Ohio                                         Owns and operates a recreational ski
                                                                                    facility
----------------------------------------------------------------------------------------------------------------------------
**National Casualty Company            Wisconsin                                    Insurance Company
----------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,  Great Britain                                Insurance Company
  Ltd.
----------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.   Ohio                                         Administers deferred compensation
                                                                                    plans for public employees
----------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit         Delaware                                     Insurance Administrative Services
Administration Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.     Ohio                                         Investment Management and
                                                                                    Administrative Services
----------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.              Ohio                                         Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance      Iowa                                         Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Trust      Massachusetts                                Investment Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company     Ohio                                         Investment Securities Agent
----------------------------------------------------------------------------------------------------------------------------
Nationwide Community Urban             Ohio                                         Special purpose real estate corporation
Redevelopment Corporation
----------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                 Ohio                                         Holding Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution       Delaware                                     Insurance Agency
Distributors Agency, Inc.
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services          Bermuda                                      Life Insurance Company
(Bermuda) Ltd.
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services          Delaware                                     Statutory Business Trust
Capital Trust
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services          Delaware                                     Statutory Business Trust
Capital Trust II
----------------------------------------------------------------------------------------------------------------------------

                                   152 of 166


----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.    Delaware                                     Holding Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company   Ohio                                         Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.       Ohio                                         Holding Company for International
                                                                                    Operations
----------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.          Ohio                                         Health Maintenance Organization
----------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company          Ohio                                         Reinsurance Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of        California                                   Underwriter
America
----------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of        Ohio                                         Insurance Company
Florida
----------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Enterprise        Ohio                                         Membership Non-Profit Corporation
Foundation
----------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LCC       Ohio                                         Shared services functions
----------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf Charities,   Ohio                                         Membership Non-Profit Corporation
Inc.
----------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters  California                                   Underwriting Manager
----------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation        Michigan                                     Provide investors with continuous
                                                                                    source of investment
----------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II    Massachusetts                                Common Law Trust
----------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services         Oklahoma                                     Registered Broker-Dealer in deferred
Corporation                                                                         compensation market
----------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.    Ohio                                         Stock Transfer Agent
----------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity          Ohio                                         Life Insurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company    Ohio                                         Life Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                      Texas                                        Property Insurance
----------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.    Ohio                                         Preferred provider organization,
                                                                                    products and related services
----------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance       Ohio                                         Mutual Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Funds                Ohio                                         Investment Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company    Ohio                                         Mutual Insurance Company
----------------------------------------------------------------------------------------------------------------------------

                                   153 of 166

----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.            Ohio                                         Develop, own and operate real estate
                                                                                    and real estate investments
----------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty       Ohio                                         Insurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.      Ohio                                         Develop, own and operate real estate
                                                                                    and real estate investments
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.  Delaware                                     Market and administer deferred
                                                                                    compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Alabama                                      Market and administer deferred
Inc. of Alabama                                                                     compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Arizona                                      Market and administer deferred
Inc. of Arizona                                                                     compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Arkansas                                     Market and administer deferred
Inc. of Arkansas                                                                    compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Montana                                      Market and administer deferred
Inc. of Montana                                                                     compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Nevada                                       Market and administer deferred
Inc. of Nevada                                                                      compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       New Mexico                                   Market and administer deferred
Inc. of New Mexico                                                                  compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Ohio                                         Market variable annuity contracts to
Inc. of Ohio                                                                        members of the National Education
                                                                                    Association in the state of Ohio
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Oklahoma                                     Market variable annuity contracts to
Inc. of Oklahoma                                                                    members of the National Education
                                                                                    Association in the state of Oklahoma
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       South Dakota                                 Market and administer deferred
Inc. of South Dakota                                                                compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Texas                                        Market and administer deferred
Inc. of Texas                                                                       compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,       Wyoming                                      Market variable annuity contracts to
Inc. of Wyoming                                                                     members of the National Education
                                                                                    Association in the state of Wyoming
----------------------------------------------------------------------------------------------------------------------------

                                   153 of 166

----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions        Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                               compensation plans for public employees
----------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust     Massachusetts                                Investment Company
----------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB          United States of America                     Federal Savings Bank
----------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                Germany                                      Administrative services for Neckura
                                                                                    Insurance Group
----------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company              Germany                                      Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company         Germany                                      Life Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Nevada Independent                     Nevada                                       Workers' compensation administrative
Companies-Construction                                                              services
----------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health    Nevada                                       Workers' compensation administrative
and Nonprofit                                                                       services
----------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-          Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                       services
----------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-          Nevada                                       Workers' compensation administrative
Manufacturing                                                                       services
----------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                 Delaware                                     Holding Company
----------------------------------------------------------------------------------------------------------------------------
NWE, Inc.                              Ohio                                         Special Investments
----------------------------------------------------------------------------------------------------------------------------
PanEuroLife                            Luxembourg                                   Life Insurance
----------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.               Wisconsin                                    Pension plan administration
----------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.     Oregon                                       NASD Registered Broker-Dealer
----------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                   Iowa                                         Insurance Agency
----------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                 Texas                                        Stock Corporation
----------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company           Ohio                                         Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company           Ohio                                         Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance     Arizona                                      Excess and Surplus Lines Insurance
Company                                                                             Company
----------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance      Germany                                      Sales support for Neckura Insurance
Group                                                                               Group
----------------------------------------------------------------------------------------------------------------------------
Union Bond and Trust Company           Oregon                                       Oregon state bank with trust powers
----------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                Delaware                                     Holding Company
----------------------------------------------------------------------------------------------------------------------------

                                   155 of 166


----------------------------------------------------------------------------------------------------------------------------
               COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust    Delaware                                     Business Trust
----------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust             Delaware                                     Business Trust
----------------------------------------------------------------------------------------------------------------------------
**Wausau Preferred Health Insurance    Wisconsin                                    Insurance and Reinsurance Company
  Company
----------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company     Arizona                                      Excess and Surplus Lines Insurance
                                                                                    Company
----------------------------------------------------------------------------------------------------------------------------

                                   156 of 166


-------------------------------------------------------------------------------------------------------------------------------
                   COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                ORGANIZATION          (SEE ATTACHED CHART)
                                                                    UNLESS OTHERWISE INDICATED
-------------------------------------------------------------------------------------------------------------------------------

 *  MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide VA Separate Account-Q                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
    Account                                                       Account
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-------------------------------------------------------------------------------------------------------------------------------


                                   157 of 166


-------------------------------------------------------------------------------------------------------------------------------
                   COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                ORGANIZATION          (SEE ATTACHED CHART)
                                                                    UNLESS OTHERWISE INDICATED
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-------------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-------------------------------------------------------------------------------------------------------------------------------
    Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-------------------------------------------------------------------------------------------------------------------------------

                                   158 of 166

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.  Number of Contract Owners

         The number of contract owners as of January 31, 1999 was 3,448.

Item 28.  Indemnification

         Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the Nationwide DC Variable Account and the NACo Variable Account.

                                   161 of 166


              (b) NATIONWIDE INVESTMENT SERVICES CORPORATION
                           DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------
NAME AND BUSINESS ADDRESS                              POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                       Chairman of the Board and Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Richard A. Karas                                       Vice Chairman and Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                      Chairman and Chief Executive Officer - Nationwide
One Nationwide Plaza                                   Insurance Enterprise and Director
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Timothy E. Murphy                                      President
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                       Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Dennis W. Click                                        Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                         Vice President - Compliance
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                       Vice President - Compliance Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                       Vice President and Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Gary E. Berndt                                         Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Duane M. Campbell                                      Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                       Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------

                                   162 of 166


                (c)NAME OF       NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR       BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                 Nationwide            N/A                    N/A                N/A                  N/A
                 Investment
                  Services
                 Corporation

Item 30.  Location of Accounts and Records

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215

Item 31.  Management Services

         Not Applicable

Item 32.  Undertakings

         The Registrant hereby undertakes to:
         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

         The Depositor hereby represents:

          (a) That the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                                   163 of 166

                                                                      PROSPECTUS

--------------------------------------------------------------------------------

         NACo National Association of Counties


         Counties Care for America



















                                               Group
                                               Flexible Fund
                                               Retirement
                                               Contracts

                                               offered by

                                               NATIONWIDE
                                               Life Insurance
                                               Company
                                               through its NACo Variable Account

--------------------------------------------------------------------------------

                                   MAY 1, 1999

--------------------------------------------------------------------------------

                                   164 of 166

                          INDEPENDENT AUDITORS' CONSENT




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:

We consent to the use of our reports included herein and to the references to our firm under the heading "Services" in the Statement of Additional Information.




                                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                   165 of 166

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NACo VARIABLE ACCOUNT, certifies that the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this __th day of October, 1999.

                                               NACo VARIABLE ACCOUNT
                           -----------------------------------------------------
                                                  (Registrant)
                                         NATIONWIDE LIFE INSURANCE COMPANY
                           -----------------------------------------------------
                                                  (Depositor)


                                                By/s/JOSEPH P. RATH
                           -----------------------------------------------------
                                                  Joseph P. Rath
                                 Vice President - Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the __th day of October, 1999.

              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------
Joseph J. Gasper                                Officer and Director

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------
Dimon R. McFerson                               Officer and Director

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------
David O. Miller                                       Director

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------
Robert A. Oakley                                  Financial Officer

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                         By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath

ROBERT L. STEWART                                     Director                           Attorney-in-Fact
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas



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